UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2025

Date of reporting period: December 31, 2024

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

TwentyFour Sustainable Short Term Bond Fund

Class A: TFBAX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$10,487,950
# of Portfolio Holdings	68
Portfolio Turnover Rate	38%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.500%, Due 10/11/2029	6.5
U.S. Treasury Notes, 3.625%, Due 8/31/2029	4.7
U.S. Treasury Notes, 4.125%, Due 11/30/2029	3.5
Nationwide Building Society, 5.750%, Due 6/20/2027	2.3
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.3
Tower Bridge Funding PLC, 6.527%, Due 11/20/2063, Class D	2.0
BNP Paribas SA, 7.375%, Due 8/19/2025	1.9
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025	1.8
Bunzl Finance PLC, 2.250%, Due 6/11/2025	1.7
Twin Bridges PLC, 6.827%, Due 3/12/2055, Class D	1.6

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	68.1
Corporate Obligations	11.5
U.S. Treasury Obligations	8.7
Foreign Sovereign Obligations	7.0
Collateralized Mortgage Obligations	4.7

Top Ten Industry Allocations - % Fixed Income

Banks
26.0
Insurance
11.7
U.S. Treasury Obligations
8.7
Telecommunications
7.8
Foreign Sovereign Obligations
6.9
Savings & Loans
6.3
Electric
6.0
Collateralized Mortgage Obligations
4.7
Software
4.0
Food
1.9
0%
5%
10%
15%
20%
25%
30%

Value	Value
Food	1.9
Software	4.0
Collateralized Mortgage Obligations	4.7
Electric	6.0
Savings & Loans	6.3
Foreign Sovereign Obligations	6.9
Telecommunications	7.8
U.S. Treasury Obligations	8.7
Insurance	11.7
Banks	26.0

Country Allocation - % Investments

United Kingdom
United States
Germany
France
Netherlands
Spain
Sweden
Australia
Belgium
47.2
20.2
10.8
10.2
5.7
2.3
1.3
1.2
1.1
0%
10%
20%
30%
40%
50%

Value	Value
Belgium	1.1
Australia	1.2
Sweden	1.3
Spain	2.3
Netherlands	5.7
France	10.2
Germany	10.8
United States	20.2
United Kingdom	47.2

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour Sustainable Short Term Bond Fund

Semi-Annual Shareholder Report - December 31, 2024

TwentyFour SSTB_A 1224

Class A: TFBAX

American Beacon

TwentyFour Sustainable Short Term Bond Fund

Class C: TFBCX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$10,487,950
# of Portfolio Holdings	68
Portfolio Turnover Rate	38%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.500%, Due 10/11/2029	6.5
U.S. Treasury Notes, 3.625%, Due 8/31/2029	4.7
U.S. Treasury Notes, 4.125%, Due 11/30/2029	3.5
Nationwide Building Society, 5.750%, Due 6/20/2027	2.3
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.3
Tower Bridge Funding PLC, 6.527%, Due 11/20/2063, Class D	2.0
BNP Paribas SA, 7.375%, Due 8/19/2025	1.9
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025	1.8
Bunzl Finance PLC, 2.250%, Due 6/11/2025	1.7
Twin Bridges PLC, 6.827%, Due 3/12/2055, Class D	1.6

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	68.1
Corporate Obligations	11.5
U.S. Treasury Obligations	8.7
Foreign Sovereign Obligations	7.0
Collateralized Mortgage Obligations	4.7

Top Ten Industry Allocations - % Fixed Income

Value	Value
Food	1.9
Software	4.0
Collateralized Mortgage Obligations	4.7
Electric	6.0
Savings & Loans	6.3
Foreign Sovereign Obligations	6.9
Telecommunications	7.8
U.S. Treasury Obligations	8.7
Insurance	11.7
Banks	26.0

Country Allocation - % Investments

Value	Value
Belgium	1.1
Australia	1.2
Sweden	1.3
Spain	2.3
Netherlands	5.7
France	10.2
Germany	10.8
United States	20.2
United Kingdom	47.2

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour Sustainable Short Term Bond Fund

Semi-Annual Shareholder Report - December 31, 2024

TwentyFour SSTB_C 1224

Class C: TFBCX

American Beacon

TwentyFour Sustainable Short Term Bond Fund

Class R6: TFBRX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$24	0.47%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$10,487,950
# of Portfolio Holdings	68
Portfolio Turnover Rate	38%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.500%, Due 10/11/2029	6.5
U.S. Treasury Notes, 3.625%, Due 8/31/2029	4.7
U.S. Treasury Notes, 4.125%, Due 11/30/2029	3.5
Nationwide Building Society, 5.750%, Due 6/20/2027	2.3
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.3
Tower Bridge Funding PLC, 6.527%, Due 11/20/2063, Class D	2.0
BNP Paribas SA, 7.375%, Due 8/19/2025	1.9
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025	1.8
Bunzl Finance PLC, 2.250%, Due 6/11/2025	1.7
Twin Bridges PLC, 6.827%, Due 3/12/2055, Class D	1.6

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	68.1
Corporate Obligations	11.5
U.S. Treasury Obligations	8.7
Foreign Sovereign Obligations	7.0
Collateralized Mortgage Obligations	4.7

Top Ten Industry Allocations - % Fixed Income

Value	Value
Food	1.9
Software	4.0
Collateralized Mortgage Obligations	4.7
Electric	6.0
Savings & Loans	6.3
Foreign Sovereign Obligations	6.9
Telecommunications	7.8
U.S. Treasury Obligations	8.7
Insurance	11.7
Banks	26.0

Country Allocation - % Investments

Value	Value
Belgium	1.1
Australia	1.2
Sweden	1.3
Spain	2.3
Netherlands	5.7
France	10.2
Germany	10.8
United States	20.2
United Kingdom	47.2

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour Sustainable Short Term Bond Fund

Semi-Annual Shareholder Report - December 31, 2024

TwentyFour SSTB_R6 1224

Class R6: TFBRX

American Beacon

TwentyFour Sustainable Short Term Bond Fund

Class Y: TFBYX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$10,487,950
# of Portfolio Holdings	68
Portfolio Turnover Rate	38%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.500%, Due 10/11/2029	6.5
U.S. Treasury Notes, 3.625%, Due 8/31/2029	4.7
U.S. Treasury Notes, 4.125%, Due 11/30/2029	3.5
Nationwide Building Society, 5.750%, Due 6/20/2027	2.3
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.3
Tower Bridge Funding PLC, 6.527%, Due 11/20/2063, Class D	2.0
BNP Paribas SA, 7.375%, Due 8/19/2025	1.9
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025	1.8
Bunzl Finance PLC, 2.250%, Due 6/11/2025	1.7
Twin Bridges PLC, 6.827%, Due 3/12/2055, Class D	1.6

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	68.1
Corporate Obligations	11.5
U.S. Treasury Obligations	8.7
Foreign Sovereign Obligations	7.0
Collateralized Mortgage Obligations	4.7

Top Ten Industry Allocations - % Fixed Income

Value	Value
Food	1.9
Software	4.0
Collateralized Mortgage Obligations	4.7
Electric	6.0
Savings & Loans	6.3
Foreign Sovereign Obligations	6.9
Telecommunications	7.8
U.S. Treasury Obligations	8.7
Insurance	11.7
Banks	26.0

Country Allocation - % Investments

Value	Value
Belgium	1.1
Australia	1.2
Sweden	1.3
Spain	2.3
Netherlands	5.7
France	10.2
Germany	10.8
United States	20.2
United Kingdom	47.2

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour Sustainable Short Term Bond Fund

Semi-Annual Shareholder Report - December 31, 2024

TwentyFour SSTB_Y 1224

Class Y: TFBYX

American Beacon

TwentyFour Strategic Income Fund

Class A: TFSAX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$367,244,259
# of Portfolio Holdings	272
Portfolio Turnover Rate	39%
Total Management Fees Paid	$839,956

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	6.7
U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.4
U.S. Treasury Notes, 3.875%, Due 8/15/2034	5.6
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	1.4
Nationwide Building Society, 10.250%, Due 12/6/2099	1.4
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	1.0
Together Asset-Backed Securitisation PLC, 5.669%, Due 10/12/2065, Class A	0.9
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 8/15/2054	0.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038, Class A	0.8

Excludes cash equivalents and derivatives.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.5
Asset-Backed Obligations	17.7
U.S. Treasury Obligations	13.6
Corporate Obligations	10.4
Foreign Sovereign Obligations	7.7
Investment Companies	2.7
Collateralized Mortgage Obligations	1.0
Foreign Convertible Obligations	0.4

Excludes derivatives.

Top Ten Industry Allocations - % Fixed Income

Banks
24.7
Asset-Backed Obligations
18.2
U.S. Treasury Obligations
14.0
Insurance
10.9
Foreign Sovereign Obligations
7.9
Savings & Loans
3.6
Pipelines
3.0
Diversified Financial Services
2.9
Telecommunications
1.5
Oil & Gas
1.3
0%
5%
10%
15%
20%
25%

Value	Value
Oil & Gas	1.3
Telecommunications	1.5
Diversified Financial Services	2.9
Pipelines	3.0
Savings & Loans	3.6
Foreign Sovereign Obligations	7.9
Insurance	10.9
U.S. Treasury Obligations	14.0
Asset-Backed Obligations	18.2
Banks	24.7

Top Ten Country Exposure - % Investments

United States
24.4
United Kingdom
24.0
Ireland
13.4
Germany
9.3
Spain
4.5
France
4.3
Cayman Islands
3.3
Italy
3.3
Netherlands
3.0
Jersey
1.7
0%
5%
10%
15%
20%
25%

Value	Value
Jersey	1.7
Netherlands	3.0
Italy	3.3
Cayman Islands	3.3
France	4.3
Spain	4.5
Germany	9.3
Ireland	13.4
United Kingdom	24.0
United States	24.4

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour Strategic Income Fund

Semi-Annual Shareholder Report - December 31, 2024

TwentyFour SI_A 1224

Class A: TFSAX

American Beacon

TwentyFour Strategic Income Fund

Class C: TFGCX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$367,244,259
# of Portfolio Holdings	272
Portfolio Turnover Rate	39%
Total Management Fees Paid	$839,956

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	6.7
U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.4
U.S. Treasury Notes, 3.875%, Due 8/15/2034	5.6
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	1.4
Nationwide Building Society, 10.250%, Due 12/6/2099	1.4
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	1.0
Together Asset-Backed Securitisation PLC, 5.669%, Due 10/12/2065, Class A	0.9
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 8/15/2054	0.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038, Class A	0.8

Excludes cash equivalents and derivatives.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.5
Asset-Backed Obligations	17.7
U.S. Treasury Obligations	13.6
Corporate Obligations	10.4
Foreign Sovereign Obligations	7.7
Investment Companies	2.7
Collateralized Mortgage Obligations	1.0
Foreign Convertible Obligations	0.4

Excludes derivatives.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Oil & Gas	1.3
Telecommunications	1.5
Diversified Financial Services	2.9
Pipelines	3.0
Savings & Loans	3.6
Foreign Sovereign Obligations	7.9
Insurance	10.9
U.S. Treasury Obligations	14.0
Asset-Backed Obligations	18.2
Banks	24.7

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.7
Netherlands	3.0
Italy	3.3
Cayman Islands	3.3
France	4.3
Spain	4.5
Germany	9.3
Ireland	13.4
United Kingdom	24.0
United States	24.4

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour Strategic Income Fund

Semi-Annual Shareholder Report - December 31, 2024

TwentyFour SI_C 1224

Class C: TFGCX

American Beacon

TwentyFour Strategic Income Fund

Investor Class: TFGPX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$367,244,259
# of Portfolio Holdings	272
Portfolio Turnover Rate	39%
Total Management Fees Paid	$839,956

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	6.7
U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.4
U.S. Treasury Notes, 3.875%, Due 8/15/2034	5.6
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	1.4
Nationwide Building Society, 10.250%, Due 12/6/2099	1.4
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	1.0
Together Asset-Backed Securitisation PLC, 5.669%, Due 10/12/2065, Class A	0.9
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 8/15/2054	0.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038, Class A	0.8

Excludes cash equivalents and derivatives.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.5
Asset-Backed Obligations	17.7
U.S. Treasury Obligations	13.6
Corporate Obligations	10.4
Foreign Sovereign Obligations	7.7
Investment Companies	2.7
Collateralized Mortgage Obligations	1.0
Foreign Convertible Obligations	0.4

Excludes derivatives.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Oil & Gas	1.3
Telecommunications	1.5
Diversified Financial Services	2.9
Pipelines	3.0
Savings & Loans	3.6
Foreign Sovereign Obligations	7.9
Insurance	10.9
U.S. Treasury Obligations	14.0
Asset-Backed Obligations	18.2
Banks	24.7

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.7
Netherlands	3.0
Italy	3.3
Cayman Islands	3.3
France	4.3
Spain	4.5
Germany	9.3
Ireland	13.4
United Kingdom	24.0
United States	24.4

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour Strategic Income Fund

Semi-Annual Shareholder Report - December 31, 2024

TwntyFour SI_Investor 1224

Investor Class: TFGPX

American Beacon

TwentyFour Strategic Income Fund

Class R5: TFGIX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$367,244,259
# of Portfolio Holdings	272
Portfolio Turnover Rate	39%
Total Management Fees Paid	$839,956

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	6.7
U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.4
U.S. Treasury Notes, 3.875%, Due 8/15/2034	5.6
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	1.4
Nationwide Building Society, 10.250%, Due 12/6/2099	1.4
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	1.0
Together Asset-Backed Securitisation PLC, 5.669%, Due 10/12/2065, Class A	0.9
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 8/15/2054	0.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038, Class A	0.8

Excludes cash equivalents and derivatives.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.5
Asset-Backed Obligations	17.7
U.S. Treasury Obligations	13.6
Corporate Obligations	10.4
Foreign Sovereign Obligations	7.7
Investment Companies	2.7
Collateralized Mortgage Obligations	1.0
Foreign Convertible Obligations	0.4

Excludes derivatives.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Oil & Gas	1.3
Telecommunications	1.5
Diversified Financial Services	2.9
Pipelines	3.0
Savings & Loans	3.6
Foreign Sovereign Obligations	7.9
Insurance	10.9
U.S. Treasury Obligations	14.0
Asset-Backed Obligations	18.2
Banks	24.7

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.7
Netherlands	3.0
Italy	3.3
Cayman Islands	3.3
France	4.3
Spain	4.5
Germany	9.3
Ireland	13.4
United Kingdom	24.0
United States	24.4

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour Strategic Income Fund

Semi-Annual Shareholder Report - December 31, 2024

TwentyFour SI_R5 1224

Class R5: TFGIX

American Beacon

TwentyFour Strategic Income Fund

Class Y: TFGYX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$367,244,259
# of Portfolio Holdings	272
Portfolio Turnover Rate	39%
Total Management Fees Paid	$839,956

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.200%, Due 2/15/2034	6.7
U.S. Treasury Notes, 4.250%, Due 11/15/2034	6.4
U.S. Treasury Notes, 3.875%, Due 8/15/2034	5.6
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	1.4
Nationwide Building Society, 10.250%, Due 12/6/2099	1.4
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.2
Nationwide Building Society, 7.500%, Due 12/20/2030	1.0
Together Asset-Backed Securitisation PLC, 5.669%, Due 10/12/2065, Class A	0.9
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 8/15/2054	0.9
OCP Euro CLO DAC, 5.284%, Due 4/20/2038, Class A	0.8

Excludes cash equivalents and derivatives.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	46.5
Asset-Backed Obligations	17.7
U.S. Treasury Obligations	13.6
Corporate Obligations	10.4
Foreign Sovereign Obligations	7.7
Investment Companies	2.7
Collateralized Mortgage Obligations	1.0
Foreign Convertible Obligations	0.4

Excludes derivatives.

Top Ten Industry Allocations - % Fixed Income

Value	Value
Oil & Gas	1.3
Telecommunications	1.5
Diversified Financial Services	2.9
Pipelines	3.0
Savings & Loans	3.6
Foreign Sovereign Obligations	7.9
Insurance	10.9
U.S. Treasury Obligations	14.0
Asset-Backed Obligations	18.2
Banks	24.7

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.7
Netherlands	3.0
Italy	3.3
Cayman Islands	3.3
France	4.3
Spain	4.5
Germany	9.3
Ireland	13.4
United Kingdom	24.0
United States	24.4

Excludes foreign exchange holdings.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

TwentyFour Strategic Income Fund

Semi-Annual Shareholder Report - December 31, 2024

TwentyFour SI_Y 1224

Class Y: TFGYX

American Beacon

ARK Transformational Innovation Fund

Class A: ADNAX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$187,024,885
# of Portfolio Holdings	34
Portfolio Turnover Rate	19%
Total Management Fees Paid	$793,632

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	14.9
Roku, Inc.	9.0
Coinbase Global, Inc., Class A	8.0
ROBLOX Corp., Class A	6.3
Palantir Technologies, Inc., Class A	5.7
Robinhood Markets, Inc., Class A	4.6
Shopify, Inc., Class A	4.3
CRISPR Therapeutics AG	4.0
Block, Inc.	3.9
Archer Aviation, Inc., Class A	3.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	8.2
Securities Lending Collateral	2.0

Sector Allocation - % Investments

Value	Value
Industrials	3.0
Financials	18.0
Information Technology	18.7
Consumer Discretionary	18.8
Communication Services	20.6
Health Care	20.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

ARK_A 1224

Class A: ADNAX

American Beacon

ARK Transformational Innovation Fund

Class C: ADNCX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	2.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$187,024,885
# of Portfolio Holdings	34
Portfolio Turnover Rate	19%
Total Management Fees Paid	$793,632

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	14.9
Roku, Inc.	9.0
Coinbase Global, Inc., Class A	8.0
ROBLOX Corp., Class A	6.3
Palantir Technologies, Inc., Class A	5.7
Robinhood Markets, Inc., Class A	4.6
Shopify, Inc., Class A	4.3
CRISPR Therapeutics AG	4.0
Block, Inc.	3.9
Archer Aviation, Inc., Class A	3.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	8.2
Securities Lending Collateral	2.0

Sector Allocation - % Investments

Value	Value
Industrials	3.0
Financials	18.0
Information Technology	18.7
Consumer Discretionary	18.8
Communication Services	20.6
Health Care	20.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

ARK_C 1224

Class C: ADNCX

American Beacon

ARK Transformational Innovation Fund

Investor Class: ADNPX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$79	1.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$187,024,885
# of Portfolio Holdings	34
Portfolio Turnover Rate	19%
Total Management Fees Paid	$793,632

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	14.9
Roku, Inc.	9.0
Coinbase Global, Inc., Class A	8.0
ROBLOX Corp., Class A	6.3
Palantir Technologies, Inc., Class A	5.7
Robinhood Markets, Inc., Class A	4.6
Shopify, Inc., Class A	4.3
CRISPR Therapeutics AG	4.0
Block, Inc.	3.9
Archer Aviation, Inc., Class A	3.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	8.2
Securities Lending Collateral	2.0

Sector Allocation - % Investments

Value	Value
Industrials	3.0
Financials	18.0
Information Technology	18.7
Consumer Discretionary	18.8
Communication Services	20.6
Health Care	20.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

ARK_Investor 1224

Investor Class: ADNPX

American Beacon

ARK Transformational Innovation Fund

Class R5: ADNIX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$61	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$187,024,885
# of Portfolio Holdings	34
Portfolio Turnover Rate	19%
Total Management Fees Paid	$793,632

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	14.9
Roku, Inc.	9.0
Coinbase Global, Inc., Class A	8.0
ROBLOX Corp., Class A	6.3
Palantir Technologies, Inc., Class A	5.7
Robinhood Markets, Inc., Class A	4.6
Shopify, Inc., Class A	4.3
CRISPR Therapeutics AG	4.0
Block, Inc.	3.9
Archer Aviation, Inc., Class A	3.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	8.2
Securities Lending Collateral	2.0

Sector Allocation - % Investments

Value	Value
Industrials	3.0
Financials	18.0
Information Technology	18.7
Consumer Discretionary	18.8
Communication Services	20.6
Health Care	20.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

ARK_R5 1224

Class R5: ADNIX

American Beacon

ARK Transformational Innovation Fund

Class R6: ADNRX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$61	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$187,024,885
# of Portfolio Holdings	34
Portfolio Turnover Rate	19%
Total Management Fees Paid	$793,632

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	14.9
Roku, Inc.	9.0
Coinbase Global, Inc., Class A	8.0
ROBLOX Corp., Class A	6.3
Palantir Technologies, Inc., Class A	5.7
Robinhood Markets, Inc., Class A	4.6
Shopify, Inc., Class A	4.3
CRISPR Therapeutics AG	4.0
Block, Inc.	3.9
Archer Aviation, Inc., Class A	3.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	8.2
Securities Lending Collateral	2.0

Sector Allocation - % Investments

Value	Value
Industrials	3.0
Financials	18.0
Information Technology	18.7
Consumer Discretionary	18.8
Communication Services	20.6
Health Care	20.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

ARK_R6 1224

Class R6: ADNRX

American Beacon

ARK Transformational Innovation Fund

Class Y: ADNYX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$66	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$187,024,885
# of Portfolio Holdings	34
Portfolio Turnover Rate	19%
Total Management Fees Paid	$793,632

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	14.9
Roku, Inc.	9.0
Coinbase Global, Inc., Class A	8.0
ROBLOX Corp., Class A	6.3
Palantir Technologies, Inc., Class A	5.7
Robinhood Markets, Inc., Class A	4.6
Shopify, Inc., Class A	4.3
CRISPR Therapeutics AG	4.0
Block, Inc.	3.9
Archer Aviation, Inc., Class A	3.0

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	8.2
Securities Lending Collateral	2.0

Sector Allocation - % Investments

Value	Value
Industrials	3.0
Financials	18.0
Information Technology	18.7
Consumer Discretionary	18.8
Communication Services	20.6
Health Care	20.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

ARK_Y 1224

Class Y: ADNYX

American Beacon

Shapiro Equity Opportunities Fund

Class A: SHXAX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$119,482,099
# of Portfolio Holdings	26
Portfolio Turnover Rate	26%
Total Management Fees Paid	$392,301

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc., Class B	5.7
Elanco Animal Health, Inc.	5.2
Zimmer Biomet Holdings, Inc.	5.1
Penn Entertainment, Inc.	5.0
Walt Disney Co.	5.0
Lions Gate Entertainment Corp., Class B	5.0
Alphabet, Inc., Class C	5.0
NCR Voyix Corp.	4.7
Micron Technology, Inc.	4.6
Bank of America Corp.	4.6

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	98.9
Investment Companies	1.1

Sector Allocation - % Equities

Value	Value
Energy	2.8
Materials	6.5
Consumer Discretionary	10.7
Industrials	13.8
Health Care	14.5
Financials	14.9
Information Technology	17.1
Communication Services	19.7

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro Equity Opportunities Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

Shapiro EO_A 1224

Class A: SHXAX

American Beacon

Shapiro Equity Opportunities Fund

Class C: SHXCX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$119,482,099
# of Portfolio Holdings	26
Portfolio Turnover Rate	26%
Total Management Fees Paid	$392,301

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc., Class B	5.7
Elanco Animal Health, Inc.	5.2
Zimmer Biomet Holdings, Inc.	5.1
Penn Entertainment, Inc.	5.0
Walt Disney Co.	5.0
Lions Gate Entertainment Corp., Class B	5.0
Alphabet, Inc., Class C	5.0
NCR Voyix Corp.	4.7
Micron Technology, Inc.	4.6
Bank of America Corp.	4.6

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	98.9
Investment Companies	1.1

Sector Allocation - % Equities

Value	Value
Energy	2.8
Materials	6.5
Consumer Discretionary	10.7
Industrials	13.8
Health Care	14.5
Financials	14.9
Information Technology	17.1
Communication Services	19.7

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro Equity Opportunities Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

Shapiro EO_C 1224

Class C: SHXCX

American Beacon

Shapiro Equity Opportunities Fund

Investor Class: SHXPX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$53	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$119,482,099
# of Portfolio Holdings	26
Portfolio Turnover Rate	26%
Total Management Fees Paid	$392,301

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc., Class B	5.7
Elanco Animal Health, Inc.	5.2
Zimmer Biomet Holdings, Inc.	5.1
Penn Entertainment, Inc.	5.0
Walt Disney Co.	5.0
Lions Gate Entertainment Corp., Class B	5.0
Alphabet, Inc., Class C	5.0
NCR Voyix Corp.	4.7
Micron Technology, Inc.	4.6
Bank of America Corp.	4.6

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	98.9
Investment Companies	1.1

Sector Allocation - % Equities

Value	Value
Energy	2.8
Materials	6.5
Consumer Discretionary	10.7
Industrials	13.8
Health Care	14.5
Financials	14.9
Information Technology	17.1
Communication Services	19.7

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro Equity Opportunities Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

Shapiro EO_Investor 1224

Investor Class: SHXPX

American Beacon

Shapiro Equity Opportunities Fund

Class R5: SHXIX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$119,482,099
# of Portfolio Holdings	26
Portfolio Turnover Rate	26%
Total Management Fees Paid	$392,301

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc., Class B	5.7
Elanco Animal Health, Inc.	5.2
Zimmer Biomet Holdings, Inc.	5.1
Penn Entertainment, Inc.	5.0
Walt Disney Co.	5.0
Lions Gate Entertainment Corp., Class B	5.0
Alphabet, Inc., Class C	5.0
NCR Voyix Corp.	4.7
Micron Technology, Inc.	4.6
Bank of America Corp.	4.6

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	98.9
Investment Companies	1.1

Sector Allocation - % Equities

Value	Value
Energy	2.8
Materials	6.5
Consumer Discretionary	10.7
Industrials	13.8
Health Care	14.5
Financials	14.9
Information Technology	17.1
Communication Services	19.7

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro Equity Opportunities Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

Shapiro EO_R5 1224

Class R5: SHXIX

American Beacon

Shapiro Equity Opportunities Fund

Class Y: SHXYX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$119,482,099
# of Portfolio Holdings	26
Portfolio Turnover Rate	26%
Total Management Fees Paid	$392,301

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Berkshire Hathaway, Inc., Class B	5.7
Elanco Animal Health, Inc.	5.2
Zimmer Biomet Holdings, Inc.	5.1
Penn Entertainment, Inc.	5.0
Walt Disney Co.	5.0
Lions Gate Entertainment Corp., Class B	5.0
Alphabet, Inc., Class C	5.0
NCR Voyix Corp.	4.7
Micron Technology, Inc.	4.6
Bank of America Corp.	4.6

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	98.9
Investment Companies	1.1

Sector Allocation - % Equities

Value	Value
Energy	2.8
Materials	6.5
Consumer Discretionary	10.7
Industrials	13.8
Health Care	14.5
Financials	14.9
Information Technology	17.1
Communication Services	19.7

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro Equity Opportunities Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

Shapiro EO_Y 1224

Class Y: SHXYX

American Beacon

Shapiro SMID Cap Equity Fund

Class A: SHEAX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$37,335,549
# of Portfolio Holdings	30
Portfolio Turnover Rate	36%
Total Management Fees Paid	$65,437

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.9
Dun & Bradstreet Holdings, Inc.	5.1
Penn Entertainment, Inc.	5.1
Rapid7, Inc.	5.0
Madison Square Garden Sports Corp.	5.0
Lions Gate Entertainment Corp., Class B	4.9
Elanco Animal Health, Inc.	4.8
MKS Instruments, Inc.	4.8
Atlanta Braves Holdings, Inc., Class C	4.8
NCR Voyix Corp.	4.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.5
Investment Companies	1.3
Foreign Common Stocks	0.7
Securities Lending Collateral	0.5

Sector Allocation - % Equities

Value	Value
Financials	0.8
Consumer Staples	1.3
Utilities	1.4
Energy	1.4
Health Care	10.6
Consumer Discretionary	11.1
Communication Services	15.4
Materials	15.8
Industrials	17.6
Information Technology	24.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro SMID Cap Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

Shapiro SMID_A 1224

Class A: SHEAX

American Beacon

Shapiro SMID Cap Equity Fund

Class C: SHDCX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	2.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$37,335,549
# of Portfolio Holdings	30
Portfolio Turnover Rate	36%
Total Management Fees Paid	$65,437

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.9
Dun & Bradstreet Holdings, Inc.	5.1
Penn Entertainment, Inc.	5.1
Rapid7, Inc.	5.0
Madison Square Garden Sports Corp.	5.0
Lions Gate Entertainment Corp., Class B	4.9
Elanco Animal Health, Inc.	4.8
MKS Instruments, Inc.	4.8
Atlanta Braves Holdings, Inc., Class C	4.8
NCR Voyix Corp.	4.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.5
Investment Companies	1.3
Foreign Common Stocks	0.7
Securities Lending Collateral	0.5

Sector Allocation - % Equities

Value	Value
Financials	0.8
Consumer Staples	1.3
Utilities	1.4
Energy	1.4
Health Care	10.6
Consumer Discretionary	11.1
Communication Services	15.4
Materials	15.8
Industrials	17.6
Information Technology	24.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro SMID Cap Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

Shapiro SMID_C 1224

Class C: SHDCX

American Beacon

Shapiro SMID Cap Equity Fund

Investor Class: SHDPX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$37,335,549
# of Portfolio Holdings	30
Portfolio Turnover Rate	36%
Total Management Fees Paid	$65,437

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.9
Dun & Bradstreet Holdings, Inc.	5.1
Penn Entertainment, Inc.	5.1
Rapid7, Inc.	5.0
Madison Square Garden Sports Corp.	5.0
Lions Gate Entertainment Corp., Class B	4.9
Elanco Animal Health, Inc.	4.8
MKS Instruments, Inc.	4.8
Atlanta Braves Holdings, Inc., Class C	4.8
NCR Voyix Corp.	4.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.5
Investment Companies	1.3
Foreign Common Stocks	0.7
Securities Lending Collateral	0.5

Sector Allocation - % Equities

Value	Value
Financials	0.8
Consumer Staples	1.3
Utilities	1.4
Energy	1.4
Health Care	10.6
Consumer Discretionary	11.1
Communication Services	15.4
Materials	15.8
Industrials	17.6
Information Technology	24.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro SMID Cap Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

Shap SMID_Investor 1224

Investor Class: SHDPX

American Beacon

Shapiro SMID Cap Equity Fund

Class R5: SHDIX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$37,335,549
# of Portfolio Holdings	30
Portfolio Turnover Rate	36%
Total Management Fees Paid	$65,437

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.9
Dun & Bradstreet Holdings, Inc.	5.1
Penn Entertainment, Inc.	5.1
Rapid7, Inc.	5.0
Madison Square Garden Sports Corp.	5.0
Lions Gate Entertainment Corp., Class B	4.9
Elanco Animal Health, Inc.	4.8
MKS Instruments, Inc.	4.8
Atlanta Braves Holdings, Inc., Class C	4.8
NCR Voyix Corp.	4.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.5
Investment Companies	1.3
Foreign Common Stocks	0.7
Securities Lending Collateral	0.5

Sector Allocation - % Equities

Value	Value
Financials	0.8
Consumer Staples	1.3
Utilities	1.4
Energy	1.4
Health Care	10.6
Consumer Discretionary	11.1
Communication Services	15.4
Materials	15.8
Industrials	17.6
Information Technology	24.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro SMID Cap Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

Shapiro SMID_R5 1224

Class R5: SHDIX

American Beacon

Shapiro SMID Cap Equity Fund

Class R6: SHDRX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$37,335,549
# of Portfolio Holdings	30
Portfolio Turnover Rate	36%
Total Management Fees Paid	$65,437

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.9
Dun & Bradstreet Holdings, Inc.	5.1
Penn Entertainment, Inc.	5.1
Rapid7, Inc.	5.0
Madison Square Garden Sports Corp.	5.0
Lions Gate Entertainment Corp., Class B	4.9
Elanco Animal Health, Inc.	4.8
MKS Instruments, Inc.	4.8
Atlanta Braves Holdings, Inc., Class C	4.8
NCR Voyix Corp.	4.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.5
Investment Companies	1.3
Foreign Common Stocks	0.7
Securities Lending Collateral	0.5

Sector Allocation - % Equities

Value	Value
Financials	0.8
Consumer Staples	1.3
Utilities	1.4
Energy	1.4
Health Care	10.6
Consumer Discretionary	11.1
Communication Services	15.4
Materials	15.8
Industrials	17.6
Information Technology	24.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro SMID Cap Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

Shapiro SMID_R6 1224

Class R6: SHDRX

American Beacon

Shapiro SMID Cap Equity Fund

Class Y: SHDYX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$37,335,549
# of Portfolio Holdings	30
Portfolio Turnover Rate	36%
Total Management Fees Paid	$65,437

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.9
Dun & Bradstreet Holdings, Inc.	5.1
Penn Entertainment, Inc.	5.1
Rapid7, Inc.	5.0
Madison Square Garden Sports Corp.	5.0
Lions Gate Entertainment Corp., Class B	4.9
Elanco Animal Health, Inc.	4.8
MKS Instruments, Inc.	4.8
Atlanta Braves Holdings, Inc., Class C	4.8
NCR Voyix Corp.	4.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	97.5
Investment Companies	1.3
Foreign Common Stocks	0.7
Securities Lending Collateral	0.5

Sector Allocation - % Equities

Value	Value
Financials	0.8
Consumer Staples	1.3
Utilities	1.4
Energy	1.4
Health Care	10.6
Consumer Discretionary	11.1
Communication Services	15.4
Materials	15.8
Industrials	17.6
Information Technology	24.6

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro SMID Cap Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Semi-Annual Shareholder Report - December 31, 2024

Shapiro SMID_Y 1224

Class Y: SHDYX

American Beacon

SSI Alternative Income Fund

Investor Class: PSCAX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$83	1.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$195,455,390
# of Portfolio Holdings	129
Portfolio Turnover Rate	69%
Total Management Fees Paid	$695,574

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Redwood Trust, Inc., 7.750%, Due 6/15/2027	2.3
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051	2.1
Royal Caribbean Cruises Ltd., 6.000%, Due 8/15/2025	2.0
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1.7
PG&E Corp., 4.250%, Due 12/1/2027	1.6
Sphere Entertainment Co., 3.500%, Due 12/1/2028	1.6
Cable One, Inc., 1.125%, Due 3/15/2028	1.5
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029	1.5
WisdomTree, Inc., 5.750%, Due 8/15/2028	1.5
LendingTree, Inc., 0.500%, Due 7/15/2025	1.5

Includes long positions only.

Asset Allocation - % Investments

Convertible Obligations	101.4
Investment Companies	14.6
Convertible Preferred Stocks	6.5
Foreign Convertible Obligations	6.2
Preferred Stocks	3.3
Common Stocks	(32.0)

Top Ten Industry Allocations - % Fixed Income

Software
REITS
Leisure Time
Health Care - Products
Diversified Financial Services
Media
Internet
Commercial Services
Electric
Mining
14.5
11.5
7.3
7.2
5.7
5.6
5.5
4.7
4.6
4.4
0%
2%
4%
6%
8%
10%
12%
14%
16%

Value	Value
Mining	4.4
Electric	4.6
Commercial Services	4.7
Internet	5.5
Media	5.6
Diversified Financial Services	5.7
Health Care - Products	7.2
Leisure Time	7.3
REITS	11.5
Software	14.5

Includes long positions only.

Sector Allocation - % Equities

Financials
57.0
Industrials
19.1
Information Technology
15.2
Materials
6.0
Utilities
2.7
0%
10%
20%
30%
40%
50%
60%

Value	Value
Utilities	2.7
Materials	6.0
Information Technology	15.2
Industrials	19.1
Financials	57.0

Includes long equity positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

SSI Alternative Income Fund

Semi-Annual Shareholder Report - December 31, 2024

SSI_Investor 1224

Investor Class: PSCAX

American Beacon

SSI Alternative Income Fund

Class R5: SSIJX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$67	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$195,455,390
# of Portfolio Holdings	129
Portfolio Turnover Rate	69%
Total Management Fees Paid	$695,574

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Redwood Trust, Inc., 7.750%, Due 6/15/2027	2.3
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051	2.1
Royal Caribbean Cruises Ltd., 6.000%, Due 8/15/2025	2.0
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1.7
PG&E Corp., 4.250%, Due 12/1/2027	1.6
Sphere Entertainment Co., 3.500%, Due 12/1/2028	1.6
Cable One, Inc., 1.125%, Due 3/15/2028	1.5
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029	1.5
WisdomTree, Inc., 5.750%, Due 8/15/2028	1.5
LendingTree, Inc., 0.500%, Due 7/15/2025	1.5

Includes long positions only.

Asset Allocation - % Investments

Convertible Obligations	101.4
Investment Companies	14.6
Convertible Preferred Stocks	6.5
Foreign Convertible Obligations	6.2
Preferred Stocks	3.3
Common Stocks	(32.0)

Top Ten Industry Allocations - % Fixed Income

Value	Value
Mining	4.4
Electric	4.6
Commercial Services	4.7
Internet	5.5
Media	5.6
Diversified Financial Services	5.7
Health Care - Products	7.2
Leisure Time	7.3
REITS	11.5
Software	14.5

Includes long positions only.

Sector Allocation - % Equities

Value	Value
Utilities	2.7
Materials	6.0
Information Technology	15.2
Industrials	19.1
Financials	57.0

Includes long equity positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

SSI Alternative Income Fund

Semi-Annual Shareholder Report - December 31, 2024

SSI_R5 1224

Class R5: SSIJX

American Beacon

SSI Alternative Income Fund

Class Y: PSCIX

Semi-Annual Shareholder Report - December 31, 2024

This semi-annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$70	1.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Total Net Assets	$195,455,390
# of Portfolio Holdings	129
Portfolio Turnover Rate	69%
Total Management Fees Paid	$695,574

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Redwood Trust, Inc., 7.750%, Due 6/15/2027	2.3
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051	2.1
Royal Caribbean Cruises Ltd., 6.000%, Due 8/15/2025	2.0
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1.7
PG&E Corp., 4.250%, Due 12/1/2027	1.6
Sphere Entertainment Co., 3.500%, Due 12/1/2028	1.6
Cable One, Inc., 1.125%, Due 3/15/2028	1.5
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029	1.5
WisdomTree, Inc., 5.750%, Due 8/15/2028	1.5
LendingTree, Inc., 0.500%, Due 7/15/2025	1.5

Includes long positions only.

Asset Allocation - % Investments

Convertible Obligations	101.4
Investment Companies	14.6
Convertible Preferred Stocks	6.5
Foreign Convertible Obligations	6.2
Preferred Stocks	3.3
Common Stocks	(32.0)

Top Ten Industry Allocations - % Fixed Income

Value	Value
Mining	4.4
Electric	4.6
Commercial Services	4.7
Internet	5.5
Media	5.6
Diversified Financial Services	5.7
Health Care - Products	7.2
Leisure Time	7.3
REITS	11.5
Software	14.5

Includes long positions only.

Sector Allocation - % Equities

Value	Value
Utilities	2.7
Materials	6.0
Information Technology	15.2
Industrials	19.1
Financials	57.0

Includes long equity positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Distributed by:

Resolute Investment Distributors, Inc.

SSI Alternative Income Fund

Semi-Annual Shareholder Report - December 31, 2024

SSI_Y 1224

Class Y: PSCIX

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principal Account Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: June 30, 2025

Date of reporting period: December 31, 2024

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Beacon®
FUNDS

2024

SEMI-ANNUAL FINANCIAL STATEMENTS

December 31, 2024

ARK TRANSFORMATIONAL INNOVATION FUND

ARK 1224

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	December 31, 2024

Additional Fund Information	Back Cover

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.94%

Communication Services - 20.49%

Entertainment - 15.29%
ROBLOX Corp., Class AA	204,185	$11,814,144
Roku, Inc.A	225,716	16,779,728

		28,593,872

Interactive Media & Services - 3.50%
Meta Platforms, Inc., Class A	7,611	4,456,317
Pinterest, Inc., Class AA	72,451	2,101,079

		6,557,396

Media - 1.70%
Trade Desk, Inc., Class AA	26,997	3,172,957

Total Communication Services		38,324,225

Consumer Discretionary - 18.62%

Automobiles - 14.90%
Tesla, Inc.A	69,028	27,876,267

Broadline Retail - 1.85%
Amazon.com, Inc.A	15,793	3,464,826

Hotels, Restaurants & Leisure - 1.87%
DraftKings, Inc., Class AA	93,833	3,490,588

Total Consumer Discretionary		34,831,681

Financials - 17.78%

Capital Markets - 12.56%
Coinbase Global, Inc., Class AA	59,970	14,890,551
Robinhood Markets, Inc., Class AA	230,654	8,594,168

		23,484,719

Consumer Finance - 1.33%
SoFi Technologies, Inc.A	161,154	2,481,772

Financial Services - 3.89%
Block, Inc.A	85,696	7,283,303

Total Financials		33,249,794

Health Care - 16.77%

Biotechnology - 10.75%
Beam Therapeutics, Inc.A	142,331	3,529,809
Intellia Therapeutics, Inc.A	255,416	2,978,150
Natera, Inc.A	14,717	2,329,701
Prime Medicine, Inc.A B	67,892	198,245
Recursion Pharmaceuticals, Inc., Class AA B	543,530	3,674,263
Twist Bioscience Corp.A	91,355	4,245,267
Veracyte, Inc.A	79,741	3,157,743

		20,113,178

Health Care Equipment & Supplies - 0.30%
Cerus Corp.A	359,126	553,054

Life Sciences Tools & Services - 5.72%
10X Genomics, Inc., Class AA	242,660	3,484,597
Illumina, Inc.A	15,990	2,136,744

See accompanying notes

1

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.94% (continued)

Health Care - 16.77% (continued)

Life Sciences Tools & Services - 5.72% (continued)
Pacific Biosciences of California, Inc.A B	632,390	$1,157,274
Tempus AI, Inc.A B	116,154	3,921,359

		10,699,974

Total Health Care		31,366,206

Industrials - 3.02%

Aerospace & Defense - 3.02%
Archer Aviation, Inc., Class AA	579,255	5,647,736

Information Technology - 14.26%

Semiconductors & Semiconductor Equipment - 3.40%
Advanced Micro Devices, Inc.A	21,726	2,624,284
Teradyne, Inc.	29,641	3,732,395

		6,356,679

Software - 10.86%
Gitlab, Inc., Class AA	23,990	1,351,837
PagerDuty, Inc.A	205,755	3,757,086
Palantir Technologies, Inc., Class AA	140,416	10,619,662
UiPath, Inc., Class AA	360,171	4,577,773

		20,306,358

Total Information Technology		26,663,037

Total Common Stocks (Cost $107,687,722)		170,082,679

FOREIGN COMMON STOCKS - 8.32%

Health Care - 4.01%

Biotechnology - 4.01%
CRISPR Therapeutics AGA B	190,879	7,512,998

Information Technology - 4.31%

IT Services - 4.31%
Shopify, Inc., Class AA	75,831	8,063,110

Total Foreign Common Stocks (Cost $10,827,310)		15,576,108

SECURITIES LENDING COLLATERAL - 2.05% (Cost $3,825,205)

Investment Companies - 2.05%
American Beacon U.S. Government Money Market Select Fund, 4.33%C D	3,825,205	3,825,205

TOTAL INVESTMENTS - 101.31% (Cost $122,340,237)		189,483,992
LIABILITIES, NET OF OTHER ASSETS - (1.31)%		(2,459,107)

TOTAL NET ASSETS - 100.00%		$187,024,885

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at December 31, 2024 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

See accompanying notes

2

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2024, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$170,082,679	$-	$-	$170,082,679
Foreign Common Stocks	15,576,108	-	-	15,576,108
Securities Lending Collateral	3,825,205	-	-	3,825,205

Total Investments in Securities - Assets	$189,483,992	$-	$-	$189,483,992

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

3

American Beacon ARK Transformational Innovation FundSM

Statement of Assets and Liabilities

December 31, 2024 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value† §	$185,658,787
Investments in affiliated securities, at fair value‡	3,825,205
Dividends and interest receivable	9,305
Receivable for investments sold	14,699,971
Receivable for fund shares sold	237,156
Receivable for tax reclaims	99,856
Receivable for expense reimbursement (Note 2)	38,636
Prepaid expenses	76,854

Total assets	204,645,770

Liabilities:
Payable for investments purchased	1,148,173
Payable for fund shares redeemed	1,696,585
Management and sub-advisory fees payable (Note 2)	165,104
Service fees payable (Note 2)	35,594
Transfer agent fees payable (Note 2)	16,098
Payable upon return of securities loaned (Note 8)§	3,825,205
Payable for interfund loan	10,640,983
Custody and fund accounting fees payable	26,705
Professional fees payable	32,374
Trustee fees payable (Note 2)	7,173
Payable for prospectus and shareholder reports	22,427
Other liabilities	4,464

Total liabilities	17,620,885

Commitments and contingent liabilities (Note 2)

Net assets	$187,024,885

Analysis of net assets:
Paid-in-capital	$565,138,934
Total distributable earnings (deficits)A	(378,114,049)

Net assets	$187,024,885

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	185,064

Y Class	6,649,046

Investor Class	3,237,704

A Class	1,251,016

C Class	713,392

R6 Class	154,454

Net assets:
R5 Class	$2,892,815

Y Class	$103,128,537

Investor Class	$49,242,309

A Class	$18,976,435

C Class	$10,375,400

R6 Class	$2,409,389

Net asset value, offering and redemption price per share:
R5 Class	$15.63

Y Class	$15.51

Investor Class	$15.21

A Class	$15.17

A Class (offering price)	$16.10

C Class	$14.54

R6 Class	$15.60

† Cost of investments in unaffiliated securities	$118,515,032
‡ Cost of investments in affiliated securities	$3,825,205
§ Fair value of securities on loan	$13,145,773

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

4

American Beacon ARK Transformational Innovation FundSM

Statement of Operation

For the period ended December 31, 2024 (Unaudited)

Investment income:
Dividend income from unaffiliated securities	$14,774
Dividend income from affiliated securities (Note 2)	61,029
Income derived from securities lending (Note 8)	517,929

Total investment income	593,732

Expenses:
Management and sub-advisory fees (Note 2)	932,759
Transfer agent fees (Note 2):
R5 Class	758
Y Class	63,889
Investor Class	1,840
A Class	471
C Class	315
R6 Class	422
Custody and fund accounting fees	30,966
Professional fees	50,778
Registration fees and expenses	52,602
Service fees (Note 2):
Investor Class	85,669
A Class	17,202
C Class	11,578
Distribution fees (Note 2):
A Class	20,742
C Class	49,738
Prospectus and shareholder report expenses	26,403
Trustee fees (Note 2)	14,588
Loan interest expense (Note 2)	4,186
Line of credit interest expense (Note 9)	1,232
Other expenses	29,815

Total expenses	1,395,953

Net fees waived and expenses (reimbursed) (Note 2)	(139,127)

Net expenses	1,256,826

Net investment (loss)	(663,094)

Realized and unrealized gain (loss) from investments:
Net realized (loss) from:
Investments in unaffiliated securitiesA	(4,870,257)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	55,716,139
Foreign currency transactions	(13)

Net gain from investments	50,845,869

Net increase in net assets resulting from operations	$50,182,775

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

5

American Beacon ARK Transformational Innovation FundSM

Statement of Changes in Net Assets

	Six Months Ended December 31, 2024	Year Ended June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment (loss)	$(663,094)	$(2,672,877)
Net realized (loss) from investments in unaffiliated securities	(4,870,257)	(201,232,005)
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions and purchased option	55,716,126	207,152,032

Net increase in net assets resulting from operations	50,182,775	3,247,150

Distributions to shareholders:

Net distributions to shareholders	-	-

Capital share transactions (Note 10):
Proceeds from sales of shares	19,700,870	66,788,087
Reinvestment of dividends and distributions	-	-
Cost of shares redeemed	(74,551,735)	(153,566,206)

Net (decrease) in net assets from capital share transactions	(54,850,865)	(86,778,119)

Net (decrease) in net assets	(4,668,090)	(83,530,969)

Net assets:
Beginning of period	191,692,975	275,223,944

End of period	$187,024,885	$191,692,975

See accompanying notes

6

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. As of December 31, 2024, the Trust consists of twenty-six active series, one of which is presented in this filing: American Beacon ARK Transformational Innovation Fund (the “Fund”). The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Funds’ previous management and investment advisory agreements. The Board approved an interim Management Agreement with the Manager and an interim Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Fund, that were effective on December 29, 2023. A new Management Agreement with the Manager was effective on January 9, 2024 upon its approval by shareholders.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Fund’s financial statements.

In this reporting period, the Fund adopted FASB ASU No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the

7

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments

R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

8

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or Losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

9

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with ARK Investment Management LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $5 billion	0.55%
Next $5 billion	0.525%
Next $10 billion	0.50%
Over $20 billion	0.475%

The Management and Sub-Advisory Fees paid by the Fund for the period ended December 31, 2024 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$404,043
Sub-Advisory Fees	0.55%	528,716

Total	0.90%	$932,759

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended December 31, 2024, the Manager received securities lending fees of $78,685 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties

10

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended December 31, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
ARK Transformational Innovation	$59,931

As of December 31, 2024, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
ARK Transformational Innovation	$11,175

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an December 31, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2024 Shares/Fair Value
U.S. Government Money Market Select	Direct	ARK Transfor mational Innovation	$-	$-	$-	$61,029	$-
U.S. Government Money Market Select	Securities Lending	ARK Transfor mational Innovation	3,825,205	-	-	N/A	3,825,205

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2024, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
ARK Transformational Innovation	$2,472	$2,195	$4,667

11

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2024, the Fund borrowed on average $5,841,733 for 3 days at an average interest rate of 5.81% with interest charges of $4,186. These amounts are recorded as “Loan interest expense” in the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the period ended December 31, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	7/1/2024 - 10/31/2024	11/1/2024 - 12/31/2024	Reimbursed Expenses	(Recouped) Expenses
ARK Transformational Innovation	R5	0.99%	0.99%	$2,137	$-	2027-2028
ARK Transformational Innovation	Y	1.08%	1.08%	70,186	-	2027-2028
ARK Transformational Innovation	Investor	1.32%	1.32%	35,152	-	2027-2028
ARK Transformational Innovation	A	1.34%	1.34%	18,209	-	2027-2028
ARK Transformational Innovation	C	2.10%	2.10%	11,655	-	2027-2028
ARK Transformational Innovation	R6	0.99%	0.99%	1,788	-	2027-2028

Of the above amounts, $38,636 was disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at December 31, 2024.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
ARK Transformational Innovation	$-	$201,524	$90,842	2024-2025
ARK Transformational Innovation	-	313,060	-	2025-2026
ARK Transformational Innovation	-	255,087	-	2026-2027

12

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended December 31, 2024, RID collected $3,236 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended December 31, 2024, there were no CDSC fees collected for A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended December 31, 2024, CDSC fees of $237 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades.

13

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

14

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

15

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency),resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying securities.

Foreign Securities

The Fund may invest in securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invests in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

16

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

5. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Currency Risk

The Fund may have exposure, directly or indirectly, to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies either directly or through portfolio investments, may reduce the returns of the Fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in securities that trade in and receive revenues in non-U.S. currencies, or in derivatives that provide exposure to non-U.S.currencies. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks. Investing in such securities may expose the funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks

17

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

When a Fund is non-diversified, it may invest a high percentage of its assets in a limited number of issuers. When a Fund invests in a relatively small number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. When a Fund is non-diversified, its NAV and total return may also fluctuate more or be subject to declines in weaker markets than a diversified mutual fund. Investments in securities of a limited number of issuers exposes a Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

18

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Other Investment Companies Risk

To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses. If the Fund invests in other investment companies, the Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to the Fund’s shareholders when distributed to them. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment may decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

19

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

The Fund’s investing approach may dictate an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one particular sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of the Fund’s shares may change at different rates than to the value of shares of another fund that invests in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Because the Fund may hold a limited number of securities, it may at times be substantially over-weighted in certain economic sectors and underweighted in others. Accordingly, the Fund’s performance is likely to be disproportionately affected by the factors influencing the sectors in which it is substantially over-weighted. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, the Fund’s securities lending agent may indemnify the Fund against that risk. There is a risk that the assets of the Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a the Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not qualify for treatment as “qualified dividend income”.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. The portfolio managers’ judgments about the attractiveness, value and anticipated price movements of a particular asset class or individual security may be incorrect, and there is no guarantee that individual securities will perform as anticipated. The value of an individual security can be more or less volatile than the market as a whole or a

20

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

relative value approach may fail to produce the intended results. The portfolio managers’ assessment of relative value may be wrong or even if the assessment of relative value is correct, it may take a long period of time before the price and intrinsic value converge. It may not be possible to predict, or to hedge against, a widening in the yield spread of the securities selected by a sub-advisor. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules and applicable accounting protocols may require a Fund to value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2024.

	Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,825,205	$-	$-	$-	$3,825,205

Total Borrowings	$3,825,205	$-	$-	$-	$3,825,205

Gross amount of recognized liabilities for securities lending transactions					$3,825,205

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

21

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2024, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARK Transformational Innovation	$185,158,569	$14,789,335	$(10,463,944)	$4,325,391

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2024, the Fund had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
ARK Transformational Innovation	$51,542,805	$290,903,774

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
ARK Transformational Innovation	$35,263,239	$99,126,142

A summary of the Fund’s transactions in the USG Select Fund for the period ended December 31, 2024 were as follows:

Fund	Type of Transaction	June 30, 2024 Shares/Fair Value	Purchases	Sales	December 31, 2024 Shares/Fair Value
ARK Transformational Innovation	Direct	$748,964	$35,713,670	$36,462,634	$-
ARK Transformational Innovation	Securities Lending	3,772,602	35,483,841	35,431,238	3,825,205

8. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts

22

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$13,145,773	$3,825,205	$9,603,117	$13,428,322

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

9. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of

23

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

(a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2024, the Fund did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	13,164	$179,012	113,388	$1,455,038
Reinvestment of dividends	-	-	-	-
Shares redeemed	(32,233)	(439,743)	(279,223)	(3,448,097)

Net (decrease) in shares outstanding	(19,069)	$(260,731)	(165,835)	$(1,993,059)

	Y Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	878,792	$11,679,068	3,340,457	$41,468,602
Reinvestment of dividends	-	-	-	-
Shares redeemed	(3,941,724)	(55,529,773)	(8,023,898)	(100,969,989)

Net (decrease) in shares outstanding	(3,062,932)	$(43,850,705)	(4,683,441)	$(59,501,387)

	Investor Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	349,509	$4,927,320	1,368,085	$16,852,077
Reinvestment of dividends	-	-	-	-
Shares redeemed	(940,375)	(12,620,963)	(2,962,521)	(36,168,363)

Net increase in shares outstanding	(590,866)	$(7,693,643)	(1,594,436)	$(19,316,286)

24

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

	A Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	152,513	$2,307,663	309,243	$3,925,035
Reinvestment of dividends	-	-	-	-
Shares redeemed	(248,226)	(3,167,147)	(727,265)	(8,859,833)

Net (decrease) in shares outstanding	(95,713)	$(859,484)	(418,022)	$(4,934,798)

	C Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	22,478	$284,844	82,124	$984,225
Reinvestment of dividends	-	-	-	-
Shares redeemed	(139,834)	(1,810,596)	(307,047)	(3,655,450)

Net (decrease) in shares outstanding	(117,356)	$(1,525,752)	(224,923)	$(2,671,225)

	R6 Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	24,966	$322,963	168,394	$2,103,110
Reinvestment of dividends	-	-	-	-
Shares redeemed	(63,081)	(983,513)	(37,517)	(464,474)

Net (decrease) in shares outstanding	(38,115)	$(660,550)	130,877	$1,638,636

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

25

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	R5 ClassA
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024	2023	2022	2021		2020

Net asset value, beginning of period	$12.09		$12.10	$11.82	$48.75	$27.41		$18.59

Income (loss) from investment operations:
Net investment (loss)	(0.03	)B	(1.52)	(0.17)	(0.12)	(0.34	)C	(0.16	)D
Net gains (losses) on investments (both realized and unrealized)	3.57		1.51	1.26	(28.04)	21.91		9.60

Total income (loss) from investment operations	3.54		(0.01)	1.09	(28.16)	21.57		9.44

Less distributions:
Dividends from net investment income	-		-	-	(0.90)	(0.07)		(0.03)
Distributions from net realized gains	-		-	(0.81)	(7.87)	(0.16)		(0.59)

Total distributions	-		-	(0.81)	(8.77)	(0.23)		(0.62)

Net asset value, end of period	$15.63		$12.09	$12.10	$11.82	$48.75		$27.41

Total returnE	29.28	%F	(0.08)%	11.98%	(68.27)%	78.67%		52.22%

Ratios and supplemental data:
Net assets, end of period	$2,892,815		$2,467,952	$4,474,962	$4,569,803	$16,943,552		$8,438,698
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.22	%G	1.13%	1.13%	1.12%	1.03%		1.24%
Expenses, net of reimbursements and/or recoupmentsH	1.05	%G	1.00%	0.99%	1.06%	1.00%		1.00%
Net investment (loss), before expense reimbursements and/or recoupments	(0.61	)%G	(0.97)%	(1.03)%	(0.47)%	(0.87	)%C	(1.04	)%D
Net investment (loss), net of reimbursements and/or recoupments	(0.44	)%G	(0.84)%	(0.89)%	(0.41)%	(0.84	)%C	(0.80	)%D
Portfolio turnover rate	19	%F	38%	33%	59%	61%		28%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0114.
D	Net investment income includes a significant dividend payment from Xilinx, Inc. amounting to $0.0021.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

26

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	Y Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024	2023	2022	2021		2020

Net asset value, beginning of period	$12.00		$12.02	$11.76	$48.53	$27.31		$18.54

Income (loss) from investment operations:
Net investment (loss)	(0.04	)A	(0.88)	(0.16)	(0.04)	(0.29	)B	(0.19	)C
Net gains (losses) on investments (both realized and unrealized)	3.55		0.86	1.23	(28.00)	21.73		9.58

Total income (loss) from investment operations	3.51		(0.02)	1.07	(28.04)	21.44		9.39

Less distributions:
Dividends from net investment income	-		-	-	(0.86)	(0.06)		(0.03)
Distributions from net realized gains	-		-	(0.81)	(7.87)	(0.16)		(0.59)

Total distributions	-		-	(0.81)	(8.73)	(0.22)		(0.62)

Net asset value, end of period	$15.51		$12.00	$12.02	$11.76	$48.53		$27.31

Total returnD	29.25	%E	(0.17)%	11.87%	(68.30)%	78.48%		52.09%

Ratios and supplemental data:
Net assets, end of period	$103,128,537		$116,564,161	$172,981,127	$175,258,402	$735,669,845		$220,504,263
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.26	%F	1.17%	1.19%	1.19%	1.11%		1.26%
Expenses, net of reimbursements and/or recoupmentsG	1.14	%F	1.09%	1.08%	1.15%	1.09%		1.10%
Net investment (loss), before expense reimbursements and/or recoupments	(0.67	)%F	(1.01)%	(1.09)%	(0.52)%	(0.95	)%B	(1.08	)%C
Net investment (loss), net of reimbursements and/or recoupments	(0.55	)%F	(0.93)%	(0.98)%	(0.48)%	(0.93	)%B	(0.92	)%C
Portfolio turnover rate	19	%E	38%	33%	59%	61%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0150.
C	Net investment income includes a significant dividend payment from Xilinx, Inc. amounting to $0.0042.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

27

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	Investor Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024	2023	2022	2021		2020

Net asset value, beginning of period	$11.78		$11.82	$11.62	$47.98	$27.05		$18.42

Income (loss) from investment operations:
Net investment (loss)	(0.05	)A	(0.89)	(0.13)	(0.37)	(0.37	)B	(0.25	)C
Net gains (losses) on investments (both realized and unrealized)	3.48		0.85	1.14	(27.41)	21.48		9.50

Total income (loss) from investment operations	3.43		(0.04)	1.01	(27.78)	21.11		9.25

Less distributions:
Dividends from net investment income	-		-	-	(0.71)	(0.02)		(0.03)
Distributions from net realized gains	-		-	(0.81)	(7.87)	(0.16)		(0.59)

Total distributions	-		-	(0.81)	(8.58)	(0.18)		(0.62)

Net asset value, end of period	$15.21		$11.78	$11.82	$11.62	$47.98		$27.05

Total returnD	29.12	%E	(0.34)%	11.48%	(68.36)%	78.03%		51.66%

Ratios and supplemental data:
Net assets, end of period	$49,242,309		$45,111,990	$64,126,589	$62,722,510	$331,002,394		$69,421,549
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.53	%F	1.44%	1.46%	1.45%	1.38%		1.52%
Expenses, net of reimbursements and/or recoupmentsG	1.38	%F	1.33%	1.32%	1.39%	1.34%		1.38%
Net investment (loss), before expense reimbursements and/or recoupments	(0.93	)%F	(1.27)%	(1.36)%	(0.77)%	(1.21	)%B	(1.34	)%C
Net investment (loss), net of reimbursements and/or recoupments	(0.78	)%F	(1.16)%	(1.22)%	(0.71)%	(1.17	)%B	(1.19	)%C
Portfolio turnover rate	19	%E	38%	33%	59%	61%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0143.
C	Net investment income includes a significant dividend payment from Xilinx, Inc. amounting to $0.0063.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

28

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	A Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024	2023		2022	2021		2020

Net asset value, beginning of period	$11.75		$11.80	$11.60		$48.00	$27.05		$18.42

Income (loss) from investment operations:
Net investment (loss)	(0.05	)A	(0.64)	(0.22)		(0.06)	(0.35	)B	(0.06	)C
Net gains (losses) on investments (both realized and unrealized)	3.47		0.59	1.23		(27.74)	21.46		9.31

Total income (loss) from investment operations	3.42		(0.05)	1.01		(27.80)	21.11		9.25

Less distributions:
Dividends from net investment income	-		-	-		(0.73)	(0.00	)D	(0.03)
Distributions from net realized gains	-		-	(0.81)		(7.87)	(0.16)		(0.59)

Total distributions	-		-	(0.81)		(8.60)	(0.16)		(0.62)

Net asset value, end of period	$15.17		$11.75	$11.80		$11.60	$48.00		$27.05

Total returnE	29.11	%F	(0.42)%	11.51%		(68.40)%	78.03%		51.66%

Ratios and supplemental data:
Net assets, end of period	$18,976,435		$15,827,888	$20,818,534		$21,659,351	$83,589,357		$23,391,480
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.62	%G	1.50%	1.56%		1.43%	1.37%		1.66%
Expenses, net of reimbursements and/or recoupmentsH	1.40	%G	1.35%	1.41	%I	1.43%	1.37%		1.40%
Net investment (loss), before expense reimbursements and/or recoupments	(1.02	)%G	(1.33)%	(1.46)%		(0.76)%	(1.21	)%B	(1.47	)%C
Net investment (loss), net of reimbursements and/or recoupments	(0.80	)%G	(1.18)%	(1.31)%		(0.76)%	(1.21	)%B	(1.21	)%C
Portfolio turnover rate	19	%F	38%	33%		59%	61%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0160.
C	Net investment income includes a significant dividend payment from Xilinx, Inc. amounting to $(0.0608).
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
I	Expense ratios may exceed stated expense caps in Note 2 due to the change in the voluntary expense caps on November 1, 2022.

See accompanying notes

29

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	C Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024	2023		2022	2021		2020

Net asset value, beginning of period	$11.31		$11.44	$11.37		$47.16	$26.78		$18.35

Income (loss) from investment operations:
Net investment (loss)	(0.10	)A	(0.73)	(0.26)		(0.27)	(0.61	)B	(0.09	)C
Net gains (losses) on investments (both realized and unrealized)	3.33		0.60	1.14		(27.23)	21.15		9.11

Total income (loss) from investment operations	3.23		(0.13)	0.88		(27.50)	20.54		9.02

Less distributions:
Dividends from net investment income	-		-	-		(0.42)	-		-
Distributions from net realized gains	-		-	(0.81)		(7.87)	(0.16)		(0.59)

Total distributions	-		-	(0.81)		(8.29)	(0.16)		(0.59)

Net asset value, end of period	$14.54		$11.31	$11.44		$11.37	$47.16		$26.78

Total returnD	28.56	%E	(1.14)%	10.55%		(68.62)%	76.68%		50.54%

Ratios and supplemental data:
Net assets, end of period	$10,375,400		$9,397,516	$12,078,215		$12,244,432	$44,900,174		$15,060,539
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.40	%F	2.30%	2.37%		2.19%	2.12%		2.31%
Expenses, net of reimbursements and/or recoupmentsG	2.16	%F	2.11%	2.19	%H	2.19%	2.12%		2.15%
Net investment (loss), before expense reimbursements and/or recoupments	(1.80	)%F	(2.13)%	(2.27)%		(1.52)%	(1.96	)%B	(2.13	)%C
Net investment (loss), net of reimbursements and/or recoupments	(1.56	)%F	(1.94)%	(2.09)%		(1.52)%	(1.96	)%B	(1.97	)%C
Portfolio turnover rate	19	%E	38%	33%		59%	61%		28%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0154.
C	Net investment income includes a significant dividend payment from Xilinx, Inc. amounting to $(0.0873).
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the voluntary expense caps on November 1, 2022.

See accompanying notes

30

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	R6 Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,			October 29, 2020A to June 30, 2021
			2024	2023	2022

Net asset value, beginning of period	$12.07		$12.07	$11.80	$48.67	$36.25

Income (loss) from investment operations:
Net investment (loss)	(0.03	)B	(0.10)	(0.10)	(0.55)	(0.14	)B C
Net gains (losses) on investments (both realized and unrealized)	3.56		0.10	1.18	(27.54)	12.78

Total income (loss) from investment operations	3.53		-	1.08	(28.09)	12.64

Less distributions:
Dividends from net investment income	-		-	-	(0.91)	(0.06)
Distributions from net realized gains	-		-	(0.81)	(7.87)	(0.16)

Total distributions	-		-	(0.81)	(8.78)	(0.22)

Net asset value, end of period	$15.60		$12.07	$12.07	$11.80	$48.67

Total returnD	29.25	%E	-%	11.92%	(68.25)%	34.86	%E

Ratios and supplemental data:
Net assets, end of period	$2,409,389		$2,323,468	$744,517	$477,160	$2,268,341
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.19	%F	1.13%	1.18%	1.12%	1.22	%F
Expenses, net of reimbursements and/or recoupmentsG	1.05	%F	1.00%	0.99%	1.04%	0.95	%F
Net investment (loss), before expense reimbursements and/or recoupments	(0.58	)%F	(0.96)%	(1.07)%	(0.42)%	(1.05	)%C F
Net investment (loss), net of reimbursements and/or recoupments	(0.44	)%F	(0.83)%	(0.88)%	(0.34)%	(0.78	)%C F
Portfolio turnover rate	19	%E	38%	33%	59%	61	%E

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0197.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

31

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon ARK Transformational Innovation Fund are service marks of American Beacon Advisors, Inc.

SAR 12/24

American Beacon®
FUNDS

2024

SEMI-ANNUAL FINANCIAL STATEMENTS

December 31, 2024

SHAPIRO EQUITY OPPORTUNITIES FUND

SHAPIRO SMID CAP EQUITY FUND

SHAPIRO 1224

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	December 31, 2024

Additional Fund Information	Back Cover

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.01%

Communication Services - 19.50%

Entertainment - 10.03%
Lions Gate Entertainment Corp., Class BA	792,504	$5,983,405
Walt Disney Co.	53,850	5,996,198

		11,979,603

Interactive Media & Services - 9.47%
Alphabet, Inc., Class C	31,130	5,928,397
Pinterest, Inc., Class AA	185,800	5,388,200

		11,316,597

Total Communication Services		23,296,200

Consumer Discretionary - 10.63%

Hotels, Restaurants & Leisure - 5.02%
Penn Entertainment, Inc.A	302,600	5,997,532

Household Durables - 2.94%
Mohawk Industries, Inc.A	29,480	3,511,952

Leisure Products - 2.67%
Topgolf Callaway Brands Corp.A	406,100	3,191,946

Total Consumer Discretionary		12,701,430

Energy - 2.74%

Oil, Gas & Consumable Fuels - 2.74%
Devon Energy Corp.	100,220	3,280,201

Financials - 14.79%

Banks - 4.61%
Bank of America Corp.	125,300	5,506,935

Capital Markets - 4.47%
Nasdaq, Inc.	69,035	5,337,096

Financial Services - 5.71%
Berkshire Hathaway, Inc., Class BA	15,055	6,824,130

Total Financials		17,668,161

Health Care - 14.33%

Health Care Equipment & Supplies - 9.08%
Baxter International, Inc.	162,800	4,747,248
Zimmer Biomet Holdings, Inc.	57,765	6,101,717

		10,848,965

Pharmaceuticals - 5.25%
Elanco Animal Health, Inc.A	517,700	6,269,347

Total Health Care		17,118,312

Industrials - 13.65%

Aerospace & Defense - 4.56%
L3Harris Technologies, Inc.	25,905	5,447,303

Electrical Equipment - 3.06%
Sensata Technologies Holding PLC	133,600	3,660,640

See accompanying notes

1

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.01% (continued)

Industrials - 13.65% (continued)

Professional Services - 6.03%
Dun & Bradstreet Holdings, Inc.	197,300	$2,458,358
SS&C Technologies Holdings, Inc.	62,650	4,747,617

		7,205,975

Total Industrials		16,313,918

Information Technology - 16.96%

Electronic Equipment, Instruments & Components - 2.08%
Corning, Inc.	52,425	2,491,236

IT Services - 3.46%
Okta, Inc.A	52,440	4,132,272

Semiconductors & Semiconductor Equipment - 6.69%
Micron Technology, Inc.	65,690	5,528,470
Ultra Clean Holdings, Inc.A	68,500	2,462,575

		7,991,045

Software - 4.73%
NCR Voyix Corp.A	408,000	5,646,720

Total Information Technology		20,261,273

Materials - 6.41%

Chemicals - 1.96%
Axalta Coating Systems Ltd.A	68,520	2,344,755

Containers & Packaging - 4.45%
Graphic Packaging Holding Co.	195,600	5,312,496

Total Materials		7,657,251

Total Common Stocks (Cost $104,168,791)		118,296,746

SHORT-TERM INVESTMENTS - 1.08% (Cost $1,295,821)

Investment Companies - 1.08%
American Beacon U.S. Government Money Market Select Fund, 4.33%B C	1,295,821	1,295,821

TOTAL INVESTMENTS - 100.09% (Cost $105,464,612)		119,592,567
LIABILITIES, NET OF OTHER ASSETS - (0.09)%		(110,468)

TOTAL NET ASSETS - 100.00%		$119,482,099

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

PLC - Public Limited Company.

See accompanying notes

2

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2024, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$118,296,746	$-	$-	$118,296,746
Short-Term Investments	1,295,821	-	–	1,295,821

Total Investments in Securities - Assets	$119,592,567	$-	$-	$119,592,567

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

3

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.67%

Communication Services - 14.66%

Entertainment - 14.66%
Atlanta Braves Holdings, Inc., Class CA	46,451	$1,777,215
Lions Gate Entertainment Corp., Class BA	243,126	1,835,602
Madison Square Garden Sports Corp.A	8,243	1,860,280

		5,473,097

Total Communication Services		5,473,097

Consumer Discretionary - 11.06%

Hotels, Restaurants & Leisure - 5.07%
Penn Entertainment, Inc.A	95,500	1,892,810

Household Durables - 2.49%
Mohawk Industries, Inc.A	7,817	931,239

Leisure Products - 3.50%
Topgolf Callaway Brands Corp.A	166,100	1,305,546

Total Consumer Discretionary		4,129,595

Consumer Staples - 1.32%

Food Products - 1.32%
Ingredion, Inc.	3,593	494,253

Energy - 1.40%

Oil, Gas & Consumable Fuels - 1.40%
Devon Energy Corp.	15,943	521,814

Financials - 0.79%

Capital Markets - 0.79%
Donnelley Financial Solutions, Inc.A	4,700	294,831

Health Care - 10.56%

Health Care Equipment & Supplies - 5.76%
Envista Holdings Corp.A	45,000	868,050
Neogen Corp.A	105,800	1,284,412

		2,152,462

Pharmaceuticals - 4.80%
Elanco Animal Health, Inc.A	147,982	1,792,062

Total Health Care		3,944,524

Industrials - 17.49%

Aerospace & Defense - 4.66%
BWX Technologies, Inc.	15,612	1,739,021

Electrical Equipment - 2.98%
Sensata Technologies Holding PLC	40,638	1,113,481

Machinery - 1.05%
AGCO Corp.	4,200	392,616

Professional Services - 8.80%
Dun & Bradstreet Holdings, Inc.	152,200	1,896,412
SS&C Technologies Holdings, Inc.	18,300	1,386,774

		3,283,186

Total Industrials		6,528,304

See accompanying notes

4

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.67% (continued)

Information Technology - 24.39%

Semiconductors & Semiconductor Equipment - 10.69%
MKS Instruments, Inc.	17,145	$1,789,767
Ultra Clean Holdings, Inc.A	61,277	2,202,908

		3,992,675

Software - 13.70%
NCR Voyix Corp.A	126,000	1,743,840
Rapid7, Inc.A	46,600	1,874,718
Tenable Holdings, Inc.A	38,000	1,496,440

		5,114,998

Total Information Technology		9,107,673

Materials - 15.64%

Chemicals - 11.12%
Ashland, Inc.	23,950	1,711,467
Axalta Coating Systems Ltd.A	32,655	1,117,454
Ecovyst, Inc.A	173,274	1,323,813

		4,152,734

Containers & Packaging - 4.52%
Graphic Packaging Holding Co.	62,136	1,687,614

Total Materials		5,840,348

Utilities - 1.36%

Electric Utilities - 1.36%
TXNM Energy, Inc.	10,300	506,451

Total Common Stocks (Cost $34,720,977)		36,840,890

FOREIGN COMMON STOCKS - 0.67% (Cost $237,670)

Communication Services - 0.67%

Entertainment - 0.67%
Lionsgate Studios Corp.A B	32,754	248,931

SHORT-TERM INVESTMENTS - 1.36% (Cost $507,792)

Investment Companies - 1.36%
American Beacon U.S. Government Money Market Select Fund, 4.33%C D	507,792	507,792

SECURITIES LENDING COLLATERAL - 0.53% (Cost $198,345)

Investment Companies - 0.53%
American Beacon U.S. Government Money Market Select Fund, 4.33%C D	198,345	198,345

TOTAL INVESTMENTS - 101.23% (Cost $35,664,784)		37,795,958
LIABILITIES, NET OF OTHER ASSETS - (1.23)%		(460,409)

TOTAL NET ASSETS - 100.00%		$37,335,549

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at December 31, 2024 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

PLC - Public Limited Company.

See accompanying notes

5

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2024, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$36,840,890	$–	$–	$36,840,890
Foreign Common Stocks	248,931	–	–	248,931
Short-Term Investments	507,792	–	–	507,792
Securities Lending Collateral	198,345	–	–	198,345

Total Investments in Securities - Assets	$37,795,958	$–	$–	$37,795,958

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

6

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Assets:
Investments in unaffiliated securities, at fair value† §	$118,296,746	$37,089,821
Investments in affiliated securities, at fair value‡	1,295,821	706,137
Dividends and interest receivable	103,264	8,361
Receivable for fund shares sold	202,156	5,809
Receivable for tax reclaims	-	3,289
Receivable for expense reimbursement (Note 2)	21,665	18,665
Prepaid expenses	47,836	39,195

Total assets	119,967,488	37,871,277

Liabilities:
Payable for investments purchased	340,026	120,583
Payable for fund shares redeemed	-	133,855
Management and sub-advisory fees payable (Note 2)	74,419	25,824
Service fees payable (Note 2)	496	4,011
Transfer agent fees payable (Note 2)	11,983	3,721
Payable upon return of securities loaned (Note 8)§	-	198,345
Custody and fund accounting fees payable	21,659	12,333
Professional fees payable	27,775	26,702
Trustee fees payable (Note 2)	4,964	790
Payable for prospectus and shareholder reports	2,875	1,703
Other liabilities	1,192	7,861

Total liabilities	485,389	535,728

Commitments and contingent liabilities (Note 2)

Net assets	$119,482,099	$37,335,549

Analysis of net assets:
Paid-in-capital	$113,410,471	$34,098,318
Total distributable earnings (deficits)A	6,071,628	3,237,231

Net assets	$119,482,099	$37,335,549

See accompanying notes

7

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	501,896	1,518,153

Y Class	8,009,867	810,913

Investor Class	85,718	981,774

A Class	6,656	164,257

C Class	6,647	25,370

R6 Class	N/A	105,862

Net assets:
R5 Class	$7,005,279	$15,910,473

Y Class	$111,115,762	$8,424,468

Investor Class	$1,179,727	$9,977,090

A Class	$90,892	$1,663,556

C Class	$90,439	$250,743

R6 Class	N/A	$1,109,219

Net asset value, offering and redemption price per share:
R5 Class	$13.96	$10.48

Y Class	$13.87	$10.39

Investor Class	$13.76	$10.16

A Class	$13.66	$10.13

A Class (offering price)	$14.49	$10.75

C Class	$13.61	$9.88

R6 Class	N/A	$10.48

† Cost of investments in unaffiliated securities	$104,168,791	$34,958,647
‡ Cost of investments in affiliated securities	$1,295,821	$706,137
§ Fair value of securities on loan	$-	$235,950

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

8

American Beacon FundsSM

Statements of Operations

For the period ended December 31, 2024 (Unaudited)

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Investment income:
Dividend income from unaffiliated securities	$700,788	$141,084
Dividend income from affiliated securities (Note 2)	52,013	26,230
Income derived from securities lending (Note 8)	1,601	1,086

Total investment income	754,402	168,400

Expenses:
Management and sub-advisory fees (Note 2)	470,093	160,494
Transfer agent fees (Note 2):
R5 Class	2,208	3,486
Y Class	58,168	6,054
Investor Class	707	1,628
A Class	9	202
C Class	9	127
R6 Class	-	65
Custody and fund accounting fees	27,531	19,396
Professional fees	40,426	27,962
Registration fees and expenses	37,107	43,282
Service fees (Note 2):
Investor Class	2,689	20,337
A Class	-	2,404
C Class	-	279
Distribution fees (Note 2):
A Class	120	2,247
C Class	475	1,388
Prospectus and shareholder report expenses	6,948	5,916
Trustee fees (Note 2)	10,546	2,613
Loan interest expense (Note 2)	720	352
Line of credit interest expense (Note 9)	947	274
Other expenses	15,614	11,902

Total expenses	674,317	310,408

Net fees waived and expenses (reimbursed) (Note 2)	(77,792)	(95,057)

Net expenses	596,525	215,351

Net investment income (loss)	157,877	(46,951)

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	7,050,558	2,572,305
Commission recapture (Note 1)	14,141	4,494
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesB	(7,964,193)	(1,845,175)

Net gain (loss) from investments	(899,494)	731,624

Net increase (decrease) in net assets resulting from operations	$(741,617)	$684,673

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon FundsSM

Statements of Changes in Net Assets

	Shapiro Equity Opportunities Fund		Shapiro SMID Cap Equity Fund
	Six Months Ended December 31, 2024	Year Ended June 30, 2024	Six Months Ended December 31, 2024	Year Ended June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$157,877	$886,420	$(46,951)	$(61,873)
Net realized gain from investments in unaffiliated securities and commission recapture	7,064,699	3,096,431	2,576,799	1,100,038
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and purchased option	(7,964,193)	21,114,069	(1,845,175)	(2,918,909)

Net increase (decrease) in net assets resulting from operations	(741,617)	25,096,920	684,673	(1,880,744)

Distributions to shareholders:
Total retained earnings:
R5 Class	(52,897)	(560,501)	(671,414)	(1,525,879)
Y Class	(825,893)	(1,221,755)	(405,441)	(929,827)
Investor Class	(6,309)	(9,550)	(435,604)	(1,149,011)
A Class	(537)	(568)	(72,096)	(142,355)
C Class	-	-	(11,313)	(54,956)
R6 Class	-	-	(46,321)	(84,245)

Net distributions to shareholders	(885,636)	(1,792,374)	(1,642,189)	(3,886,273)

Capital share transactions (Note 10):
Proceeds from sales of shares	6,575,478	38,149,774	1,591,206	6,161,273
Reinvestment of dividends and distributions	703,086	1,562,586	1,642,094	3,872,223
Cost of shares redeemed	(18,499,629)	(123,272,987)	(8,293,059)	(24,058,428)

Net (decrease) in net assets from capital share transactions	(11,221,065)	(83,560,627)	(5,059,759)	(14,024,932)

Net (decrease) in net assets	(12,848,318)	(60,256,081)	(6,017,275)	(19,791,949)

Net assets:
Beginning of period	132,330,417	192,586,498	43,352,824	63,144,773

End of period	$119,482,099	$132,330,417	$37,335,549	$43,352,824

See accompanying notes

10

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. The American Beacon Shapiro Equity Opportunities Fund is non-diversified, and the American Beacon Shapiro SMID Cap Equity Fund is diversified, as defined by the Act. As of December 31, 2024, the Trust consists of twenty-six active series, two of which are presented in this filing: American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Funds’ previous management and investment advisory agreements. The Board approved an interim Management Agreement with the Manager and an interim Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Funds, that were effective on December 29, 2023. A new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Shapiro SMID Cap Equity Fund were effective on January 26, 2024 upon their approval by the Fund’s shareholders. A new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Shapiro Equity Opportunities Fund were effective on February 27, 2024 upon their approval by the Fund’s shareholders.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

In this reporting period, the Funds adopted FASB ASU No. 2023-07, Segment Reporting (Topic 280); – Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business

11

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

12

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities.

13

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $ 5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

Shapiro Equity Opportunities Fund

First $ 250 million	0.35%
Next $250 million	0.30%
Over $500 million	0.25%

Shapiro SMID Cap Equity Fund

First $ 250 million	0.40%
Next $250 million	0.35%
Over $500 million	0.30%

The Management and Sub-Advisory Fees paid by the Funds for the period ended December 31, 2024 were as follows:

Shapiro Equity Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$235,136
Sub-Advisory Fees	0.35%	234,957

Total	0.70%	$470,093

Shapiro SMID Cap Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$74,961
Sub-Advisory Fees	0.40%	85,533

Total	0.75%	$160,494

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the period ended December 31, 2024, the Manager received securities lending fees of $87 and $98 for the securities lending activities of the Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund, respectively.

14

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee 0.25% of the average daily net assets of the A Classes, and 1.00% of the average daily net assets of the C Class. of The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended December 31, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Shapiro Equity Opportunities	$56,669
Shapiro SMID Cap Equity	7,150

As of December 31, 2024, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Shapiro Equity Opportunities	$8,991
Shapiro SMID Cap Equity	1,106

15

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a December 31, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2024 Shares/Fair Value
U.S. Government Money Market Select	Direct	Shapiro Equity Opportunities	$1,295,821	$-	$-	$52,013	$1,295,821
U.S. Government Money Market Select	Direct	Shapiro SMID Cap Equity	507,792	-	-	26,230	507,792
U.S. Government Money Market Select	Securities Lending	Shapiro SMID Cap Equity	198,345	-	-	N/A	198,345

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2024, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Shapiro Equity Opportunities	$2,054	$290	$2,344
Shapiro SMID Cap Equity	1,051	5	1,056

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2024, the Shapiro Equity Opportunities Fund borrowed on average $1,060,385 for 4 days at an average interest rate of 5.39% with interest charges of $720 and the Shapiro SMID Cap Equity Fund borrowed on average $832,807 for 1 day at an average interest rate of 5.14% with interest charges of $352. These amounts are recorded as “Loan interest expense” in the Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through October 31, 2025, for the Shapiro Equity Opportunities Fund, and through the later of October 31, 2025 or two years following the closing date of the reorganization of the American Beacon Mid-Cap Value Fund into the Fund, for the Shapiro SMID Cap Equity Fund, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with

16

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended December 31, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	7/1/2024 - 10/31/2024	11/1/2024 - 12/31/2024	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
Shapiro Equity Opportunities	R5	0.79%	0.79%	$6,423	$-	2027-2028
Shapiro Equity Opportunities	Y	0.89%	0.89%	68,939	-	2027-2028
Shapiro Equity Opportunities	Investor	1.06%	1.06%	2,320	-	2027-2028
Shapiro Equity Opportunities	A	1.12%	1.06%	55	-	2027-2028
Shapiro Equity Opportunities	C	1.87%	1.81%	55	-	2027-2028
Shapiro SMID Cap Equity	R5	0.89%	0.89%	37,367	-	2027-2028
Shapiro SMID Cap Equity	Y	0.96%	0.96%	22,087	-	2027-2028
Shapiro SMID Cap Equity	Investor	1.17%	1.17%	27,751	-	2027-2028
Shapiro SMID Cap Equity	A	1.26%	1.25%	5,060	-	2027-2028
Shapiro SMID Cap Equity	C	2.01%	2.01%	769	-	2027-2028
Shapiro SMID Cap Equity	R6	0.90%	0.89%	2,023	-	2027-2028

Of the above amounts, $21,665 and $18,665 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at December 31, 2024 for the Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Shapiro Equity Opportunities	$-	$70,686	$32,373	2024-2025
Shapiro Equity Opportunities	-	154,812	-	2025-2026
Shapiro Equity Opportunities	-	109,010	-	2026-2027
Shapiro SMID Cap Equity	-	88,876	89,404	2024-2025
Shapiro SMID Cap Equity	-	250,989	-	2025-2026
Shapiro SMID Cap Equity	-	179,277	-	2026-2027

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant

17

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of December 31, 2024, based on management’s evaluation of the shareholder account base, one account has been identified as representing an unaffiliated significant ownership of approximately 7% for the Shapiro Equity Opportunities Fund and one shareholder has been identified as representing an affiliated significant ownership of approximately 10% for the Shapiro SMID Cap Equity Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended December 31, 2023, there were no Class A sales charges collected for the Shapiro Equity Opportunities Fund or the Shapiro SMID Cap Equity Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2023, there were no CDSC fees collected for the Class A Shares of the Shapiro Equity Opportunities Fund or the Shapiro SMID Cap Equity Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2023, there were no CDSC fees collected for the Class C Shares of the Shapiro Equity Opportunities Fund or the Shapiro SMID Cap Equity Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m.

18

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, approved by the Board under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Funds’ portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

5. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Dividend Risk

A Fund’s focus on dividend-paying stocks could cause a Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. An issuer of stock held by a Fund may choose not to declare a dividend or the dividend rate might not remain at current levels or increase over time. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. In addition, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. At times, a Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by a Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than

21

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Focused Holdings Risk

Because the Funds may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Funds’ NAV and total return when compared to other diversified funds. Although a focused portfolio has the potential to generate attractive returns over time, it also may increase the Funds’ volatility.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

When a Fund is non-diversified, it may invest a high percentage of its assets in a limited number of issuers. When a Fund invests in a relatively small number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. When a Fund is non-diversified, its NAV and total return may also fluctuate more or be subject to declines in weaker markets than a diversified mutual fund. Investments in securities of a limited number of issuers exposes a Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. To the extent a Fund invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks

23

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in to seek income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Funds may not perform to expectations. The portfolio managers’ judgments about the attractiveness, value and anticipated price movements of a particular asset class or individual security may be incorrect, and there is no guarantee that individual securities will perform as anticipated. The value of an individual security can be more or less volatile than the market as a whole or a relative value approach may fail to produce the intended results. The portfolio managers’ assessment of relative value may be wrong or even if the assessment of relative value is correct, it may take a long period of time before the price and intrinsic value converge. It may not be possible to predict, or to hedge against, a widening in the

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

yield spread of the securities selected by a sub-advisor. This could result in the Funds’ underperformance compared to other funds with similar investment objectives.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2024.

Shapiro SMID Cap Equity Fund

	Remaining Contractual Maturity of the Agreements As of December 31, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$198,345	$-	$-	$-	$198,345

Total Borrowings	$198,345	$-	$-	$-	$198,345

Gross amount of recognized liabilities for securities lending transactions					$198,345

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2024, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Shapiro Equity Opportunities	$108,404,579	$18,747,862	$(7,559,874)	$11,187,988
Shapiro SMID Cap Equity	35,947,432	4,719,093	(2,870,567)	1,848,526

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2024, the Fund had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Shapiro Equity Opportunities	$6,079,711	$6,058,053
Shapiro SMID Cap Equity	-	-

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Shapiro Equity Opportunities	$34,054,694	$43,294,657
Shapiro SMID Cap Equity	14,817,705	21,145,549

A summary of the Funds’ transactions in the USG Select Fund for the period ended December 31, 2024 were as follows:

Fund	Type of Transaction	June 30, 2024 Shares/Fair Value	Purchases	Sales	December 31, 2024 Shares/Fair Value
Shapiro Equity Opportunities	Direct	$-	$32,436,850	$31,141,029	$1,295,821
Shapiro Equity Opportunities	Securities Lending	-	27,368,653	27,368,653	-
Shapiro SMID Cap Equity	Direct	421,949	12,636,883	12,551,040	507,792
Shapiro SMID Cap Equity	Securities Lending	-	1,631,952	1,433,607	198,345

8. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

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American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of December 31, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Shapiro SMID Cap Equity	$235,950	$198,345	$34,500	$232,845

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

27

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2024, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	53,909	$778,944	26,235	$331,204
Reinvestment of dividends	3,803	52,897	42,366	560,501
Shares redeemed	(17,973)	(260,810)	(4,397,430)	(61,499,986)

Net increase (decrease) in shares outstanding	39,739	$571,031	(4,328,829)	$(60,608,281)

	Y Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	400,228	$5,777,349	3,026,529	$37,713,927
Reinvestment of dividends	46,556	643,880	75,306	992,535
Shares redeemed	(1,242,584)	(18,001,907)	(4,661,204)	(61,078,304)

Net (decrease) in shares outstanding	(795,800)	$(11,580,678)	(1,559,369)	$(22,371,842)

	Investor Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	1,343	$19,185	7,891	$104,643
Reinvestment of dividends	460	6,309	731	9,550
Shares redeemed	(16,368)	(236,912)	(54,512)	(694,697)

Net (decrease) in shares outstanding	(14,565)	$(211,418)	(45,890)	$(580,504)

	A Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	-	-	-	-
Shares redeemed	-	-	-	-

Net increase in shares outstanding	-	$-	-	$-

	C Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	-	-	-	-
Shares redeemed	-	-	-	-

Net increase in shares outstanding	-	$-	-	$-

28

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

	R5 Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	81,111	$905,188	293,421	$3,201,693
Reinvestment of dividends	64,933	671,408	138,344	1,524,553
Shares redeemed	(258,600)	(2,905,465)	(791,085)	(8,783,370)

Net (decrease) in shares outstanding	(112,556)	$(1,328,869)	(359,320)	$(4,057,124)

	Y Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	2,426	$26,931	158,004	$1,717,918
Reinvestment of dividends	39,555	405,441	84,106	920,119
Shares redeemed	(230,329)	(2,460,588)	(615,797)	(6,512,575)

Net (decrease) in shares outstanding	(188,348)	$(2,028,216)	(373,687)	$(3,874,538)

	Investor Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	27,793	$299,507	57,273	$614,479
Reinvestment of dividends	43,421	435,515	107,084	1,149,010
Shares redeemed	(232,201)	(2,528,999)	(638,947)	(6,754,830)

Net (decrease) in shares outstanding	(160,987)	$(1,793,977)	(474,590)	$(4,991,341)

	A Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	8,588	$93,558	41,460	$433,341
Reinvestment of dividends	7,217	72,096	13,134	140,663
Shares redeemed	(17,176)	(187,967)	(100,502)	(1,076,283)

Net (decrease) in shares outstanding	(1,371)	$(22,313)	(45,908)	$(502,279)

	C Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	241	$2,533	1,734	$19,341
Reinvestment of dividends	1,160	11,313	5,083	53,633
Shares redeemed	(7,304)	(77,485)	(51,327)	(534,337)

Net (decrease) in shares outstanding	(5,903)	$(63,639)	(44,510)	$(461,363)

	R6 Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	22,840	$263,489	15,974	$174,501
Reinvestment of dividends	4,480	46,321	7,645	84,245
Shares redeemed	(11,793)	(132,555)	(36,716)	(397,033)

Net increase (decrease) in shares outstanding	15,527	$177,255	(13,097)	$(138,287)

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

29

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	R5 ClassA
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024	2023	2022	2021	2020

Net asset value, beginning of period	$14.19		$12.61	$12.90	$16.77	$9.44	$11.28

Income (loss) from investment operations:
Net investment income	0.02	B	1.01	0.12	0.16	0.12	0.14
Net gains (losses) on investments (both realized and unrealized)	(0.14)		0.69	0.60	(2.95)	7.49	(1.36)

Total income (loss) from investment operations	(0.12)		1.70	0.72	(2.79)	7.61	(1.22)

Less distributions:
Dividends from net investment income	(0.11)		(0.12)	(0.08)	(0.16)	(0.05)	(0.11)
Distributions from net realized gains	-		-	(0.93)	(0.92)	(0.23)	(0.51)

Total distributions	(0.11)		(0.12)	(1.01)	(1.08)	(0.28)	(0.62)

Net asset value, end of period	$13.96		$14.19	$12.61	$12.90	$16.77	$9.44

Total returnC	(0.87	)%D	13.53%	6.16%	(17.65)%	81.43%	(11.84)%

Ratios and supplemental data:
Net assets, end of period	$7,005,279		$6,556,093	$60,402,983	$56,812,654	$71,421,117	$40,207,550
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.97	%E	0.87%	0.87%	0.83%	0.86%	0.97%
Expenses, net of reimbursements and/or recoupmentsF	0.79	%E	0.80%	0.79%	0.79%	0.79%	0.79%
Net investment income, before expense reimbursements and/or recoupments	0.14	%E	0.37%	0.88%	0.96%	0.82%	1.11%
Net investment income, net of reimbursements and/or recoupments	0.32	%E	0.44%	0.96%	1.00%	0.89%	1.29%
Portfolio turnover rate	26	%D	59%	33%	47%	31%	59%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.

See accompanying notes

30

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	Y Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024	2023	2022	2021	2020

Net asset value, beginning of period	$14.10		$12.56	$12.87	$16.72	$9.43	$11.28

Income (loss) from investment operations:
Net investment income	0.02	A	0.06	0.12	0.14	0.06	0.12
Net gains (losses) on investments (both realized and unrealized)	(0.15)		1.59	0.57	(2.92)	7.51	(1.35)

Total income (loss) from investment operations	(0.13)		1.65	0.69	(2.78)	7.57	(1.23)

Less distributions:
Dividends from net investment income	(0.10)		(0.11)	(0.07)	(0.15)	(0.05)	(0.11)
Distributions from net realized gains	-		-	(0.93)	(0.92)	(0.23)	(0.51)

Total distributions	(0.10)		(0.11)	(1.00)	(1.07)	(0.28)	(0.62)

Net asset value, end of period	$13.87		$14.10	$12.56	$12.87	$16.72	$9.43

Total returnB	(0.90	)%C	13.23%	5.95%	(17.63)%	81.09%	(11.92)%

Ratios and supplemental data:
Net assets, end of period	$111,115,762		$124,188,718	$130,201,209	$140,753,789	$174,605,529	$30,239,629
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.00	%D	0.95%	0.97%	0.93%	0.95%	1.09%
Expenses, net of reimbursements and/or recoupmentsE	0.89	%D	0.90%	0.89%	0.89%	0.89%	0.89%
Net investment income, before expense reimbursements and/or recoupments	0.12	%D	0.42%	0.80%	0.85%	0.77%	0.99%
Net investment income, net of reimbursements and/or recoupments	0.23	%D	0.47%	0.88%	0.89%	0.83%	1.19%
Portfolio turnover rate	26	%C	59%	33%	47%	31%	59%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.

See accompanying notes

31

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	Investor Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024	2023	2022	2021	2020

Net asset value, beginning of period	$13.98		$12.44	$12.75	$16.56	$9.35	$11.20

Income (loss) from investment operations:
Net investment income	0.00	A B	0.16	0.21	0.21	0.08	0.08
Net gains (losses) on investments (both realized and unrealized)	(0.15)		1.46	0.46	(2.99)	7.41	(1.34)

Total income (loss) from investment operations	(0.15)		1.62	0.67	(2.78)	7.49	(1.26)

Less distributions:
Dividends from net investment income	(0.07)		(0.08)	(0.05)	(0.11)	(0.05)	(0.08)
Distributions from net realized gains	-		-	(0.93)	(0.92)	(0.23)	(0.51)

Total distributions	(0.07)		(0.08)	(0.98)	(1.03)	(0.28)	(0.59)

Net asset value, end of period	$13.76		$13.98	$12.44	$12.75	$16.56	$9.35

Total returnC	(1.04	)%D	13.09%	5.81%	(17.80)%	80.85%	(12.20)%

Ratios and supplemental data:
Net assets, end of period	$1,179,727		$1,401,560	$1,818,356	$3,228,564	$19,032,563	$320,828
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.39	%E	1.33%	1.29%	1.21%	1.26%	2.20%
Expenses, net of reimbursements and/or recoupmentsF	1.06	%E	1.07%	1.06%	1.06%	1.06%	1.17%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.28	)%E	0.02%	0.49%	0.51%	0.57%	(0.11)%
Net investment income, net of reimbursements and/or recoupments	0.05	%E	0.28%	0.72%	0.66%	0.77%	0.92%
Portfolio turnover rate	26	%D	59%	33%	47%	31%	59%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.

See accompanying notes

32

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	A Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,			October 29, 2021A to June 30, 2022
			2024		2023

Net asset value, beginning of period	$13.87		$12.35		$12.71	$16.09

Income (loss) from investment operations:
Net investment income	0.00	B C	0.04		0.08	0.08	B
Net gains (losses) on investments (both realized and unrealized)	(0.13)		1.57		0.57	(2.39)

Total income (loss) from investment operations	(0.13)		1.61		0.65	(2.31)

Less distributions:
Dividends from net investment income	(0.08)		(0.09)		(0.08)	(0.15)
Distributions from net realized gains	-		-		(0.93)	(0.92)

Total distributions	(0.08)		(0.09)		(1.01)	(1.07)

Net asset value, end of period	$13.66		$13.87		$12.35	$12.71

Total returnD	(0.93	)%E	13.05%		5.69%	(15.40	)%E

Ratios and supplemental data:
Net assets, end of period	$90,892		$92,350		$82,228	$84,569
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.18	%F	1.14%		1.13%	3.36	%F
Expenses, net of reimbursements and/or recoupmentsG	1.06	%F	1.08	%H	1.12%	1.12	%F
Net investment income (loss), before expense reimbursements and/or recoupments	(0.06	)%F	0.22%		0.63%	(1.53	)%F
Net investment income, net of reimbursements and/or recoupments.	0.06	%F	0.28%		0.64%	0.71	%F
Portfolio turnover rate	26	%E	59%		33%	47	%E

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2023.

See accompanying notes

33

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	C Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,			October 29, 2021A to June 30, 2022
			2024		2023

Net asset value, beginning of period	$13.80		$12.30		$12.66	$16.09

Income (loss) from investment operations:
Net investment (loss)	(0.05	)B	(0.06)		(0.01)	(0.00	)B C
Net gains (losses) on investments (both realized and unrealized)	(0.14)		1.56		0.58	(2.38)

Total income (loss) from investment operations	(0.19)		1.50		0.57	(2.38)

Less distributions:
Dividends from net investment income	-		-		-	(0.13)
Distributions from net realized gains	-		-		(0.93)	(0.92)

Total distributions	-		-		(0.93)	(1.05)

Net asset value, end of period	$13.61		$13.80		$12.30	$12.66

Total returnD	(1.38	)%E	12.20%		5.01%	(15.85	)%E

Ratios and supplemental data:
Net assets, end of period	$90,439		$91,696		$81,722	$84,144
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.93	%F	1.89%		1.88%	4.11	%F
Expenses, net of reimbursements and/or recoupmentsG	1.81	%F	1.83	%H	1.87%	1.87	%F
Net investment (loss), before expense reimbursements and/or recoupments	(0.81	)%F	(0.53)%		(0.12)%	(2.28	)%F
Net investment (loss), net of reimbursements and/or recoupments	(0.69	)%F	(0.47)%		(0.11)%	(0.04	)%F
Portfolio turnover rate	26	%E	59%		33%	47	%E

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2023.

See accompanying notes

34

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	R5 ClassA
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,

			2024		2023	2022		2021		2020

Net asset value, beginning of period	$10.80		$11.88		$10.35	$13.69		$7.62		$9.72

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)B	0.01		0.02	0.21	C	0.07	D	0.04
Net gains (losses) on investments (both realized and unrealized)	0.15		(0.22)		1.73	(1.98)		6.13		(1.46)

Total income (loss) from investment operations	0.14		(0.21)		1.75	(1.77)		6.20		(1.42)

Less distributions:
Dividends from net investment income	-		(0.01)		(0.02)	(0.26)		(0.00	)E	(0.05)
Distributions from net realized gains	(0.46)		(0.86)		(0.20)	(1.31)		(0.13)		(0.63)

Total distributions	(0.46)		(0.87)		(0.22)	(1.57)		(0.13)		(0.68)

Net asset value, end of period	$10.48		$10.80		$11.88	$10.35		$13.69		$7.62

Total returnF	1.34	%G	(1.94)%		17.17%	(14.51)%		81.91%		(16.09)%

Ratios and supplemental data:
Net assets, end of period	$15,910,473		$17,613,076		$23,634,955	$6,121,930		$7,711,085		$4,276,389
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.31	%H	1.23%		1.36%	1.92%		2.24%		3.22%
Expenses, net of reimbursements and/or recoupments	0.89	%H	0.89%		0.89%	0.89%		0.89%		0.90%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.52	)%H	(0.34)%		0.01%	0.63	%C	(0.71	)%D	(1.84)%
Net investment income (loss), net of reimbursements and/ or recoupments	(0.10	)%H	0.00	%I	0.48%	1.66	%C	0.64	%D	0.48%
Portfolio turnover rate	36	%G	43%		36%	34%		64%		48%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Cadence Bank and Ecovyst, Inc. amounting to $0.1767.
D	Net investment income includes a significant dividend payment from PQ Group Holdings, Inc. amounting to $0.0223.
E	Amount represents less than $0.01 per share.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Not annualized.
H	Annualized.
I	Amount rounds to less than 0.01%.

See accompanying notes

35

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	Y Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,

			2024		2023	2022		2021		2020

Net asset value, beginning of period	$10.72		$11.80		$10.29	$13.63		$7.60		$9.71

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)A	(0.00	)B	0.05	0.29	C	0.04	D	0.05
Net gains (losses) on investments (both realized and unrealized)	0.14		(0.21)		1.68	(2.06)		6.12		(1.48)

Total income (loss) from investment operations	0.13		(0.21)		1.73	(1.77)		6.16		(1.43)

Less distributions:
Dividends from net investment income	-		(0.01)		(0.02)	(0.26)		(0.00	)B	(0.05)
Distributions from net realized gains	(0.46)		(0.86)		(0.20)	(1.31)		(0.13)		(0.63)

Total distributions	(0.46)		(0.87)		(0.22)	(1.57)		(0.13)		(0.68)

Net asset value, end of period	$10.39		$10.72		$11.80	$10.29		$13.63		$7.60

Total returnE	1.25	%F	1.95%		17.08%	(14.57)%		81.60%		(16.21)%

Ratios and supplemental data:
Net assets, end of period	$8,424,468		$10,707,221		$16,196,711	$2,191,298		$8,753,769		$104,553
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.39	%G	1.30%		1.40%	2.00%		2.21%		3.33%
Expenses, net of reimbursements and/or recoupments	0.96	%G	0.96%		0.96%	0.97	%H	0.99%		1.00%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.60	)%G	(0.40)%		(0.03)%	1.16	%C	(0.94	)%D	(1.91)%
Net investment income (loss), net of reimbursements and/ or recoupments	(0.17	)%G	(0.06)%		(0.41)%	2.19	%C	0.28	%D	0.42%
Portfolio turnover rate	36	%F	43%		36%	34%		64%		48%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C	Net investment income includes a significant dividend payment from Cadence Bank and Ecovyst, Inc. amounting to $0.2671.
D	Net investment income includes a significant dividend payment from PQ Group Holdings, Inc. amounting to $0.0412.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on October 31, 2021.

See accompanying notes

36

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	Investor Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,

			2024	2023	2022		2021		2020

Net asset value, beginning of period	$10.50		$11.60	$10.15	$13.48		$7.53		$9.65

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)A	(0.05)	0.05	0.20	B	0.05	C	0.01
Net gains (losses) on investments (both realized and unrealized)	0.14		(0.18)	1.62	(1.96)		6.03		(1.45)

Total income (loss) from investment operations	0.12		(0.23)	1.67	(1.76)		6.08		(1.44)

Less distributions:
Dividends from net investment income	-		(0.01)	(0.02)	(0.26)		(0.00	)D	(0.05)
Distributions from net realized gains	(0.46)		(0.86)	(0.20)	(1.31)		(0.13)		(0.63)

Total distributions	(0.46)		(0.87)	(0.22)	(1.57)		(0.13)		(0.68)

Net asset value, end of period	$10.16		$10.50	$11.60	$10.15		$13.48		$7.53

Total returnE	1.18	%F	2.17%	16.72%	(14.67)%		81.29%		(16.43)%

Ratios and supplemental data:
Net assets, end of period	$9,977,090		$12,001,262	$18,767,020	$3,810,635		$3,586,842		$913,709
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.65	%G	1.53%	1.62%	2.31%		2.59%		3.86%
Expenses, net of reimbursements and/or recoupments	1.17	%G	1.17%	1.17%	1.17%		1.20%		1.28%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.87	)%G	(0.63)%	(0.31)%	0.11	%B	(1.14	)%C	(2.49)%
Net investment income (loss), net of reimbursements and/ or recoupments	(0.39	)%G	(0.27)%	(0.14)%	1.25	%B	0.25	%C	0.09%
Portfolio turnover rate	36	%F	43%	36%	34%		64%		48%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Cadence Bank and Ecovyst, Inc. amounting to $0.1558.
C	Net investment income includes a significant dividend payment from PQ Group Holdings, Inc. amounting to $0.0339.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.

See accompanying notes

37

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	A Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,		October 29, 2021A to June 30, 2022

			2024	2023

Net asset value, beginning of period	$10.47		$11.58	$10.13	$13.35

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)B	(0.05)	0.25	(0.00	)B C
Net gains (losses) on investments (both realized and unrealized)	0.15		(0.19)	1.42	(1.65)

Total income (loss) from investment operations	0.12		(0.24)	1.67	(1.65)

Less distributions:
Dividends from net investment income	-		(0.01)	(0.02)	(0.26)
Distributions from net realized gains	(0.46)		(0.86)	(0.20)	(1.31)

Total distributions	(0.46)		(0.87)	(0.22)	(1.57)

Net asset value, end of period	$10.13		$10.47	$11.58	$10.13

Total returnD	1.19	%E	(2.26)%	16.73%	(14.00	)%E

Ratios and supplemental data:
Net assets, end of period	$1,663,556		$1,734,541	$2,450,065	$75,917
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.82	%F	1.76%	1.66%	4.75	%F
Expenses, net of reimbursements and/or recoupments	1.25	%F	1.25%	1.26%	1.26	%F
Net investment (loss), before expense reimbursements and/or recoupments	(1.04	)%F	(0.87)%	(0.32)%	(3.53	)%F
Net investment income (loss), net of reimbursements and/or recoupments	(0.47	)%F	(0.36)%	0.08%	(0.04	)%F
Portfolio turnover rate	36	%E	43%	36%	34	%E

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

38

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	C Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,		October 29, 2021A to June 30, 2022

			2024	2023

Net asset value, beginning of period	$10.27		$11.45	$10.08	$13.35

Income (loss) from investment operations:
Net investment (loss)	(0.07	)B	(0.36)	(0.07)	(0.06	)B
Net gains (losses) on investments (both realized and unrealized)	0.14		0.04	1.65	(1.64)

Total income (loss) from investment operations	0.07		(0.32)	1.58	(1.70)

Less distributions:
Dividends from net investment income	-		-	(0.01)	(0.26)
Distributions from net realized gains	(0.46)		(0.86)	(0.20)	(1.31)

Total distributions	(0.46)		(0.86)	(0.21)	(1.57)

Net asset value, end of period	$9.88		$10.27	$11.45	$10.08

Total returnC	0.72	%D	(3.02)%	15.85%	(14.43	)%D

Ratios and supplemental data:
Net assets, end of period	$250,743		$321,211	$867,865	$75,541
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.57	%E	2.37%	2.43%	5.51	%E
Expenses, net of reimbursements and/or recoupments	2.01	%E	2.01%	2.01%	2.01	%E
Net investment (loss), before expense reimbursements and/or recoupments	(1.78	)%E	(1.46)%	(1.08)%	(4.29	)%E
Net investment (loss), net of reimbursements and/or recoupments	(1.22	)%E	(1.10)%	(0.66)%	(0.79	)%E
Portfolio turnover rate	36	%D	43%	36%	34	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

39

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

December 31, 2024 (Unaudited)

	R6 Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,			October 29, 2021A to June 30, 2022

			2024		2023

Net asset value, beginning of period	$10.80		$11.87		$10.35	$13.57

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)B	(0.00	)C	0.25	0.03	B
Net gains (losses) on investments (both realized and unrealized)	0.15		(0.20)		1.49	(1.68)

Total income (loss) from investment operations	0.14		(0.20)		1.74	(1.65)

Less distributions:
Dividends from net investment income	-		(0.01)		(0.02)	(0.26)
Distributions from net realized gains	(0.46)		(0.86)		(0.20)	(1.31)

Total distributions	(0.46)		(0.87)		(0.22)	(1.57)

Net asset value, end of period	$10.48		$10.80		$11.87	$10.35

Total returnD	1.34	%E	(1.85)%		17.08%	(13.75	)%E

Ratios and supplemental data:
Net assets, end of period	$1,109,219		$975,513		$1,228,157	$76,271
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.29	%F	1.20%		1.30%	4.49	%F
Expenses, net of reimbursements and/or recoupments	0.89	%F	0.89%		0.90%	0.90	%F
Net investment income (loss), before expense reimbursements and/or recoupments	(0.49	)%F	(0.32)%		0.05%	(3.27	)%F
Net investment income (loss), net of reimbursements and/or recoupments	(0.09	)%F	(0.01)%		0.45%	0.32	%F
Portfolio turnover rate	36	%E	43%		36%	34	%E

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

40

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 12/24

American Beacon®
FUNDS

2024

SEMI-ANNUAL FINANCIAL STATEMENTS

December 31, 2024

SSI ALTERNATIVE INCOME FUND

TWENTYFOUR STRATEGIC INCOME FUND

TWENTYFOUR SUSTAINABLE SHORT TERM BOND FUND

SSI_TwentyFour 1224

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	December 31, 2024

Additional Fund Information	Back Cover

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Fair Value

SECURITIES HELD LONG - 97.86%

CONVERTIBLE PREFERRED STOCKS - 4.81%

Financials - 1.69%

Capital Markets - 0.30%
Ares Management Corp., Series B, 6.750%, Due 10/1/2027	10,685	$597,719

Financial Services - 1.39%
AMG Capital Trust II, 5.150%, Due 10/15/2037	32,542	1,771,912
Apollo Global Management, Inc., 6.750%, Due 7/31/2026	10,692	931,020

		2,702,932

Total Financials		3,300,651

Industrials - 1.39%

Machinery - 1.39%
Chart Industries, Inc., Series B, 6.750%, Due 12/15/2025	38,332	2,714,289

Information Technology - 1.10%

Software - 0.42%
NCR Voyix Corp., Series A, 5.500%, PIK (in-kind rate 5.500%)A	767	827,187

Technology Hardware, Storage & Peripherals - 0.68%
Hewlett Packard Enterprise Co., 7.625%, Due 9/1/2027	21,151	1,326,125

Total Information Technology		2,153,312

Materials - 0.43%

Chemicals - 0.43%
Lyondellbasell Advanced Polymers, Inc., 6.000%A	1,026	846,450

Utilities - 0.20%

Electric Utilities - 0.20%
PG&E Corp., Series A, 6.000%, Due 12/1/2027B	7,704	383,967

Total Convertible Preferred Stocks (Cost $8,576,502)		9,398,669

PREFERRED STOCKS - 2.46%

Financials - 2.46%

Mortgage Real Estate Investment Trusts (REITs) - 2.46%
AGNC Investment Corp.,
Series E, 6.500%, (3 mo. USD LIBOR + 4.993%)A C	3,313	84,283
Series F, 6.125%, (3 mo. USD LIBOR + 4.697%)A C	49,895	1,229,413
MFA Financial, Inc., Series C, 6.500%, (3 mo. USD LIBOR + 5.345%)A C	54,344	1,324,907
New York Mortgage Trust, Inc.,
Series E, 7.875%, (3 mo. USD LIBOR + 6.429%)A C	1,078	26,691
Series F, 6.875%, (1 day USD SOFR + 6.130%)A C	23,244	519,039
Redwood Trust, Inc., 10.000%, (5 yr. CMT + 6.278%)A C	7,315	186,898
Rithm Capital Corp.,
Series B, 11.265%, (3 mo. USD LIBOR + 5.640%)A C	17,847	452,243
Series C, 6.375%, (3 mo. USD LIBOR + 4.969%)A C	39,752	978,694

		4,802,168

Total Financials		4,802,168

Total Preferred Stocks (Cost $4,674,300)		4,802,168

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 97.86% (continued)

CONVERTIBLE OBLIGATIONS - 75.14%

Basic Materials - 1.22%

Mining - 1.22%
Centrus Energy Corp., 2.250%, Due 11/1/2030D	$936,000	$885,082
Century Aluminum Co., 2.750%, Due 5/1/2028E	911,000	1,078,168
MP Materials Corp., 0.250%, Due 4/1/2026D E	452,000	421,222

		2,384,472

Total Basic Materials		2,384,472

Communications - 8.79%

Internet - 4.35%
Airbnb, Inc., Due 3/15/2026E F	791,000	741,958
Snap, Inc., Due 5/1/2027E F	2,912,000	2,526,160
Upwork, Inc., 0.250%, Due 8/15/2026E	326,000	300,538
Wayfair, Inc., 1.000%, Due 8/15/2026E	2,235,000	2,066,034
Ziff Davis, Inc.,
1.750%, Due 11/1/2026	959,000	896,100
3.625%, Due 3/1/2028D E	1,020,000	996,452
Zillow Group, Inc., 2.750%, Due 5/15/2025E	841,000	972,953

		8,500,195

Media - 4.44%
Cable One, Inc., 1.125%, Due 3/15/2028E	3,589,000	2,951,952
Liberty Broadband Corp., 3.125%, Due 3/31/2053D G	863,000	846,171
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028E	1,751,000	1,805,281
Sphere Entertainment Co., 3.500%, Due 12/1/2028E	2,265,000	3,087,195

		8,690,599

Total Communications		17,190,794

Consumer, Cyclical - 9.56%

Auto Manufacturers - 0.42%
Rivian Automotive, Inc., 4.625%, Due 3/15/2029E	808,000	812,343

Entertainment - 2.73%
DraftKings Holdings, Inc., Due 3/15/2028E F	861,000	732,711
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029E	2,142,000	2,914,405
Marriott Vacations Worldwide Corp., 3.250%, Due 12/15/2027E	1,801,000	1,680,333

		5,327,449

Leisure Time - 5.84%
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051D E G	4,180,000	4,104,342
NCL Corp. Ltd., 2.500%, Due 2/15/2027E	1,370,000	1,433,468
Peloton Interactive, Inc., Due 2/15/2026F	690,000	641,700
Royal Caribbean Cruises Ltd., 6.000%, Due 8/15/2025E	854,000	3,955,728
Sabre GLBL, Inc., 4.000%, Due 4/15/2025	1,317,000	1,288,644

		11,423,882

Retail - 0.57%
Shake Shack, Inc., Due 3/1/2028E F	1,091,000	1,116,229

Total Consumer, Cyclical		18,679,903

Consumer, Non-Cyclical - 15.06%

Biotechnology - 1.66%
Bridgebio Pharma, Inc., 2.250%, Due 2/1/2029E	2,327,000	1,984,931
Guardant Health, Inc., Due 11/15/2027E F	276,000	231,150
Travere Therapeutics, Inc., 2.250%, Due 3/1/2029E	1,069,000	1,018,057

		3,234,138

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 97.86% (continued)

CONVERTIBLE OBLIGATIONS - 75.14% (continued)

Consumer, Non-Cyclical - 15.06% (continued)

Commercial Services - 3.74%
Affirm Holdings, Inc.,
Due 11/15/2026E F	$2,198,000	$1,982,298
0.750%, Due 12/15/2029D	294,000	281,863
Alarm.com Holdings, Inc., 2.250%, Due 6/1/2029D E	399,000	393,015
Block, Inc., 0.250%, Due 11/1/2027E	1,422,000	1,231,452
Chegg, Inc., 0.125%, Due 3/15/2025	1,933,000	1,874,044
Repay Holdings Corp.,
Due 2/1/2026D E F	1,118,000	1,043,653
2.875%, Due 7/15/2029D G	576,000	536,256

		7,342,581

Health Care - Products - 5.73%
CONMED Corp., 2.250%, Due 6/15/2027E	2,059,000	1,910,752
Enovis Corp., 3.875%, Due 10/15/2028E	2,333,000	2,463,648
Exact Sciences Corp., 0.375%, Due 3/15/2027E	2,010,000	1,860,255
Haemonetics Corp.,
Due 3/1/2026E F	1,875,000	1,764,937
2.500%, Due 6/1/2029D	395,000	387,890
Integer Holdings Corp., 2.125%, Due 2/15/2028E	1,466,000	2,342,668
LeMaitre Vascular, Inc., 2.500%, Due 2/1/2030D	294,000	303,334
Omnicell, Inc., 1.000%, Due 12/1/2029D	150,000	157,669

		11,191,153

Health Care - Services - 0.69%
Teladoc Health, Inc., 1.250%, Due 6/1/2027	1,540,000	1,344,420

Household Products/Wares - 0.39%
Spectrum Brands, Inc., 3.375%, Due 6/1/2029D E G	787,000	768,348

Pharmaceuticals - 2.85%
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029E	2,139,000	2,240,602
Dexcom, Inc., 0.375%, Due 5/15/2028E	552,000	493,717
Jazz Investments I Ltd., 3.125%, Due 9/15/2030D E	841,000	904,916
Mirum Pharmaceuticals, Inc., 4.000%, Due 5/1/2029E	977,000	1,487,483
Pacira BioSciences, Inc., 2.125%, Due 5/15/2029D E	521,000	446,758

		5,573,476

Total Consumer, Non-Cyclical		29,454,116

Energy - 1.96%

Energy - Alternate Sources - 1.96%
Array Technologies, Inc., 1.000%, Due 12/1/2028	878,000	638,745
Enphase Energy, Inc., Due 3/1/2028E F	983,000	806,060
Fluence Energy, Inc., 2.250%, Due 6/15/2030D	585,000	603,135
NextEra Energy Partners LP, Due 11/15/2025D F	1,137,000	1,068,780
Sunnova Energy International, Inc., 0.250%, Due 12/1/2026	1,196,000	707,493

		3,824,213

Total Energy		3,824,213

Financial - 16.99%

Diversified Financial Services - 4.52%
Coinbase Global, Inc., 0.250%, Due 4/1/2030D E	330,000	351,472
EZCORP, Inc.,
2.375%, Due 5/1/2025	594,000	588,060
3.750%, Due 12/15/2029D E	613,000	793,835

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 97.86% (continued)

CONVERTIBLE OBLIGATIONS - 75.14% (continued)

Financial - 16.99% (continued)

Diversified Financial Services - 4.52% (continued)
LendingTree, Inc., 0.500%, Due 7/15/2025	$3,042,000	$2,900,547
Upstart Holdings, Inc., 2.000%, Due 10/1/2029D E	836,000	1,294,992
WisdomTree, Inc., 5.750%, Due 8/15/2028E	2,272,000	2,913,840

		8,842,746

Investment Companies - 1.81%
Capital Southwest Corp., 5.125%, Due 11/15/2029E	1,099,000	1,054,491
Core Scientific, Inc., 3.000%, Due 9/1/2029D E	582,000	886,503
MARA Holdings, Inc.,
Due 6/1/2031D F	585,000	457,412
2.125%, Due 9/1/2031D E	578,000	618,460
Riot Platforms, Inc., 0.750%, Due 1/15/2030D	583,000	534,903

		3,551,769

Private Equity - 1.11%
HAT Holdings I LLC/HAT Holdings II LLC, Due 5/1/2025D F	2,020,000	2,161,405

Real Estate - 0.34%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 0.250%, Due 6/15/2026E	756,000	669,060

REITS - 9.21%
Arbor Realty Trust, Inc., 7.500%, Due 8/1/2025	851,000	846,745
Blackstone Mortgage Trust, Inc., 5.500%, Due 3/15/2027	1,991,000	1,916,337
Pebblebrook Hotel Trust, 1.750%, Due 12/15/2026E	2,915,000	2,706,869
PennyMac Corp.,
5.500%, Due 3/15/2026	2,403,000	2,354,940
8.500%, Due 6/1/2029D	525,000	514,500
Redwood Trust, Inc., 7.750%, Due 6/15/2027, Series REOPE	4,500,000	4,405,371
Summit Hotel Properties, Inc., 1.500%, Due 2/15/2026E	1,921,000	1,855,686
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	3,452,000	3,395,042

		17,995,490

Total Financial		33,220,470

Industrial - 4.31%

Electronics - 0.66%
Mesa Laboratories, Inc., 1.375%, Due 8/15/2025	838,000	812,860
OSI Systems, Inc., 2.250%, Due 8/1/2029D E	433,000	467,380

		1,280,240

Metal Fabricate/Hardware - 0.62%
Xometry, Inc., 1.000%, Due 2/1/2027E	1,146,000	1,209,603

Transportation - 1.77%
Air Transport Services Group, Inc., 3.875%, Due 8/15/2029E	2,564,000	2,536,309
CryoPort, Inc., 0.750%, Due 12/1/2026D E	1,028,000	911,836

		3,448,145

Trucking & Leasing - 1.26%
Greenbrier Cos., Inc., 2.875%, Due 4/15/2028E	2,026,000	2,452,473

Total Industrial		8,390,461

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 97.86% (continued)

CONVERTIBLE OBLIGATIONS - 75.14% (continued)

Technology - 13.56%

Computers - 2.02%
3D Systems Corp., Due 11/15/2026F	$816,000	$724,703
Lumentum Holdings, Inc., 0.500%, Due 6/15/2028	1,332,000	1,284,714
Western Digital Corp., 3.000%, Due 11/15/2028E	1,467,000	1,943,775

		3,953,192

Software - 11.54%
Bentley Systems, Inc., 0.375%, Due 7/1/2027E	1,497,000	1,348,048
CSG Systems International, Inc., 3.875%, Due 9/15/2028E	1,990,000	2,003,930
Dayforce, Inc., 0.250%, Due 3/15/2026E	1,599,000	1,536,639
DigitalOcean Holdings, Inc., Due 12/1/2026E F	2,471,000	2,193,012
Envestnet, Inc., 0.750%, Due 8/15/2025	801,000	797,796
Evolent Health, Inc., 3.500%, Due 12/1/2029E	2,272,000	1,921,203
Guidewire Software, Inc., 1.250%, Due 11/1/2029D E	280,000	273,140
i3 Verticals LLC, 1.000%, Due 2/15/2025	1,444,000	1,415,120
Jamf Holding Corp., 0.125%, Due 9/1/2026E	1,452,000	1,323,208
MicroStrategy, Inc., Due 12/1/2029D F	1,080,000	864,000
Pagaya Technologies Ltd., 6.125%, Due 10/1/2029D E	139,000	144,282
Pegasystems, Inc., 0.750%, Due 3/1/2025	1,470,000	1,454,565
Progress Software Corp., 3.500%, Due 3/1/2030D E	1,663,000	1,954,239
PROS Holdings, Inc., 2.250%, Due 9/15/2027E	1,069,000	1,012,878
RingCentral, Inc., Due 3/1/2025F	1,040,000	1,026,350
Snowflake, Inc., Due 10/1/2027D E F	1,002,000	1,177,834
Veradigm, Inc., 0.875%, Due 1/1/2027	451,000	499,201
Verint Systems, Inc., 0.250%, Due 4/15/2026E	1,717,000	1,609,687

		22,555,132

Total Technology		26,508,324

Utilities - 3.69%

Electric - 3.69%
CenterPoint Energy, Inc., 4.250%, Due 8/15/2026E	2,157,000	2,203,375
Duke Energy Corp., 4.125%, Due 4/15/2026E	1,763,000	1,807,075
PG&E Corp., 4.250%, Due 12/1/2027E	2,956,000	3,205,782

		7,216,232

Total Utilities		7,216,232

Total Convertible Obligations (Cost $141,778,820)		146,868,985

FOREIGN CONVERTIBLE OBLIGATIONS - 4.62%

Basic Materials - 2.32%

Mining - 2.32%
Equinox Gold Corp., 4.750%, Due 10/15/2028	1,649,000	1,799,471
First Majestic Silver Corp., 0.375%, Due 1/15/2027E	1,442,000	1,298,665
Fortuna Mining Corp., 3.750%, Due 6/30/2029D	877,000	898,048
SSR Mining, Inc., 2.500%, Due 4/1/2039E G	569,000	546,809

		4,542,993

Total Basic Materials		4,542,993

Consumer, Cyclical - 0.54%

Auto Parts & Equipment - 0.54%
indie Semiconductor, Inc., 4.500%, Due 11/15/2027D E	1,164,000	1,054,002

Consumer, Non-Cyclical - 0.51%

Pharmaceuticals - 0.51%
Ascendis Pharma AS, 2.250%, Due 4/1/2028E	910,000	998,725

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount	Fair Value

SECURITIES HELD LONG - 97.86% (continued)

FOREIGN CONVERTIBLE OBLIGATIONS - 4.62% (continued)

Energy - 1.25%

Oil & Gas - 1.25%
Kosmos Energy Ltd., 3.125%, Due 3/15/2030D E	$2,842,000	$2,437,015

Total Foreign Convertible Obligations (Cost $9,379,256)		9,032,735

	Shares

SHORT TERM INVESTMENTS - 10.83% (Cost $21,169,614)

Investment Companies - 10.83%
American Beacon U.S. Government Money Market Select Fund, 4.33%H I	21,169,614	21,169,614

Total Securities Held Long (Cost $185,578,492)		191,272,171

SECURITIES SOLD SHORT - (23.74%)

COMMON STOCKS - (23.74%)

Communication Services - (2.65%)

Entertainment - (2.13%)
Live Nation Entertainment, Inc.B	(16,469)	(2,132,736)
Sphere Entertainment Co.B	(50,534)	(2,037,531)

		(4,170,267)

Interactive Media & Services - (0.14%)
Ziff Davis, Inc.B	(5,144)	(279,525)

Media - (0.38%)
Cable One, Inc.	(46)	(16,658)
Charter Communications, Inc., Class AB	(413)	(141,564)
Sirius XM Holdings, Inc.	(25,975)	(592,230)

		(750,452)

Total Communication Services		(5,200,244)

Consumer Discretionary - (2.93%)

Automobiles - (0.19%)
Rivian Automotive, Inc., Class AB	(28,113)	(373,903)

Hotels, Restaurants & Leisure - (2.70%)
Airbnb, Inc., Class AB	(121)	(15,901)
DraftKings, Inc., Class AB	(3,289)	(122,351)
Marriott Vacations Worldwide Corp.	(2,055)	(184,539)
Norwegian Cruise Line Holdings Ltd.B	(20,345)	(523,477)
Royal Caribbean Cruises Ltd.	(17,011)	(3,924,268)
Shake Shack, Inc., Class AB	(3,918)	(508,556)

		(5,279,092)

Specialty Retail - (0.04%)
Wayfair, Inc., Class AB	(1,796)	(79,599)

Total Consumer Discretionary		(5,732,594)

Consumer Staples - (0.13%)

Household Products - (0.13%)
Spectrum Brands Holdings, Inc.	(3,046)	(257,357)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Fair Value

SECURITIES SOLD SHORT - (23.74%) (continued)

COMMON STOCKS - (23.74%) (continued)

Energy - (0.64%)

Oil, Gas & Consumable Fuels - (0.64%)
Centrus Energy Corp., Class AB	(7,430)	$(494,912)
Kosmos Energy Ltd.B	(223,714)	(765,102)

		(1,260,014)

Total Energy		(1,260,014)

Financials - (3.09%)

Capital Markets - (1.73%)
Affiliated Managers Group, Inc.	(4,990)	(922,751)
ARES Management Corp., Class A	(2,297)	(406,638)
Coinbase Global, Inc., Class AB	(734)	(182,252)
WisdomTree, Inc.	(178,885)	(1,878,293)

		(3,389,934)

Consumer Finance - (0.80%)
EZCORP, Inc., Class AB	(44,360)	(542,079)
Upstart Holdings, Inc.B	(16,583)	(1,021,015)

		(1,563,094)

Financial Services - (0.56%)
Affirm Holdings, Inc.B	(882)	(53,714)
Apollo Global Management, Inc.	(4,677)	(772,453)
Block, Inc.B	(751)	(63,827)
Repay Holdings Corp.B	(25,296)	(193,008)

		(1,083,002)

Total Financials		(6,036,030)

Health Care - (4.04%)

Biotechnology - (1.17%)
Ascendis Pharma ASB	(3,091)	(425,538)
Bridgebio Pharma, Inc.B	(6,353)	(174,326)
Exact Sciences Corp.B	(5,532)	(310,843)
Mirum Pharmaceuticals, Inc.B	(25,119)	(1,038,671)
Travere Therapeutics, Inc.B	(19,455)	(338,906)

		(2,288,284)

Health Care Equipment & Supplies - (1.82%)
CONMED Corp.	(2,551)	(174,590)
Dexcom, Inc.B	(1,137)	(88,425)
Enovis Corp.B	(22,956)	(1,007,309)
Haemonetics Corp.B	(1,806)	(141,012)
Integer Holdings Corp.B	(14,630)	(1,938,768)
LeMaitre Vascular, Inc.	(1,235)	(113,793)
Omnicell, Inc.B	(1,740)	(77,465)

		(3,541,362)

Health Care Providers & Services - (0.01%)
Guardant Health, Inc.B	(387)	(11,823)

Health Care Technology - (0.13%)
Evolent Health, Inc., Class AB	(17,080)	(192,150)
Veradigm, Inc.B	(5,096)	(49,686)

		(241,836)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Fair Value

SECURITIES SOLD SHORT - (23.74%) (continued)

COMMON STOCKS - (23.74%) (continued)

Health Care - (4.04%) (continued)

Pharmaceuticals - (0.91%)
Collegium Pharmaceutical, Inc.B	(41,302)	$(1,183,302)
Jazz Pharmaceuticals PLCB	(3,709)	(456,763)
Pacira BioSciences, Inc.B	(7,486)	(141,036)

		(1,781,101)

Total Health Care		(7,864,406)

Industrials - (3.13%)

Air Freight & Logistics - (0.36%)
Air Transport Services Group, Inc.B	(32,069)	(704,877)

Electrical Equipment - (0.20%)
Array Technologies, Inc.B	(18,262)	(110,302)
Fluence Energy, Inc.B	(17,550)	(278,694)

		(388,996)

Machinery - (2.04%)
Chart Industries, Inc.B	(12,330)	(2,353,057)
Greenbrier Cos., Inc.	(26,831)	(1,636,423)

		(3,989,480)

Professional Services - (0.37%)
CSG Systems International, Inc.	(12,886)	(658,603)
Dayforce, Inc.B	(858)	(62,325)

		(720,928)

Trading Companies & Distributors - (0.16%)
Xometry, Inc., Class AB	(7,083)	(302,161)

Total Industrials		(6,106,442)

Information Technology - (4.06%)

Communications Equipment - (0.22%)
Lumentum Holdings, Inc.B	(5,084)	(426,802)

Electronic Equipment, Instruments & Components - (0.13%)
OSI Systems, Inc.B	(1,563)	(261,693)

IT Services - (0.31%)
Snowflake, Inc., Class AB	(3,972)	(613,317)

Semiconductors & Semiconductor Equipment - (0.12%)
Enphase Energy, Inc.B	(583)	(40,040)
indie Semiconductor, Inc., Class AB	(49,819)	(201,767)

		(241,807)

Software - (2.16%)
Alarm.com Holdings, Inc.B	(2,768)	(168,294)
Bentley Systems, Inc., Class B	(4,613)	(215,427)
Core Scientific, Inc.B	(47,017)	(660,589)
Guidewire Software, Inc.B	(686)	(115,646)
Jamf Holding Corp.B	(1,358)	(19,080)
MARA Holdings, Inc.B	(36,517)	(612,390)
MicroStrategy, Inc., Class AB	(1,050)	(304,101)
NCR Voyix Corp.B	(26,494)	(366,677)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Shares	Fair Value

SECURITIES SOLD SHORT - (23.74%) (continued)

COMMON STOCKS - (23.74%) (continued)

Information Technology - (4.06%) (continued)

Software - (2.16%) (continued)
Pagaya Technologies Ltd., Class AB	(7,130)	$(66,238)
Progress Software Corp.	(17,068)	(1,111,980)
PROS Holdings, Inc.B	(9,063)	(199,023)
Riot Platforms, Inc.B	(29,150)	(297,622)
Verint Systems, Inc.B	(2,771)	(76,064)

		(4,213,131)

Technology Hardware, Storage & Peripherals - (1.12%)
Hewlett Packard Enterprise Co.	(42,302)	(903,148)
Western Digital Corp.B	(21,630)	(1,289,797)

		(2,192,945)

Total Information Technology		(7,949,695)

Materials - (1.01%)

Metals & Mining - (1.01%)
Century Aluminum Co.B	(32,386)	(590,073)
Equinox Gold Corp.B	(179,261)	(899,890)
First Majestic Silver Corp.	(11,788)	(64,716)
Fortuna Mining Corp.B	(91,793)	(393,792)
MP Materials Corp.B	(989)	(15,428)
SSR Mining, Inc.B	(3,129)	(21,778)

		(1,985,677)

Total Materials		(1,985,677)

Real Estate - (0.58%)

Hotel & Resort REITs - (0.24%)
Pebblebrook Hotel Trust	(21,444)	(290,566)
Summit Hotel Properties, Inc.	(26,491)	(181,463)

		(472,029)

Real Estate Management & Development - (0.34%)
Zillow Group, Inc., Class CB	(8,936)	(661,711)

Total Real Estate		(1,133,740)

Utilities - (1.48%)

Electric Utilities - (1.13%)
Duke Energy Corp.	(5,368)	(578,348)
PG&E Corp.	(79,891)	(1,612,200)

		(2,190,548)

Multi-Utilities - (0.35%)
CenterPoint Energy, Inc.	(21,331)	(676,833)

Total Utilities		(2,867,381)

Total Common Stocks (Proceeds $(38,968,713))		(46,393,580)

Total Securities Sold Short (Proceeds $(38,968,713))		(46,393,580)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITITES SOLD SHORT) - 97.86% (Cost $185,578,492)		191,272,171
TOTAL SECURITIES SOLD SHORT - (23.74%) (Proceeds $(38,968,713))		(46,393,580)
OTHER ASSETS, NET OF LIABILITIES - 25.88%		50,576,799

NET ASSETS - 100.00%		$195,455,390

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

A A type of Preferred Stock that has no maturity date.

B Non-income producing security.

C Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2024.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $31,944,144 or 16.34% of net assets. The Fund has no right to demand registration of these securities.

E This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $116,193,675 or 59.45% of net assets.

F Zero coupon bond.

G Callable security.

H The Fund is affiliated by having the same investment advisor.

I 7-day yield.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs – Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2024, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Convertible Preferred Stocks	$-	$9,398,669	$-	$9,398,669
Preferred Stocks	4,096,231	705,937	-	4,802,168
Convertible Obligations	-	146,868,985	-	146,868,985
Foreign Convertible Obligations	-	9,032,735	-	9,032,735
Short-Term Investments	21,169,614	-	-	21,169,614

Total Investments in Securities - Assets	$25,265,845	$166,006,326	$-	$191,272,171

Liabilities
Common Stocks (Sold Short)	$(46,393,580)	$-	$-	$(46,393,580)

Total Investments in Securities - Liabilities	$(46,393,580)	$-	$-	$(46,393,580)

Total Investments in Securities	$(21,127,735)	$166,006,326	$-	$144,878,591

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 10.24%

Communications - 0.85%

Internet - 0.41%
Uber Technologies, Inc.,
4.500%, Due 8/15/2029A		$795,000	$769,341
4.800%, Due 9/15/2034		780,000	746,514

			1,515,855

Telecommunications - 0.44%
T-Mobile USA, Inc.,
5.050%, Due 7/15/2033		640,000	626,835
4.700%, Due 1/15/2035		1,030,000	974,637

			1,601,472

Total Communications			3,117,327

Consumer, Cyclical - 1.75%

Airlines - 0.50%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, Due 4/20/2029A		875,000	867,727
United Airlines, Inc., 4.625%, Due 4/15/2029A		1,000,000	950,786

			1,818,513

Auto Manufacturers - 0.72%
Ford Motor Credit Co. LLC,
6.860%, Due 6/5/2026	GBP	400,000	508,879
5.800%, Due 3/5/2027		$360,000	363,425
6.050%, Due 3/5/2031		495,000	494,090
General Motors Co., 5.600%, Due 10/15/2032		415,000	418,787
Stellantis NV,
4.250%, Due 6/16/2031B	EUR	450,000	478,926
2.750%, Due 4/1/2032B		400,000	386,646

			2,650,753

Auto Parts & Equipment - 0.24%
American Axle & Manufacturing, Inc., 5.000%, Due 10/1/2029		$960,000	876,645

Lodging - 0.29%
Hilton Domestic Operating Co., Inc.,
5.750%, Due 5/1/2028A		800,000	799,818
4.000%, Due 5/1/2031A		100,000	89,934
6.125%, Due 4/1/2032A		200,000	199,437

			1,089,189

Total Consumer, Cyclical			6,435,100

Consumer, Non-Cyclical - 0.69%

Commercial Services - 0.45%
United Rentals North America, Inc.,
6.000%, Due 12/15/2029A		790,000	797,515
6.125%, Due 3/15/2034A		875,000	868,156

			1,665,671

Cosmetics/Personal Care - 0.04%
Prestige Brands, Inc., 5.125%, Due 1/15/2028A		155,000	151,117

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 10.24% (continued)

Consumer, Non-Cyclical - 0.69% (continued)

Health Care - Services - 0.20%
HCA, Inc.,
3.500%, Due 9/1/2030		$115,000	$104,491
5.500%, Due 6/1/2033		620,000	613,522

			718,013

Total Consumer, Non-Cyclical			2,534,801

Energy - 3.75%

Oil & Gas - 0.84%
BP Capital Markets PLC,
4.250%, Due 3/22/2027, (5 yr. U.K. Government Bond + 3.887%)B C D	GBP	1,000,000	1,206,518
3.625%, Due 3/22/2029, (5 yr. EUR Swap + 3.780%)B C D	EUR	1,200,000	1,223,088
Solaris Midstream Holdings LLC, 7.625%, Due 4/1/2026A		$665,000	665,515

			3,095,121

Pipelines - 2.91%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
5.375%, Due 6/15/2029A		625,000	608,640
6.625%, Due 2/1/2032A		235,000	236,718
Cheniere Energy, Inc., 5.650%, Due 4/15/2034		1,735,000	1,751,231
EnLink Midstream LLC,
5.625%, Due 1/15/2028A		424,000	428,242
5.375%, Due 6/1/2029		500,000	500,003
EnLink Midstream Partners LP, 4.850%, Due 7/15/2026		400,000	399,151
Hess Midstream Operations LP,
5.125%, Due 6/15/2028A		400,000	389,062
5.500%, Due 10/15/2030A		960,000	928,226
Kinetik Holdings LP,
6.625%, Due 12/15/2028A		100,000	102,301
5.875%, Due 6/15/2030A		1,225,000	1,205,772
Plains All American Pipeline LP/PAA Finance Corp.,
3.800%, Due 9/15/2030		180,000	167,083
5.700%, Due 9/15/2034		1,575,000	1,571,759
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
7.375%, Due 2/15/2029A		535,000	536,694
6.000%, Due 9/1/2031A		100,000	94,383
Targa Resources Corp.,
6.125%, Due 3/15/2033		280,000	288,810
6.500%, Due 3/30/2034		600,000	634,537
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
6.875%, Due 1/15/2029		200,000	204,689
4.875%, Due 2/1/2031		650,000	627,649

			10,674,950

Total Energy			13,770,071

Financial - 1.86%

Banks - 0.20%
Morgan Stanley, 5.213%, Due 10/24/2035, (1 day GBP SONIA + 1.456%)C	GBP	600,000	732,496

Diversified Financial Services - 0.64%
Burford Capital Global Finance LLC, 9.250%, Due 7/1/2031A		$660,000	700,690
Encore Capital Group, Inc.,
7.429%, Due 1/15/2028, (3 mo. EURIBOR + 4.250%)B C	EUR	580,000	605,332
4.250%, Due 6/1/2028B	GBP	500,000	586,289
9.250%, Due 4/1/2029A		$440,000	468,776

			2,361,087

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 10.24% (continued)

Financial - 1.86% (continued)

REITS - 1.02%
Digital Euro Finco LLC, 1.125%, Due 4/9/2028B	EUR	400,000	$389,282
Equinix Europe 2 Financing Corp. LLC,
3.650%, Due 9/3/2033		165,000	171,715
5.500%, Due 6/15/2034		$1,280,000	1,283,872
Equinix, Inc., 3.900%, Due 4/15/2032		300,000	276,484
VICI Properties LP, 5.750%, Due 4/1/2034		1,590,000	1,604,251

			3,725,604

Total Financial			6,819,187

Industrial - 0.92%

Aerospace/Defense - 0.47%
Howmet Aerospace, Inc., 5.950%, Due 2/1/2037		630,000	652,041
TransDigm, Inc., 6.000%, Due 1/15/2033A		1,105,000	1,082,961

			1,735,002

Packaging & Containers - 0.45%
Berry Global, Inc., 5.650%, Due 1/15/2034A		1,645,000	1,650,578

Total Industrial			3,385,580

Technology - 0.42%

Software - 0.42%
MSCI, Inc.,
3.625%, Due 9/1/2030A		200,000	182,042
3.875%, Due 2/15/2031A		1,225,000	1,122,334
3.250%, Due 8/15/2033A		300,000	253,457

			1,557,833

Total Technology			1,557,833

Total Corporate Obligations (Cost $37,988,146)			37,619,899

FOREIGN CONVERTIBLE OBLIGATIONS - 0.39% (Cost $1,472,248)

Financial - 0.39%

Banks - 0.39%
BNP Paribas Fortis SA, 4.865%, Due 12/29/2049B C D	EUR	1,500,000	1,445,187

FOREIGN CORPORATE OBLIGATIONS - 45.68%

Basic Materials - 0.39%

Chemicals - 0.23%
Sociedad Quimica y Minera de Chile SA,
6.500%, Due 11/7/2033A		$200,000	206,298
6.500%, Due 11/7/2033B		600,000	618,896

			825,194

Forest Products & Paper - 0.16%
Inversiones CMPC SA, 6.125%, Due 2/26/2034B		605,000	608,837

Total Basic Materials			1,434,031

Communications - 1.23%

Media - 0.19%
Virgin Media Secured Finance PLC, 5.250%, Due 5/15/2029A	GBP	600,000	698,560

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 45.68% (continued)

Communications - 1.23% (continued)

Telecommunications - 1.04%
Altice France SA, 5.500%, Due 1/15/2028A		$200,000	$147,469
Network i2i Ltd.,
5.650%, Due 1/15/2025, (5 yr. CMT + 4.274%)B C D		550,000	548,544
3.975%, Due 3/3/2026, (5 yr. CMT + 3.390%)A C D		300,000	291,844
Sable International Finance Ltd., 7.125%, Due 10/15/2032A		869,000	847,918
Telefonica Europe BV, 5.752%, Due 1/15/2032, (8 yr. EURIBOR ICE Swap + 3.121%)B C D	EUR	800,000	886,674
Vodafone Group PLC,
4.875%, Due 10/3/2078, (5 yr. GBP Swap + 3.267%)B C	GBP	600,000	745,957
8.000%, Due 8/30/2086, (5 yr. U.K. Government Bond + 3.837%)B C		250,000	339,110

			3,807,516

Total Communications			4,506,076

Consumer, Cyclical - 2.06%

Auto Manufacturers - 0.23%
Volkswagen International Finance NV,
3.875%, Due 6/14/2027, (10 yr. EUR Swap + 3.370%)B C D	EUR	200,000	202,036
4.625%, Due 6/27/2028, (10 yr. EUR Swap + 3.982%)B C D		600,000	610,634

			812,670

Entertainment - 0.83%
Cirsa Finance International SARL, 6.500%, Due 3/15/2029B	EUR	500,000	546,984
CPUK Finance Ltd.,
4.500%, Due 8/28/2027B	GBP	700,000	833,115
5.876%, Due 8/28/2027B		600,000	755,854
3.690%, Due 2/28/2047B		200,000	234,591
Inter Media & Communication SpA, 6.750%, Due 2/9/2027B	EUR	638,618	673,168

			3,043,712

Home Builders - 0.20%
Maison Finco PLC, 6.000%, Due 10/31/2027A	GBP	600,000	736,569

Leisure Time - 0.23%
Deuce Finco PLC, 7.636%, Due 6/15/2027, (3 mo. EURIBOR + 4.750%)B C	EUR	400,000	417,986
Pinnacle Bidco PLC, 10.000%, Due 10/11/2028B	GBP	330,000	438,408

			856,394

Retail - 0.57%
1011778 BC ULC/New Red Finance, Inc.,
3.500%, Due 2/15/2029A		$375,000	343,649
6.125%, Due 6/15/2029A		425,000	426,561
Duomo Bidco SpA, 7.304%, Due 7/15/2031, (3 mo. EURIBOR + 4.125%)A C	EUR	700,000	730,243
Punch Finance PLC,
6.125%, Due 6/30/2026B	GBP	400,000	494,688
6.125%, Due 6/30/2026A		100,000	123,672

			2,118,813

Total Consumer, Cyclical			7,568,158

Consumer, Non-Cyclical - 1.25%

Commercial Services - 0.45%
AA Bond Co. Ltd.,
6.500%, Due 1/31/2026A		185,146	231,205
3.250%, Due 7/31/2050B		200,000	225,053
7.375%, Due 7/31/2050B		400,000	519,224
La Financiere Atalian, 8.500%, Due 6/30/2028, Cash (3.500%) or PIK (in-kind rate 5.000%)A	EUR	135,430	64,873
RAC Bond Co. PLC, 5.250%, Due 11/4/2046A	GBP	500,000	605,019

			1,645,374

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 45.68% (continued)

Consumer, Non-Cyclical - 1.25% (continued)

Food - 0.62%
Bimbo Bakeries USA, Inc., 5.375%, Due 1/9/2036B		$925,000	$892,318
BRF SA, 4.875%, Due 1/24/2030B		200,000	183,544
La Doria SpA, 7.552%, Due 11/12/2029, (3 mo. EURIBOR + 4.500%)B C	EUR	350,000	367,986
Tesco Corporate Treasury Services PLC, 5.500%, Due 2/27/2035B	GBP	700,000	857,005

			2,300,853

Private Equity - 0.18%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.500%, Due 1/15/2031A		480,000	642,447

Total Consumer, Non-Cyclical			4,588,674

Energy - 0.37%

Oil & Gas - 0.37%
Guara Norte SARL, 5.198%, Due 6/15/2034A		$878,515	801,839
OEG Finance PLC, 7.250%, Due 9/27/2029A	EUR	500,000	540,747

			1,342,586

Total Energy			1,342,586

Financial - 38.98%

Banks - 22.99%
Abanca Corp. Bancaria SA, 10.625%, Due 7/14/2028, (5 yr. EUR Swap + 7.643%)B C D		1,000,000	1,191,227
ABN AMRO Bank NV, 6.875%, Due 9/22/2031, (5 yr. EUR Swap + 4.239%)B C D		1,300,000	1,433,966
AIB Group PLC,
6.250%, Due 6/23/2025, (5 yr. EUR Swap + 6.629%)B C D		1,000,000	1,045,897
7.125%, Due 10/30/2029, (5 yr. EURIBOR ICE Swap + 4.387%)B C D		600,000	658,053
Banco Bilbao Vizcaya Argentaria SA,
8.375%, Due 6/21/2028, (5 yr. EURIBOR ICE Swap + 5.544%)B C D	EUR	1,000,000	1,138,140
8.250%, Due 11/30/2033, (5 yr. U.K. Government Bond + 3.600%)B C	GBP	1,000,000	1,351,443
Banco de Sabadell SA,
5.750%, Due 3/15/2026, (5 yr. EUR Swap + 6.198%)B C D	EUR	1,800,000	1,871,522
5.000%, Due 5/19/2027, (5 yr. EUR Swap + 5.171%)B C D		1,200,000	1,221,267
Banco Santander SA,
4.375%, Due 1/14/2026, (5 yr. EUR Swap + 4.534%)B C D		1,000,000	1,026,631
3.625%, Due 3/21/2029, (5 yr. EURIBOR ICE Swap + 3.760%)B C D		2,200,000	2,048,373
5.750%, Due 8/23/2033, (5 yr. EUR Swap + 2.850%)B C		600,000	660,938
Bank of Ireland Group PLC,
6.375%, Due 3/10/2030, (5 yr. EURIBOR ICE Swap + 4.026%)B C D		2,200,000	2,336,274
6.750%, Due 3/1/2033, (5 yr. EUR Swap + 4.150%)B C		540,000	604,087
Barclays PLC,
6.375%, Due 12/15/2025, (5 yr. U.K. Government Bond + 6.016%)B C D	GBP	1,240,000	1,550,859
4.375%, Due 3/15/2028, (5 yr. CMT + 3.410%)C D		$530,000	476,648
9.250%, Due 9/15/2028, (5 yr. GBP Swap + 5.639%)C D	GBP	1,100,000	1,460,335
8.500%, Due 6/15/2030, (5 yr. GBP Swap + 4.881%)C D		2,100,000	2,720,676
BAWAG Group AG, 5.125%, Due 10/1/2025, (5 yr. EUR Swap + 5.546%)B C D	EUR	1,000,000	1,018,939
BBVA Bancomer SA,
5.125%, Due 1/18/2033, (5 yr. CMT + 2.650%)B C		$200,000	185,454
5.875%, Due 9/13/2034, (5 yr. CMT + 4.308%)B C		400,000	379,091
8.125%, Due 1/8/2039, (5 yr. CMT + 4.214%)A C		700,000	712,772
BNP Paribas SA,
4.500%, Due 2/25/2030, (5 yr. CMT + 2.944%)B C D		500,000	421,931
7.375%, Due 6/11/2030, (5 yr. EURIBOR ICE Swap + 4.631%)B C D	EUR	1,800,000	2,016,088
2.500%, Due 3/31/2032, (5 yr. EURIBOR ICE Swap + 1.600%)B C		400,000	403,345
2.588%, Due 8/12/2035, (5 yr. CMT + 2.050%)B C		$800,000	669,983
BPCE SA, 5.936%, Due 5/30/2035, (1 day USD SOFR + 1.850%)B C		1,750,000	1,734,731
CaixaBank SA,
3.625%, Due 9/14/2028, (5 yr. EUR Swap + 3.857%)B C D	EUR	2,600,000	2,484,486
7.500%, Due 1/16/2030, (5 yr. EURIBOR ICE Swap + 5.295%)B C D		400,000	453,789
6.250%, Due 2/23/2033, (5 yr. EUR Swap + 3.550%)B C		600,000	665,785

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 45.68% (continued)

Financial - 38.98% (continued)

Banks - 22.99% (continued)
Co-Operative Bank Holdings PLC, 5.579%, Due 9/19/2028, (1 yr. GBP Swap + 2.083%)B C	GBP	500,000	$628,119
Commerzbank AG,
7.875%, Due 10/9/2031, (5 yr. EURIBOR ICE Swap + 5.129%)B C D	EUR	800,000	908,687
6.500%, Due 12/6/2032, (5 yr. EURIBOR ICE Swap + 4.300%)B C		1,000,000	1,108,858
Cooperatieve Rabobank UA, 4.875%, Due 6/29/2029, (5 yr. EUR Swap + 3.717%)B C D		1,000,000	1,017,463
Credit Agricole SA,
7.500%, Due 6/23/2026, (5 yr. GBP SONIA Linked ICE Swap + 4.812%)A C D	GBP	800,000	1,009,624
1.874%, Due 12/9/2031, (5 yr. U.K. Government Bond + 1.500%)B C		1,200,000	1,396,745
6.700%, Due 9/23/2034, (5 yr. USD SOFR ICE Swap + 3.596%)A C D		$1,600,000	1,530,065
Danske Bank AS, 4.375%, Due 5/18/2026, (5 yr. CMT + 3.387%)B C D		1,750,000	1,701,875
Deutsche Bank AG,
8.125%, Due 10/30/2029, (5 yr. EURIBOR ICE Swap + 5.261%)B C D	EUR	1,000,000	1,087,254
4.500%, Due 7/12/2035, (3 mo. EURIBOR + 1.700%)B C		1,100,000	1,178,524
Erste Group Bank AG, 4.250%, Due 10/15/2027, (5 yr. EUR Swap + 4.646%)B C D		2,200,000	2,201,274
HSBC Holdings PLC,
5.875%, Due 9/28/2026, (5 yr. GBP Swap + 4.276%)C D	GBP	1,319,000	1,632,473
6.364%, Due 11/16/2032, (5 yr. EUR Swap + 3.300%)B C	EUR	1,100,000	1,226,401
5.874%, Due 11/18/2035, (1 day USD SOFR + 1.900%)C		$600,000	585,283
ING Groep NV,
3.875%, Due 5/16/2027, (5 yr. CMT + 2.862%)C D		1,900,000	1,725,815
4.250%, Due 8/26/2035, (5 yr. EUR Swap + 1.780%)B C	EUR	900,000	948,738
Intesa Sanpaolo SpA,
5.875%, Due 9/1/2031, (5 yr. EUR Swap + 6.086%)B C D		1,100,000	1,162,223
8.505%, Due 9/20/2032B	GBP	1,991,000	2,788,982
Investec PLC,
10.500%, Due 8/28/2029, (5 yr. U.K. Government Bond + 6.566%)B C D		800,000	1,084,357
9.125%, Due 3/6/2033, (5 yr. U.K. Government Bond + 5.905%)B C	GBP	700,000	943,331
Jyske Bank AS, 5.125%, Due 5/1/2035, (5 yr. EURIBOR ICE Swap + 2.500%)B C	EUR	1,100,000	1,204,079
KBC Group NV, 6.250%, Due 9/17/2031, (5 yr. EURIBOR ICE Swap + 3.989%)B C D		1,800,000	1,922,401
Lloyds Banking Group PLC,
7.875%, Due 6/27/2029, (5 yr. GBP SONIA Linked ICE Swap + 5.107%)B C D	GBP	1,000,000	1,284,762
2.707%, Due 12/3/2035, (5 yr. U.K. Government Bond + 2.400%)B C		2,200,000	2,319,873
NatWest Group PLC,
5.125%, Due 5/12/2027, (5 yr. U.K. Government Bond + 4.985%)C D		200,000	238,845
4.500%, Due 3/31/2028, (5 yr. U.K. Government Bond + 3.992%)C D		2,700,000	3,067,467
3.622%, Due 8/14/2030, (5 yr. U.K. Government Bond + 3.550%)B C		450,000	558,447
8.125%, Due 11/10/2033, (5 yr. CMT + 3.752%)C D		$400,000	426,011
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5 yr. U.K. Government Bond + 3.956%)B C	GBP	500,000	609,438
Shawbrook Group PLC, 12.250%, Due 1/4/2034, (5 yr. U.K. Government Bond + 7.948%)B C		600,000	802,314
Societe Generale SA,
6.750%, Due 4/6/2028, (5 yr. USD Swap + 3.929%)B C D		$200,000	187,949
7.875%, Due 1/18/2029, (5 yr. EUR Swap + 5.228%)B C D	EUR	600,000	655,749
6.691%, Due 1/10/2034, (1 yr. CMT + 2.950%)B C		$1,400,000	1,436,264
Standard Chartered PLC, 4.300%, Due 8/19/2028, (5 yr. CMT + 3.135%)B C D		1,400,000	1,251,250
Svenska Handelsbanken AB, 4.625%, Due 8/23/2032, (5 yr. U.K. Government Bond + 2.800%)B C	GBP	600,000	734,048
Swedbank AB, 4.000%, Due 3/17/2029, (5 yr. CMT + 2.864%)B C D		$1,400,000	1,219,309
Unicaja Banco SA, 3.125%, Due 7/19/2032, (5 yr. EUR Swap + 3.050%)B C	EUR	700,000	713,185
UniCredit SpA,
3.875%, Due 6/3/2027, (5 yr. EURIBOR ICE Swap + 4.081%)B C D		2,100,000	2,104,588
6.500%, Due 12/3/2031, (5 yr. EURIBOR ICE Swap + 4.212%)B C D		1,700,000	1,831,770
5.375%, Due 4/16/2034, (5 yr. EURIBOR ICE Swap + 2.800%)B C		300,000	329,024
Virgin Money U.K. PLC, 8.250%, Due 6/17/2027, (5 yr. U.K. Government Bond + 6.357%)B C D	GBP	1,402,000	1,806,063

			84,511,657

Diversified Financial Services - 2.12%
Bracken MidCo1 PLC, 6.750%, Due 11/1/2027, Cash (6.750%) or PIK (in-kind rate 7.500%)A		1,000,000	1,225,953
Burford Capital PLC, 5.000%, Due 12/1/2026, Series 25		500,000	607,484

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 45.68% (continued)

Financial - 38.98% (continued)

Diversified Financial Services - 2.12% (continued)
Jerrold Finco PLC,
5.250%, Due 1/15/2027B		$530,000	$653,886
7.875%, Due 4/15/2030B		200,000	254,605
7.875%, Due 4/15/2030A		350,000	445,559
Marex Group PLC,
13.250%, Due 6/30/2027, (5 yr. CMT + 10.158%)B C D		1,200,000	1,317,036
8.375%, Due 2/2/2028B	EUR	400,000	460,083
6.404%, Due 11/4/2029		$650,000	656,160
OSB Group PLC, 6.000%, Due 10/7/2026, (5 yr. U.K. Government Bond + 5.393%)B C D	GBP	1,049,000	1,232,758
Sherwood Financing PLC,
8.362%, Due 12/15/2029, (3 mo. EURIBOR + 5.500%)A C	EUR	320,000	322,158
9.625%, Due 12/15/2029A	GBP	450,000	561,947

			7,737,629

Insurance - 10.38%
Achmea BV, 4.625%, Due 3/24/2029, (5 yr. EURIBOR ICE Swap + 4.780%)B C D	EUR	2,800,000	2,824,244
Aegon Ltd., 5.625%, Due 4/15/2029, (5 yr. EUR Swap + 5.207%)B C D		1,400,000	1,462,513
AG Insurance SA, 3.500%, Due 6/30/2047, (5 yr. EUR Swap + 3.875%)B C		400,000	416,020
Allianz SE, 5.600%, Due 9/3/2054, (5 yr. CMT + 2.771%)A C		$1,000,000	985,490
ASR Nederland NV, 4.625%, Due 10/19/2027, (5 yr. EUR Swap + 3.789%)B C D	EUR	750,000	763,251
Aviva PLC,
6.875%, Due 12/15/2031, (5 yr. U.K. Government Bond + 4.649%)B C D	GBP	700,000	865,376
6.125%, Due 9/12/2054, (5 yr. U.K. Government Bond + 3.300%)B C		800,000	984,820
BUPA Finance PLC,
5.000%, Due 12/8/2026B		350,000	436,010
4.000%, Due 9/24/2031, (5 yr. U.K. Government Bond + 3.170%)B C D		2,156,000	2,089,481
CNP Assurances SACA,
2.500%, Due 6/30/2051, (3 mo. EURIBOR + 3.650%)B C	EUR	1,000,000	953,976
4.875%, Due 7/16/2054, (3 mo. EURIBOR + 3.374%)B C	EUR	700,000	758,076
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5 yr. GBP SONIA Linked ICE Swap + 3.394%)B C D	GBP	1,860,000	2,165,629
Galaxy Bidco Ltd., 8.125%, Due 12/19/2029A		500,000	629,775
La Mondiale SAM,
4.375%, Due 4/24/2029, (5 yr. EUR Swap + 4.411%)B C D	EUR	700,000	699,731
4.800%, Due 1/18/2048, (5 yr. CMT + 3.235%)B C		$800,000	766,630
Legal & General Group PLC, 5.625%, Due 3/24/2031, (5 yr. U.K. Government Bond + 5.378%)B C D	GBP	1,500,000	1,732,504
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 3.500%, Due 12/21/2028, (5 yr. EUR Swap + 3.592%)B C D	EUR	600,000	550,925
Pension Insurance Corp. PLC,
7.375%, Due 7/25/2029, (5 yr. U.K. Government Bond + 6.658%)C D	GBP	1,664,000	2,083,724
4.625%, Due 5/7/2031B		750,000	854,356
6.875%, Due 11/15/2034B		2,300,000	2,881,322
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028, (5 yr. U.K. Government Bond + 4.169%)B C D		2,200,000	2,571,715
QBE Insurance Group Ltd., 5.250%, Due 5/16/2025, (5 yr. CMT + 3.047%)B C D		$1,000,000	996,492
Real Finance Bonds No. 6 PLC, 10.125%, Due 5/25/2033, (5 yr. U.K. Government Bond + 6.344%)B C D	GBP	1,900,000	2,688,471
Rothesay Life PLC,
6.875%, Due 9/12/2028, (5 yr. U.K. Government Bond + 5.419%)B C D		300,000	369,005
5.000%, Due 10/13/2031, (5 yr. U.K. Government Bond + 3.873%)B C D		4,293,000	4,447,374
7.019%, Due 12/10/2034B		300,000	383,536
UnipolSai Assicurazioni SpA, 6.375%, Due 4/27/2030, (5 yr. EUR Swap + 6.744%)B C D	EUR	1,640,000	1,763,484

			38,123,930

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 45.68% (continued)

Financial - 38.98% (continued)

Savings & Loans - 3.49%
Coventry Building Society, 8.750%, Due 6/11/2029, (5 yr. U.K. Government Bond + 4.727%)B C D	GBP	1,800,000	$2,319,895
Nationwide Building Society,
5.750%, Due 6/20/2027, (5 yr. U.K. Government Bond + 5.625%)B C D		1,600,000	1,940,445
7.500%, Due 12/20/2030, (5 yr. U.K. Government Bond + 3.852%)B C D		2,800,000	3,514,521
10.250%, Due 12/6/2099E		3,086,700	5,023,511

			12,798,372

Total Financial			143,171,588

Industrial - 0.34%

Packaging & Containers - 0.22%
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, Due 9/15/2028A		$800,000	787,405

Transportation - 0.12%
Edge Finco PLC, 8.125%, Due 8/15/2031A	GBP	350,000	447,476

Total Industrial			1,234,881

Technology - 0.06%

Software - 0.06%
Asmodee Group AB, 6.610%, Due 12/15/2029, (3 mo. EURIBOR + 3.750%)A C	EUR	225,000	236,562

Utilities - 1.00%

Electric - 0.73%
ContourGlobal Power Holdings SA,
2.750%, Due 1/1/2026B		300,000	307,430
3.125%, Due 1/1/2028A		200,000	199,142
ESB Finance DAC, 2.125%, Due 11/5/2033B		500,000	470,333
NGG Finance PLC, 5.625%, Due 6/18/2073, (12 yr. GBP Swap + 3.480%)B C	GBP	500,000	624,698
SSE PLC, 4.000%, Due 9/5/2031B	EUR	1,000,000	1,082,033

			2,683,636

Gas - 0.20%
APA Infrastructure Ltd., 0.750%, Due 3/15/2029B		800,000	748,876

Water - 0.07%
Severn Trent Utilities Finance PLC, 3.625%, Due 1/16/2026B	GBP	200,000	247,167

Total Utilities			3,679,679

Total Foreign Corporate Obligations (Cost $170,952,774)			167,762,235

FOREIGN SOVEREIGN OBLIGATIONS - 7.58%
Bundesrepublik Deutschland Bundesanleihe,
2.200%, Due 2/15/2034B	EUR	23,870,000	24,456,516
2.500%, Due 8/15/2054B		3,335,000	3,383,737

Total Foreign Sovereign Obligations (Cost $28,967,900)			27,840,253

ASSET-BACKED OBLIGATIONS - 17.40%
AIMCO CLO 19 Ltd., 9.562%, Due 10/20/2037, 2024-19A E, (3 mo. USD Term SOFR + 5.000%)A C		$1,500,000	1,499,379
Aqueduct European CLO 8 DAC, 10.334%, Due 7/15/2037, 2024-8A E, (3 mo. EURIBOR + 6.590%)A C	EUR	1,500,000	1,570,681
Armada Euro CLO IV DAC,
12.284%, Due 7/15/2033, 4X F, (3 mo. EURIBOR + 9.100%)B C		700,000	725,095
Due 1/15/2038, 4A AR, (3 mo. EURIBOR + 1.340%)A F		1,000,000	1,035,850

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount		Fair Value

ASSET-BACKED OBLIGATIONS - 17.40% (continued)
Armada Euro CLO VI DAC, 5.191%, Due 7/15/2037, 6A A, (3 mo. EURIBOR + 1.470%)A C		$1,000,000	$1,040,068
Avoca CLO XXVIII DAC, 9.394%, Due 10/15/2037, 28A ER, (3 mo. EURIBOR + 6.210%)A C		1,500,000	1,556,776
Ballyrock CLO 27 Ltd.,
6.212%, Due 10/25/2037, 2024-27A A1A, (3 mo. USD Term SOFR + 1.350%)A C		1,600,000	1,610,046
10.312%, Due 10/25/2037, 2024-27A D, (3 mo. USD Term SOFR + 5.450%)A C		1,300,000	1,308,681
Ballyrock CLO 28 Ltd., 5.647%, Due 1/20/2038, 2024-28A A1A, (3 mo. USD Term SOFR + 1.320%)A C		2,000,000	2,000,204
Bushy Park CLO DAC, 4.351%, Due 4/15/2036, 1A AR, (3 mo. EURIBOR + 1.280%)A C	EUR	1,000,000	1,035,837
Capital Four CLO I DAC, 4.204%, Due 10/15/2034, 3A A, (3 mo. EURIBOR + 1.020%)A C		600,000	621,205
Capital Four CLO IV DAC, 9.564%, Due 4/15/2038, 4A ER, (3 mo. EURIBOR + 6.380%)A C		1,500,000	1,539,679
Capital Four CLO VII DAC, 4.586%, Due 4/25/2037, 7A A, (3 mo. EURIBOR + 1.500%)A C		1,500,000	1,556,871
Contego CLO X DAC, 4.513%, Due 5/15/2038, 10A AR, (3 mo. EURIBOR + 1.490%)A C		2,600,000	2,700,099
Cumulus Static CLO DAC, 4.586%, Due 4/25/2033, 2023-1A A, (3 mo. EURIBOR + 1.500%)A C		467,988	485,041
CVC Cordatus Loan Fund X DAC, 9.122%, Due 1/27/2031, 10A F, (3 mo. EURIBOR + 6.050%)A C		1,000,000	1,006,532
CVC Cordatus Loan Fund XVII DAC, 9.125%, Due 11/18/2033, 17A ER, (3 mo. EURIBOR + 6.120%)A C		1,250,000	1,320,038
Dryden 56 Euro CLO DAC, 9.629%, Due 1/15/2032, 2017-56A F, (3 mo. EURIBOR + 6.450%)A C		1,100,000	1,093,317
GoldenTree Loan Management U.S. CLO 22 Ltd., 9.856%, Due 10/20/2037, 2024-22A E, (3 mo. USD Term SOFR + 5.250%)A C		$1,500,000	1,521,048
Golub Capital Partners CLO 64B-R Ltd., 10.426%, Due 10/25/2037, 2022-64A ER, (3 mo. USD Term SOFR + 5.800%)A C		1,750,000	1,749,736
Golub Capital Partners CLO 75B Ltd., 11.185%, Due 7/25/2037, 2024-75A E, (3 mo. USD Term SOFR + 5.900%)A C		1,000,000	1,020,165
Harvest CLO XVI DAC, 8.754%, Due 10/15/2031, 16A ER, (3 mo. EURIBOR + 5.570%)A C	EUR	1,550,000	1,614,873
Hayfin Emerald CLO I DAC, 6.315%, Due 4/17/2034, 1A DR, (3 mo. EURIBOR + 3.100%)A C		1,500,000	1,482,191
HPS Loan Management Ltd., 5.770%, Due 10/20/2037, 2024-22A A1, (3 mo. USD Term SOFR + 1.370%)A C		$1,500,000	1,499,978
ICG Euro CLO DAC, 10.166%, Due 2/15/2037, 2024-1A E, (3 mo. EURIBOR + 6.540%)A C	EUR	1,500,000	1,521,451
Jubilee CLO DAC, 9.999%, Due 7/21/2037, 2024-28A E, (3 mo. EURIBOR + 6.780%)A C		1,500,000	1,558,803
Madison Park Euro Funding X DAC, 3.826%, Due 10/25/2030, 10A A1, (3 mo. EURIBOR + 0.740%)A C		990,536	1,021,545
Margay CLO I DAC, 4.031%, Due 1/15/2038, 1A AR, (3 mo. EURIBOR + 1.300%)A C		1,000,000	1,035,224
Neuberger Berman Loan Advisers CLO 26 Ltd., 11.132%, Due 10/18/2038, 2017-26A ER, (3 mo. USD Term SOFR + 6.500%)A C		$1,500,000	1,575,010
North Westerly IX ESG CLO DAC, 8.731%, Due 1/15/2038, IX-A E, (3 mo. EURIBOR + 6.000%)A C	EUR	1,000,000	1,035,850
Oaktree CLO Ltd., 10.380%, Due 10/22/2037, 2024-27A E, (3 mo. USD Term SOFR + 5.600%)A C		$1,250,000	1,261,820
OCP CLO Ltd., 9.962%, Due 10/16/2037, 2024-36A E, (3 mo. USD Term SOFR + 5.400%)A C		1,500,000	1,499,505
OCP Euro CLO DAC,
8.783%, Due 10/18/2037, 2024-11A E, (3 mo. EURIBOR + 5.800%)A C	EUR	1,500,000	1,553,164
5.284%, Due 4/20/2038, 2024-9A A, (3 mo. EURIBOR + 1.480%)A C		3,000,000	3,113,646
Palmer Square European Loan Funding DAC, 8.490%, Due 5/15/2034, 2024-3A E, (3 mo. EURIBOR + 5.800%)A C		1,500,000	1,553,555
Penta CLO 16 DAC, 9.998%, Due 10/18/2036, 2024-16A E, (3 mo. EURIBOR + 6.790%)A C		1,500,000	1,570,692
Penta CLO 9 DAC,
9.126%, Due 7/25/2036, 2021-9A E, (3 mo. EURIBOR + 6.040%)A C		1,000,000	1,037,305
11.826%, Due 7/25/2036, 2021-9A F, (3 mo. EURIBOR + 8.740%)A C	EUR	1,000,000	1,036,072
Pikes Peak CLO 16 Ltd., 11.315%, Due 7/25/2037, 2024-16A E, (3 mo. USD Term SOFR + 6.000%)A C		$1,500,000	1,518,575
Providus CLO VI DAC, 9.114%, Due 5/20/2034, 6A E, (3 mo. EURIBOR + 6.110%)A C	EUR	1,250,000	1,295,281
Rockfield Park CLO DAC, 9.129%, Due 7/16/2034, 1A D, (3 mo. EURIBOR + 5.950%)A C		1,500,000	1,577,255
RRE 5 Loan Management DAC, 9.534%, Due 1/15/2037, 5A DR, (3 mo. EURIBOR + 6.350%)A C		1,000,000	1,052,467
Tikehau CLO X DAC, 10.169%, Due 4/20/2038, 10A E, (3 mo. EURIBOR + 6.950%)A C		500,000	530,536
Voya Euro CLO II DAC, 9.204%, Due 7/15/2035, 2A ER, (3 mo. EURIBOR + 6.020%)A C		1,700,000	1,787,114
Voya Euro CLO III DAC, 11.084%, Due 4/15/2033, 3X F, (3 mo. EURIBOR + 7.900%)B C		1,300,000	1,308,264
Voya Euro CLO IV DAC, 9.344%, Due 10/15/2034, 4A ER, (3 mo. EURIBOR + 6.160%)A C		1,750,000	1,842,723

Total Asset-Backed Obligations (Cost $66,230,332)			63,879,247

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount		Fair Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.94% (Cost $3,622,126)
Together Asset-Backed Securitisation PLC, 5.669%, Due 10/12/2065, 2024-1ST2A A, (1 day GBP SONIA + 0.960%)A C	GBP	2,748,198	$3,452,599

U.S. TREASURY OBLIGATIONS - 13.35%
U.S. Treasury Bonds, 4.500%, Due 11/15/2054		$5,450,000	5,205,601
U.S. Treasury Notes,
3.875%, Due 8/15/2034		21,610,000	20,438,333
4.250%, Due 11/15/2034		23,990,000	23,371,508

			43,809,841

Total U.S. Treasury Obligations (Cost $50,406,473)			49,015,442

	Shares

SHORT-TERM INVESTMENTS - 2.68% (Cost $9,824,373)

Investment Companies - 2.68%
American Beacon U.S. Government Money Market Select Fund, 4.33%G H		9,824,373	9,824,373

TOTAL INVESTMENTS - 98.26% (Cost $369,464,372)			360,839,235
SWAPTIONS CONTRACTS - 0.02% (Premiums paid $209,498)			87,949
OTHER ASSETS, NET OF LIABILITIES - 1.72%			6,317,075

TOTAL NET ASSETS - 100.00%			$367,244,259

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $97,981,550 or 26.68% of net assets. The Fund has no right to demand registration of these securities.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2024.

D Perpetual maturity. The date shown, if any, is the next call date.

E Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

F Zero coupon bond.

G The Fund is affiliated by having the same investment advisor.

H 7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

ESG - Environmental, Social, Governance.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

IP - Intellectual Property.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

Swaptions Contracts Outstanding on December 31, 2024:

Interest Rate Swaptions
Description	Counter- party	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount (000’s)	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Put - iTraxx Europe
Crossover S42	GST	6M EURIBOR	Receive	4.63	2/19/2025	26,450	$52,528	$25,267	$(27,261)
Put - iTraxx Europe
Crossover S42	GST	6M EURIBOR	Receive	4.50	2/19/2025	25,400	55,056	27,689	(27,367)
Put - iTraxx Europe
Crossover S42	GST	6M EURIBOR	Receive	4.88	2/19/2025	25,700	53,039	18,776	(34,263)
Put - iTraxx Europe
Crossover S42	GST	6M EURIBOR	Receive	5.00	2/19/2025	24,570	48,875	16,217	(32,658)

							$209,498	$87,949	$(121,549)

Forward Foreign Currency Contracts Open on December 31, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	544,948	EUR	543,721	1/21/2025	SSB	$1,227	$-	$1,227
USD	90,092,861	GBP	88,706,463	1/21/2025	SSB	1,386,398	-	1,386,398
USD	143,439,084	EUR	141,474,066	1/21/2025	SSB	1,965,018	-	1,965,018

						$3,352,643	$-	$3,352,643

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
GST	Goldman Sachs International
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Index Abbreviations:
iTraxx	Credit Default Swap Index

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2024, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$37,619,899	$-	$37,619,899
Foreign Convertible Obligations	-	1,445,187	-	1,445,187
Foreign Corporate Obligations	-	167,762,235	-	167,762,235
Foreign Sovereign Obligations	-	27,840,253	-	27,840,253
Asset-Backed Obligations	-	63,879,247	-	63,879,247
Collateralized Mortgage Obligations	-	3,452,599	-	3,452,599
U.S. Treasury Obligations	-	49,015,442	-	49,015,442
Short-Term Investments	9,824,373	-	-	9,824,373

Total Investments in Securities - Assets	$9,824,373	$351,014,862	$-	$360,839,235

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$3,352,643	$-	$3,352,643
Swaptions Contracts	-	87,949	-	87,949

Total Financial Derivative Instruments - Assets	$-	$3,440,592	$-	$3,440,592

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 10.84%

Communications - 3.20%

Telecommunications - 3.20%
AT&T, Inc., 2.900%, Due 12/4/2026	GBP	100,000	$120,729
T-Mobile USA, Inc., 2.250%, Due 2/15/2026		$110,000	107,030
Verizon Communications, Inc., 4.329%, Due 9/21/2028		110,000	108,251

			336,010

Total Communications			336,010

Consumer, Cyclical - 1.20%

Auto Manufacturers - 1.20%
General Motors Financial Co., Inc., 5.150%, Due 8/15/2026A	GBP	100,000	125,240

Consumer, Non-Cyclical - 1.30%

Pharmaceuticals - 1.30%
Becton Dickinson & Co., 3.020%, Due 5/24/2025		110,000	136,502

Financial - 2.37%

Banks - 1.18%
Bank of America Corp., 2.300%, Due 7/25/2025A		100,000	123,354

REITS - 1.19%
Digital Stout Holding LLC, 4.250%, Due 1/17/2025A		100,000	125,124

Total Financial			248,478

Technology - 2.77%

Software - 2.77%
Fidelity National Information Services, Inc., 4.500%, Due 7/15/2025		$130,000	129,690
Fiserv, Inc., 2.250%, Due 7/1/2025	GBP	130,000	160,432

			290,122

Total Technology			290,122

Total Corporate Obligations (Cost $1,146,272)			1,136,352

FOREIGN CORPORATE OBLIGATIONS - 63.92%

Communications - 5.41%

Media - 1.26%
Arqiva Financing PLC, 7.210%, Due 6/30/2045A		100,000	132,230

Telecommunications - 4.15%
Deutsche Telekom International Finance BV, 2.500%, Due 10/10/2025A		100,000	122,904
Orange SA, 5.000%, Due 10/1/2026, (5 yr. EUR Swap + 3.990%)A B C	EUR	100,000	106,308
Telefonica Europe BV, 3.875%, Due 6/22/2026, (8 yr. EUR Swap + 2.967%)A B C		100,000	103,985
Vodafone Group PLC, 2.625%, Due 8/27/2080, (5 yr. EUR Swap + 3.002%)A B		100,000	102,264

			435,461

Total Communications			567,691

Consumer, Cyclical - 2.85%

Distribution/Wholesale - 1.65%
Bunzl Finance PLC, 2.250%, Due 6/11/2025A	GBP	140,000	173,102

Entertainment - 1.20%
CPUK Finance Ltd., 5.876%, Due 8/28/2027A		100,000	125,976

Total Consumer, Cyclical			299,078

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 63.92% (continued)

Consumer, Non-Cyclical - 1.77%

Food - 1.77%
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025A		$150,000	$185,910

Financial - 41.35%

Banks - 23.25%
ABN AMRO Bank NV, 5.250%, Due 5/26/2026A	GBP	100,000	125,801
Argenta Spaarbank NV, 5.375%, Due 11/29/2027, (1 yr. EUR Swap + 2.750%)A B	EUR	100,000	107,741
Banco Santander SA, 1.500%, Due 4/14/2026A	GBP	100,000	119,866
Barclays PLC,
3.750%, Due 11/22/2030, (5 yr. U.K. Government Bond + 3.750%)A B		100,000	123,012
8.407%, Due 11/14/2032, (5 yr. U.K. Government Bond + 4.750%)A B		100,000	133,978
BNP Paribas SA,
7.375%, Due 8/19/2025, (5 yr. USD Swap + 5.150%)A B C		$200,000	201,500
2.000%, Due 5/24/2031, (5 yr. U.K. Government Bond + 1.650%)A B	GBP	100,000	119,006
BPCE SA, 6.125%, Due 5/24/2029A		100,000	128,127
Credit Agricole SA,
5.375%, Due 1/15/2029, (1 yr. U.K. Government Bond + 1.650%)A B		100,000	125,686
1.874%, Due 12/9/2031, (5 yr. U.K. Government Bond + 1.500%)A B		100,000	116,395
Deutsche Bank AG, 2.129%, Due 11/24/2026, (1 day USD SOFR + 1.870%)B		$150,000	146,201
HSBC Holdings PLC,
1.750%, Due 7/24/2027, (1 day GBP SONIA + 1.307%)B	GBP	100,000	118,938
8.201%, Due 11/16/2034, (5 yr. U.K. Government Bond + 4.550%)A B		100,000	137,068
ING Groep NV, 6.250%, Due 5/20/2033, (5 yr. U.K. Government Bond + 2.800%)A B		100,000	127,039
Lloyds Banking Group PLC, 6.625%, Due 6/2/2033, (5 yr. U.K. Government Bond + 3.100%)A B		100,000	128,227
NatWest Group PLC, 3.622%, Due 8/14/2030, (5 yr. U.K. Government Bond + 3.550%)A B		100,000	124,099
Santander U.K. Group Holdings PLC, 7.098%, Due 11/16/2027, (1 yr. GBP Swap + 2.866%)A B		100,000	129,076
Standard Chartered PLC, 2.500%, Due 9/9/2030, (5 yr. EUR Swap + 2.800%)A B	EUR	100,000	102,941
Virgin Money U.K. PLC, 5.125%, Due 12/11/2030, (5 yr. U.K. Government Bond + 5.250%)A B	GBP	100,000	124,538

			2,439,239

Insurance - 11.03%
ASR Nederland NV, 3.375%, Due 5/2/2049, (5 yr. EUR Swap + 4.000%)A B	EUR	100,000	102,091
AXA SA, 3.250%, Due 5/28/2049, (3 mo. EURIBOR + 3.200%)A B		100,000	102,501
BUPA Finance PLC, 5.000%, Due 12/8/2026A	GBP	100,000	124,574
CNP Assurances SACA, 4.250%, Due 6/5/2045, (5 yr. EUR Swap + 3.600%)A B	EUR	100,000	103,752
Legal & General Group PLC, 5.375%, Due 10/27/2045, (5 yr. U.K. Government Bond + 4.580%)A B	GBP	100,000	125,018
NN Group NV, 4.500%, Due 1/15/2026, (3 mo. EURIBOR + 4.000%)A B C	EUR	100,000	104,335
Phoenix Group Holdings PLC, 5.867%, Due 6/13/2029A	GBP	100,000	124,717
Real Finance Bonds No. 3 PLC, 6.125%, Due 11/13/2028A		100,000	127,091
Rothesay Life PLC, 8.000%, Due 10/30/2025A		190,000	242,264

			1,156,343

Real Estate - 1.15%
Telereal Securitisation PLC, 1.963%, Due 12/10/2033, B2, (1 day GBP SONIA + 4.440%)A B		100,000	120,315

Savings & Loans - 5.92%
Coventry Building Society, 7.000%, Due 11/7/2027, (1 yr. U.K. Government Bond + 2.600%)A B		100,000	129,177
Leeds Building Society, 1.500%, Due 3/16/2027, (1 yr. U.K. Government Bond + 1.300%)A B		100,000	120,124
Nationwide Building Society, 5.750%, Due 6/20/2027, (5 yr. U.K. Government Bond + 5.625%)A B C		200,000	242,556
Yorkshire Building Society, 6.375%, Due 11/15/2028, (1 yr. U.K. Government Bond + 2.650%)A B		100,000	128,866

			620,723

Total Financial			4,336,620

Industrial - 3.63%

Miscellaneous Manufacturing - 1.19%
Siemens Financieringsmaatschappij NV, 1.000%, Due 2/20/2025A		100,000	124,469

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 63.92% (continued)

Industrial - 3.63% (continued)

Transportation - 1.20%
Eversholt Funding PLC, 6.359%, Due 12/2/2025A		$100,000	$126,493

Trucking & Leasing - 1.24%
Porterbrook Rail Finance Ltd., 7.125%, Due 10/20/2026		100,000	129,674

Total Industrial			380,636

Technology - 1.01%

Software - 1.01%
Sage Group PLC, 3.820%, Due 2/15/2028A	EUR	100,000	106,183

Utilities - 7.90%

Electric - 5.63%
NGG Finance PLC, 5.625%, Due 6/18/2073, (12 yr. GBP Swap + 3.480%)A B	GBP	100,000	124,940
NIE Finance PLC, 6.375%, Due 6/2/2026A		100,000	127,664
SSE PLC, 4.000%, Due 1/21/2028, (5 yr. EUR Swap + 2.696%)A B C	EUR	100,000	104,018
TenneT Holding BV, 4.625%, Due 3/21/2029, (5 yr. EURIBOR ICE Swap + 1.947%)A B C		100,000	105,814
Vattenfall AB, 6.875%, Due 8/17/2083, (5 yr. U.K. Government Bond + 3.059%)A B	GBP	100,000	128,227

			590,663

Gas - 1.09%
APA Infrastructure Ltd., 7.125%, Due 11/9/2083, (5 yr. EURIBOR ICE Swap + 4.098%)A B	EUR	100,000	113,943

Water - 1.18%
Severn Trent Utilities Finance PLC, 3.625%, Due 1/16/2026A	GBP	100,000	123,584

Total Utilities			828,190

Total Foreign Corporate Obligations (Cost $6,830,171)			6,704,308

FOREIGN SOVEREIGN OBLIGATIONS - 6.52% (Cost $703,818)
Bundesobligation, 2.500%, Due 10/11/2029A	EUR	650,000	683,675

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.44%
Castell PLC, 5.559%, Due 11/25/2053, 2021-1 A, (1 day GBP SONIA + 0.850%)A B	GBP	22,611	28,333
Together Asset-Backed Securitisation PLC, 5.513%, Due 7/12/2063, 2021-1ST1 A, (1 day GBP SONIA + 0.700%)A B		50,224	62,891
Tower Bridge Funding PLC, 6.527%, Due 11/20/2063, 2021-2 D, (1 day GBP SONIA + 1.800%)A B		169,000	211,577
Twin Bridges PLC, 6.827%, Due 3/12/2055, 2021-1 D, (1 day GBP SONIA + 2.100%)A B		130,000	163,016

Total Collateralized Mortgage Obligations (Cost $504,845)			465,817

U.S. TREASURY OBLIGATIONS - 8.15%
U.S. Treasury Notes,
3.625%, Due 8/31/2029		$505,000	488,903
4.125%, Due 11/30/2029		370,000	365,751

Total U.S. Treasury Obligations (Cost $875,730)			854,654

TOTAL INVESTMENTS - 93.87% (Cost $10,060,836)			9,844,806
OTHER ASSETS, NET OF LIABILITIES - 6.13%			643,144

TOTAL NET ASSETS - 100.00%			$10,487,950

Percentages are stated as a percent of net assets.

A Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

December 31, 2024 (Unaudited)

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on December 31, 2024.

C Perpetual maturity. The date shown, if any, is the next call date.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

Forward Foreign Currency Contracts Open on December 31, 2024:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	10,162	GBP	10,174	1/24/2025	SSB	$-	$(12)	$(12)
USD	2,128,203	EUR	2,099,463	1/24/2025	SSB	28,740	-	28,740
USD	6,429,729	GBP	6,332,361	1/24/2025	SSB	97,368	-	97,368

						$126,108	$(12)	$126,096

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of December 31, 2024, the investments were classified as described below:

TwentyFour Sustainable Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$1,136,352	$-	$1,136,352
Foreign Corporate Obligations	-	6,704,308	-	6,704,308
Foreign Sovereign Obligations	-	683,675	-	683,675
Collateralized Mortgage Obligations	-	465,817	-	465,817
U.S. Treasury Obligations	-	854,654	-	854,654

Total Investments in Securities - Assets	$-	$9,844,806	$-	$9,844,806

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$126,108	$-	$126,108

Total Financial Derivative Instruments - Assets	$-	$126,108	$-	$126,108

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(12)	$-	$(12)

Total Financial Derivative Instruments - Liabilities	$-	$(12)	$-	$(12)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended December 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund	TwentyFour Sustainable Short Term Bond Fund
Assets:
Investments in unaffiliated securities, at fair value†	$170,102,557	$351,014,862	$9,844,806
Investments in affiliated securities, at fair value‡	21,169,614	9,824,373	-
Foreign currency, at fair value^	-	636,982	17,578
Swaptions contracts outstanding (premiums paid $0, $209,498, and $0, respectively)	-	87,949	-
Cash	-	-	965,269
Cash with brokers	49,601,884	677	-
Cash collateral held at custodian for the benefit of the broker	-	58,008	-
Dividends and interest receivable	1,078,500	5,221,444	137,150
Receivable for fund shares sold	504,618	451,083	20,150
Receivable for tax reclaims	-	19,528	-
Receivable for expense reimbursement (Note 2)	34,309	80,064	22,851
Unrealized appreciation from forward foreign currency contracts	-	3,352,643	126,108
Prepaid expenses	233,344	48,558	15,367

Total assets	242,724,826	370,796,171	11,149,279

Liabilities:
Payable for investments purchased	-	2,119,104	593,500
Payable for fund shares redeemed	559,045	1,121,079	6,782
Securities sold short, at fair value±	46,393,580	-	-
Dividends payable	68,034	4,322	339
Dividends and interest expense payable	23,519	-	-
Management and sub-advisory fees payable (Note 2)	134,803	204,182	4,547
Service fees payable (Note 2)	1,264	14,128	915
Transfer agent fees payable (Note 2)	37,137	26,414	1,565
Custody and fund accounting fees payable	17,186	17,447	14,696
Professional fees payable	33,854	43,596	37,631
Trustee fees payable (Note 2)	98	133	25
Payable for prospectus and shareholder reports	128	291	41
Unrealized depreciation from forward foreign currency contracts	-	-	12
Other liabilities	788	1,216	1,276

Total liabilities	47,269,436	3,551,912	661,329

Commitments and contingent liabilities (Note 2)

Net assets	$195,455,390	$367,244,259	$10,487,950

Analysis of net assets:
Paid-in-capital	$199,611,785	$415,849,873	$12,193,940
Total distributable earnings (deficits)A	(4,156,395)	(48,605,614)	(1,705,990)

Net assets	$195,455,390	$367,244,259	$10,487,950

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund	TwentyFour Sustainable Short Term Bond Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	3,472,868	1,526,632	N/A

Y Class	15,757,357	37,746,573	983,912

Investor Class	401,853	238,598	N/A

A Class	N/A	1,951,108	5,140

C Class	N/A	983,946	207,000

R6 Class	N/A	N/A	3,537

Net assets:
R5 Class	$34,619,986	$13,310,463	N/A

Y Class	$156,830,016	$326,915,402	$8,673,084

Investor Class	$4,005,388	$2,035,423	N/A

A Class	N/A	$16,630,952	$44,831

C Class	N/A	$8,352,019	$1,739,458

R6 Class	N/A	N/A	$30,577

Net asset value, offering and redemption price per share:
R5 Class	$9.97	$8.72	N/A

Y Class	$9.95	$8.66	$8.81

Investor Class	$9.97	$8.53	N/A

A Class	N/A	$8.52	$8.72

A Class (offering price)	N/A	$8.85	$8.94

C Class	N/A	$8.49	$8.40

R6 Class	N/A	N/A	$8.64

† Cost of investments in unaffiliated securities	$164,408,878	$359,639,999	$10,060,836
‡ Cost of investments in affiliated securities	$21,169,614	$9,824,373	$-
^ Cost of foreign currency	$-	$637,816	$17,652
± Proceeds of securities sold short	$38,968,713	$-	$-

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended December 31, 2024 (Unaudited)

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund	TwentyFour Sustainable Short Term Bond Fund
Investment income:
Dividend income from unaffiliated securities	$381,017	$-	$-
Dividend income from affiliated securities (Note 2)	345,523	304,561	-
Interest income (net of foreign taxes)†	3,737,146	8,452,420	216,693
Interest income from short securities held at broker	1,211,402	-	-
Other income	-	720	-

Total investment income	5,675,088	8,757,701	216,693

Expenses:
Management and sub-advisory fees (Note 2)	1,212,508	1,035,500	28,383
Transfer agent fees (Note 2):
R5 Class	295	2,157	-
Y Class	76,442	122,723	4,915
Investor Class	727	781	-
A Class	-	192	7
C Class	-	141	11
R6 Class	-	-	16
Custody and fund accounting fees	34,017	50,427	26,594
Professional fees	55,546	86,464	34,135
Registration fees and expenses	26,277	52,017	32,007
Service fees (Note 2):
Investor Class	6,900	3,421	-
A Class	-	10,867	48
C Class	-	2,091	127
Distribution fees (Note 2):
A Class	-	15,171	46
C Class	-	36,166	4,438
ICI membership dues and license expenses	-	-	6,764
Prospectus and shareholder report expenses	9,173	21,473	4,017
Trustee fees (Note 2)	8,103	12,789	468
Prime broker fees	228,502	-	-
Dividends and interest on securities sold short	116,077	-	-
Loan interest expense (Note 2)	-	-	33
Line of credit interest expense (Note 9)	1,082	1,649	68
Other expenses	5,201	23,463	2,432

Total expenses	1,780,850	1,477,492	144,509

Net fees waived and expenses (reimbursed) (Note 2)	(104,343)	(195,544)	(110,983)
Net sub-advisory fees waived (Note 2)	(412,591)	-	-

Net expenses	1,263,916	1,281,948	33,526

Net investment income	4,411,172	7,475,753	183,167

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	5,043,820	(817,014)	(8,835)
Foreign currency transactions	-	7,463,138	1,215
Forward foreign currency contracts	-	(2,707,951)	56,668
Short sales	(1,254,256)	-	-
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	6,809,333	(2,481,703)	16,450
Foreign currency transactions	-	(75,172)	(3,176)
Forward foreign currency contracts	-	3,041,402	80,182
Swaptions contracts	-	(121,549)	-
Short sales	(4,969,257)	-	-

Net gain from investments	5,629,640	4,301,151	142,504

Net increase in net assets resulting from operations	$10,040,812	$11,776,904	$325,671

† Foreign taxes	$-	$-	$1,002

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	SSI Alternative Income Fund		TwentyFour Strategic Income Fund
	Six Months Ended December 31, 2024	Year Ended June 30, 2024	Six Months Ended December 31, 2024	Year Ended June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$4,411,172	$5,889,562	$7,475,753	$7,840,737
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and short sales	3,789,564	1,375,327	3,938,173	(2,333,292)
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, swaptions contracts, and short sales	1,840,076	1,768,542	362,978	11,761,615

Net increase in net assets resulting from operations	10,040,812	9,033,431	11,776,904	17,269,060

Distributions to shareholders:
Total retained earnings:
R5 Class	(1,051,633)	(1,186,736)	(349,248)	(361,957)
Y Class	(4,038,255)	(6,809,234)	(7,679,869)	(4,059,045)
Investor Class	(93,788)	(178,530)	(47,476)	(423,786)
A Class	-	-	(334,602)	(258,051)
C Class	-	-	(168,354)	(193,390)
Tax return of capital:
R5 Class	-	-	-	(130,391)
Y Class	-	-	-	(2,076,811)
Investor Class	-	-	-	(37,601)
A Class	-	-	-	(88,948)
C Class	-	-	-	(52,951)

Net distributions to shareholders	(5,183,676)	(8,174,500)	(8,579,549)	(7,682,931)

Capital share transactions (Note 10):
Proceeds from sales of shares	34,896,051	104,499,122	155,025,518	154,115,522
Reinvestment of dividends and distributions	4,645,416	6,837,309	8,454,776	7,434,799
Cost of shares redeemed	(24,974,658)	(38,762,087)	(30,070,504)	(50,163,728)

Net increase in net assets from capital share transactions	14,566,809	72,574,344	133,409,790	111,386,593

Net increase in net assets	19,423,945	73,433,275	136,607,145	120,972,722

Net assets:
Beginning of period	176,031,445	102,598,170	230,637,114	109,664,392

End of period	$195,455,390	$176,031,445	$367,244,259	$230,637,114

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	TwentyFour Sustainable Short Term Bond Fund
	Six Months Ended December 31, 2024	Year Ended June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$183,167	$437,481
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and short sales	49,048	(101,573)
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, swaptions contracts, and short sales	93,456	575,145

Net increase in net assets resulting from operations	325,671	911,053

Distributions to shareholders:
Total retained earnings:
Y Class	(211,307)	-
A Class	(885)	-
C Class	(22,780)	-
R6 Class	(714)	-
Tax return of capital:
Y Class	-	(318,242)
A Class	-	(4,316)
C Class	-	(23,906)
R6 Class	-	(136,008)

Net distributions to shareholders	(235,686)	(482,472)

Capital share transactions (Note 10):
Proceeds from sales of shares	2,626,547	8,184,872
Reinvestment of dividends and distributions	231,238	341,221
Cost of shares redeemed	(3,068,828)	(14,181,375)

Net (decrease) in net assets from capital share transactions	(211,043)	(5,655,282)

Net (decrease) in net assets	(121,058)	(5,226,701)

Net assets:
Beginning of period	10,609,008	15,835,709

End of period	$10,487,950	$10,609,008

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of December 31, 2024, the Trust consists of twenty-six active series, three of which are presented in this filing: American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

In this reporting period, the Funds adopted FASB ASU No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third-party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The SSI Alternative Income Fund distributes most of all of its net investment income on a monthly basis. The TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with SSI Investment Management LLC and TwentyFour Asset Management (US) LP (the “Sub-Advisors”) pursuant to which the Funds have agreed to pay annualized sub-advisory fees that are calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

SSI Alternative Income Fund

First $300 million	0.95%
Over $300 million	0.85%

TwentyFour Strategic Income Fund

First $1 billion	0.32%
Over $1 billion	0.27%

TwentyFour Sustainable Short Term Bond Fund

First $200 million	0.20%
Next $200 million	0.185%
Next $700 million	0.175%
Over $1.1 billion	0.17%

Effective December 20, 2022, the Sub-Advisor to the SSI Alternative Income Fund has contractually agreed to waive a portion of its sub-advisory fee equal to 0.44% of the SSI Alternative Income Fund’s average daily net assets managed by the Sub-Advisor through October 31, 2024. On December 29, 2023, Sub-Advisor contractually agreed to extend the waiver agreement through December 31, 2025. The contractual fee waiver by the Sub-Advisor can be modified only in the discretion and with the approval of a majority of the Board. For the period ended December 31, 2024, the Sub-Advisor waived $412,591 of its sub-advisory fees.

The Management and Sub-Advisory Fees paid by each Fund for the period ended December 31, 2024 were as follows:

SSI Alternative Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$328,197
Sub-Advisory Fees	0.95%	884,311

Total	1.30%	$1,212,508

TwentyFour Strategic Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$540,933
Sub-Advisory Fees	0.32%	494,567

Total	0.67%	$1,035,500

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

TwentyFour Sustainable Short Term Bond Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$18,062
Sub-Advisory Fees	0.20%	10,321

Total	0.55%	$28,383

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the TwentyFour Strategic Income Fund and the TwentyFour Sustainable Short Term Bond Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended December 31, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
SSI Alternative Income	$74,793
TwentyFour Strategic Income	120,073
TwentyFour Sustainable Short Term Bond	4,687

As of December 31, 2024, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
SSI Alternative Income	$12,991
TwentyFour Strategic Income	24,197
TwentyFour Sustainable Short Term Bond	730

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Funds listed below held the following shares with a December 31, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	December 31, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	December 31, 2024 Fair Value
U.S. Government Money Market Select	Direct	SSI Alternative Income	$21,169,614	$-	$-	$345,523	$21,169,614
U.S. Government Money Market Select	Direct	TwentyFour Strategic Income	9,824,373	-	-	304,561	9,824,373

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended December 31, 2024, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
SSI Alternative Income	$14,026
TwentyFour Strategic Income	12,331

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended December 31, 2024, the TwentyFour Sustainable Short Term Bond Fund borrowed on average $101,386 for 2 days at an average interest rate of 5.79% with interest charges of $33. These amounts are recorded as “Loan interest expense” in the Statements of Operations. For the period ended December 31, 2024, the SSI Alternative Income Fund and TwentyFour Strategic Income Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold

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short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended December 31, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap
Fund	Class	7/1/2024 - 10/31/2024	11/1/2024 - 12/31/2024	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
SSI Alternative Income	R5	0.92%	0.92%	$15,588	$-	2027-2028
SSI Alternative Income	Y	0.99%	0.99%	85,367	-	2027-2028
SSI Alternative Income	Investor	1.24%	1.24%	3,388	-	2027-2028
TwentyFour Strategic Income	R5	0.72%	0.72%	8,952	-	2027-2028
TwentyFour Strategic Income	Y	0.80%	0.80%	164,896	-	2027-2028
TwentyFour Strategic Income	Investor	1.09%	1.09%	1,819	-	2027-2028
TwentyFour Strategic Income	A	1.00%	1.00%	16,198	-	2027-2028
TwentyFour Strategic Income	C	1.79%	1.79%	3,679	-	2027-2028
TwentyFour Sustainable Short Term Bond	Y	0.57%	0.57%	100,109	-	2027-2028
TwentyFour Sustainable Short Term Bond	A	0.87%	0.87%	426	-	2027-2028
TwentyFour Sustainable Short Term Bond	C	1.48%	1.48%	10,101	-	2027-2028
TwentyFour Sustainable Short Term Bond	R6	0.47%	0.47%	347	-	2027-2028

Of the above amounts, $34,309, $80,064 and $22,851 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at December 31, 2024 for the SSI Alternative Income Fund, TwentyFour Strategic Income Fund, and TwentyFour Sustainable Short Term Bond Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
SSI Alternative Income	$-	$433	$16,504	2024-2025
SSI Alternative Income	-	115,232	-	2025-2026
SSI Alternative Income	-	192,445	-	2026-2027
TwentyFour Strategic Income	-	181,506	125,834	2024-2025
TwentyFour Strategic Income	-	325,416	-	2025-2026
TwentyFour Strategic Income	-	307,596	-	2026-2027
TwentyFour Sustainable Short Term Bond	-	89,654	144,499	2024-2025
TwentyFour Sustainable Short Term Bond	-	190,316	-	2025-2026
TwentyFour Sustainable Short Term Bond	-	217,433	-	2026-2027

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of

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December 31, 2024, based on management’s evaluation of the shareholder account base, one account has been identified as representing an unaffiliated significant ownership of approximately 32% for the SSI Alternative Income Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended December 31, 2024, RID collected $1,307 for TwentyFour Strategic Income Fund from the sale of A Class Shares. There were no Class A sales charges collected for the TwentyFour Sustainable Short Term Bond Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended December 31, 2024, there were no CDSC fees collected for the A Class Shares of the TwentyFour Strategic Income Fund or TwentyFour Sustainable Short Term Bond Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended December 31, 2024, CDSC fees of $100 were collected for the C Class Shares of TwentyFour Strategic Income Fund. There were no CDSC fees collected for the Class C Shares of the TwentyFour Sustainable Short Term Bond Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m.

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Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S.

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securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

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Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Asset-Backed and Mortgage-Related Securities

ABS are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The

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trust or other issuer passes the income from the underlying asset pool to the investor. A Fund, the Manager, and the sub-advisor do not select the loans or other assets that are included in the collateral backing those pools.

A Fund may also invest in debt obligations of U.S. Government-sponsored enterprises, including Fannie Mae, Freddie Mac, FFCB and the Tennessee Valley Authority. Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac are supported by the issuers’ right to borrow from the U.S. Treasury, the discretionary authority of the U.S. Treasury to lend to the issuers. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property.

The TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund may invest in ABS and mortgage-related securities, including CMOs and mortgage-related securities issued by private organizations which are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities Fannie Mae, a government sponsored corporation owned entirely by private stockholders, and Freddie Mac, a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. Mortgage-related securities are pools created by non-governmental issuers generally offering a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is

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redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates may be prepaid by their issuers, thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Floating Rate Securities

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

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As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Foreign Debt Securities

The TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund may each invest a significant portion of its assets in a particular geographic region or country. The TwentyFour Strategic Income Fund may invest significantly in emerging markets and may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose the Funds to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or their agencies or whose majority shareholder is a foreign government. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Obligations of a supranational entity may be denominated in foreign currencies.

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in a Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.
Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Restricted securities outstanding during the period ended December 31, 2024 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invests in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Fund invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Payment-In-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statements of Assets and Liabilities.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Short Sales

The SSI Alternative Income Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability. The Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of December 31, 2024, short positions were held by the Fund and are disclosed in the Schedule of Investments. For the same period herein, securities pledged as collateral for short sales are disclosed in the Fund’s Schedule of Investments, and cash collateral for short sales are reflected as “Cash with brokers” on the Statements of Assets and Liabilities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. A variable rate obligation has a coupon rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the coupon is based. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

A Fund may invest in floaters and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every one or three months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Options and Swaptions Contracts

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price, in the case of a call option, or to pay the exercise price upon delivery of the underlying security or currency, in the case of a put option. An option on a futures contract provides the holder with the right to enter into a ‘‘long’’ position in the underlying futures contract, in the case of a call option, or a ‘‘short’’ position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. Swaptions are options that give a party the right, but not the obligation, to enter into a swap at some designated future time on specified terms in exchange for a premium payment. Swaptions enable the Fund to purchase exposure that is significantly greater than the premium paid.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

During the period ended December 31, 2024, the SSI Alternative Income Fund and TwentyFour Strategic Income Fund purchased/sold options and swaptions primarily for hedging.

Average Option and Swaption Notional Amounts Outstanding Period Ended December 31, 2024
Fund	Purchased Contracts	Written Contracts
SSI Alternative Income	$-	$400
TwentyFour Strategic Income	14,588,571	-

Straddle Options

The Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Non-Deliverable Forward (“NDF”) currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

During the period ended December 31, 2024, the TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund entered into forward foreign currency contracts primarily for hedging.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended December 31, 2024
Fund	Purchased Contracts	Sold Contracts
TwentyFour Strategic Income	$-	$193,770,330
TwentyFour Sustainable Short Term Bond	409,102	9,295,405

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Swap Agreements

A swap is a transaction in which a Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the “notional” amount). Nearly any type of derivative, including forward contracts, can be structured as a swap.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are exposed to the creditworthiness of the clearing organizations (and, consequently, that of their members—generally, banks and broker-dealers) involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared, involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, a Fund will only enter into swap agreements with counterparties considered by a sub-advisor to present minimum risk of default and a Fund normally obtains collateral to secure its exposure. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which a Fund enters normally provide for the obligations of a Fund and its counterparty in the event of a default or other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. A Fund may be required to pledge collateral to secure its obligations under a swap.

Interest Rate Swap Agreements

The TwentyFour Strategic Income Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

During the period ended December 31, 2024, the TwentyFour Strategic Income Fund did not enter into any interest rate swaps.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

TwentyFour Strategic Income Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$3,352,643	$-	$-	$-	$3,352,643
Swaptions contracts outstanding	-	-	-	87,949	-	87,949

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(2,707,951)	$-	$-	$-	$(2,707,951)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$3,041,402	$-	$-	$-	$3,041,402
Swaptions contracts	-	-	-	(121,549)	-	(121,549)

TwentyFour Sustainable Short Term Bond Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$126,108	$-	$-	$-	$126,108

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(12)	$-	$-	$-	$(12)

The effect of financial derivative instruments on the Statements of Operations as of December 31, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$56,668	$-	$-	$-	$56,668

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$80,182	$-	$-	$-	$80,182

(1) See Note 3 in the Notes to Financial Statements for additional information.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.

As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, December 31, 2024.

TwentyFour Strategic Income Fund

Offsetting of Financial and Derivative Assets as of December 31, 2024:
	Assets	Liabilities
Forward Foreign Currency Contracts	$3,352,643	$-
Swaptions Contracts	87,949	-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$3,440,592	$-

Total derivative assets and liabilities subject to an MNA	$3,440,592	$-

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2024:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
Goldman Sachs International	$87,949	$-	$-	$-	$87,949
State Street Bank & Trust Co.	3,352,643	-	-	-	3,352,643

Total	$3,440,592	-	-	-	$3,440,592

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

TwentyFour Sustainable Short Term Bond Fund

Offsetting of Financial and Derivative Assets as of December 31, 2024:
	Assets	Liabilities
Forward Foreign Currency Contracts	$126,108	$12

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$126,108	$12

Total derivative assets and liabilities subject to an MNA	$126,108	$12

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of December 31, 2024:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$126,108	$(12)	$-	$-	$126,096
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$12	$(12)	$-	$-	$-

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain Mortgage-Backed Securities (“MBS”) and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed-income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Callable Securities Risk

The SSI Alternative Income Fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates. Thus, the Fund’s income could be reduced as a result of a call. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on the Fund’s total return.

Convertible Securities Risk

The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock’s price is high relative to the conversion price and a convertible security is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities – that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and the Fund could lose its entire investment. In addition, because companies that issue convertible securities may be small- or mid-cap companies, to the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, a Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Funds may effect derivative transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Funds’ exposure to foreign currencies may reduce the returns of a Fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency derivatives may not always work as intended, and in specific cases, a Fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency that is being hedged and thereby affect a Fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, a Fund may choose to not hedge its currency risks.

Derivatives Risk

Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. A Fund may use derivatives to enhance total return of its portfolio, to hedge against fluctuations in interest rates or currency exchange rates, to change the effective duration of its portfolio, or to manage certain investment risks or as a substitute for the purchase or sale of the underlying currencies or securities. A Fund may also hold derivative instruments to obtain economic exposure to an issuer without directly holding its securities. Derivatives may involve significant risk. The use of derivative instruments may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those securities. Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If a sub-advisor incorrectly forecasts stock market values, or the direction of interest rates or currency exchange rates in utilizing a specific derivatives strategy for a Fund, a Fund could lose money. In addition, leverage embedded in a derivative instrument can expose a Fund to greater risk and increase its costs. Gains or losses in the value of a derivative instrument may be magnified and be much greater than the derivative’s original cost (generally the initial margin deposit). There may also be material and prolonged

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment, for example, where a Fund may be called upon to deliver a security it does not own. As a result, a Fund could lose more than the amount it invests. Derivatives may at times be illiquid and may be more volatile than other types of investments. A Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Certain derivatives may also be difficult to value, and valuation may be more difficult in times of market turmoil. A Fund may buy or sell derivatives not traded on organized exchanges. A Fund may also enter into transactions that are not cleared through clearing organizations. These types of transactions may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, a Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Certain derivatives require a Fund to post margin to secure its future obligation; if a Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements at a time when it maybe disadvantageous to do so. A Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses. Suitable derivatives may not be available in all circumstances, and there can be no assurance that a Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a sub-advisor may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. Although a Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had a Fund not used the hedging instruments. A Fund may not hedge certain risks in particular situations, even if suitable instruments are available. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation may make derivatives more costly, may limit their availability, may disrupt markets, or may otherwise adversely affect their value or performance. In addition to other changes, these rules provide for central clearing of derivatives that in the past were traded exclusively over-the-counter and may increase costs and margin requirements, but are expected to reduce certain counterparty risks.

Environmental, Social, and/or Governance Investing Risk

A Fund’s incorporation of environmental, social and/or governance (“ESG”) considerations, including criteria as determined by the sub-advisor, in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by a Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund’s ESG investment considerations may also affect a Fund’s exposure to certain sectors or types of investments, which may impact a Fund’s relative investment performance depending on the performance of issuers in those sectors relative to issuers in the broader market. A Fund may not be able to take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. A Fund may underperform funds that do not incorporate these considerations. A Fund’s sub-advisor is dependent on available information to assist in the use of ESG investment considerations, and, because there are few generally accepted standards to use in such considerations, the information and considerations used for a Fund may differ from the information and considerations used for other funds. The limited availability of such information, as well as errors in or omissions from such information could result in incorrect evaluations of potential investments. There is no guarantee that a Fund’s efforts to select investments that meet a Fund’s ESG investing considerations will be successful.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Funds’ annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Funds could also result in increased realized net capital gains, distributions of which are taxable to the Funds’ shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Bond Risk

Exposure to high-yield securities (commonly referred to as ‘’junk bonds’’) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, issuers of high yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price a Fund desires. High yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that issuers of lower-rated securities will default on the timely payment of principal or interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case a Fund may lose its entire investment. Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities. Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by credit rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments among

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

securities of different issuers could reduce the risks of owning any such securities separately. The prices of these high yield securities tend to be less sensitive to interest rate changes than investment-grade investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of a Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of a Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of a Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have coupon rates or may provide exposure to underlying investments with coupon rates, that are based on the ICE LIBOR (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets.

Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States and U.S. law requires that contracts without a practicable LIBOR alternative default to SOFR plus a set spread beginning in mid-2023. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that relied on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact a Fund. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Funds may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Funds at such times may have a significant adverse effect on a Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. A Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Market Timing Risk

Funds that invest in high-yield, and, or have exposure to foreign securities through the derivatives it holds, are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. If a Fund trades foreign securities, it generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

Pay-In-Kind Securities Risk

Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their prices can be volatile when interest rates fluctuate. If an issuer of pay-in-kind securities defaults, the Fund may lose its entire investment. Federal income tax law requires a holder of pay-in-kind securities to include in gross income each taxable year the portion of the non-cash income on those securities (i.e., the additional securities issued as interest thereon) accrued during that year. In order to continue to qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code, and avoid federal excise tax, a Fund may be required to distribute a portion of such non-cash income and may be required to dispose of other portfolio securities in order to generate cash to meet these distribution requirements, potentially during periods of adverse market prices.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Short Position Risk

The SSI Alternative Income Fund’s short positions are speculative and are subject to special risks. A short position involves the sale by a Fund of a security that it does not own. A Fund then intends to purchase the same security at a later date at a lower price. A Fund may enter into a short position through a forward commitment, a futures contract, an option, or a swap agreement. If the price of the security or derivative has increased during the time a Fund holds the short position, then a Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to the third party. Therefore, short positions involve the risk that losses may be exaggerated, and that the Fund may lose more money than the actual cost of the investment. A Fund’s losses are potentially unlimited in a short position because the price appreciation of the security that a Fund is required to purchase is unlimited. There can be no assurance that the securities necessary to cover the short position will be available for purchase by a Fund. In addition, purchasing securities to close out the short position can itself cause the price of the relevant securities to rise further, thereby increasing any loss incurred by a Fund. Furthermore, a Fund may be forced to close out a short position prematurely if a counterparty from which a Fund borrowed securities demands their return, resulting in a loss on what might otherwise have been a profitable position. Short positions also include greater reliance on a sub-advisor’s ability to accurately anticipate the future value of a security or instrument. A Fund may invest the proceeds of a short sale, and therefore, be subject to the effect of leverage, in that short selling amplifies changes in a Fund’s NAV since it increases the exposure of a Fund to the market and may increase losses and the volatility of returns. If such instruments are traded over-the-counter, there is the risk that the counterparty may fail to honor its contract terms, causing a loss to a Fund.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Sustainable Investing Risk

The TwentyFour Sustainable Short Term Bond Fund’s incorporation of sustainable investing considerations, including criteria as determined by the sub-advisor, in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the sustainable investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may not be able to take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. The Fund may underperform funds that do not incorporate these considerations. The sub-advisor uses sustainability research and/or ratings information provided by one or more third parties in performing this analysis and considering sustainability risks. As there are few generally accepted standards to use in such considerations, the information and considerations used for the Fund may differ from the information and consideration used for other funds.

Swaptions Risk

Swaptions enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of swaptions can be volatile, and a small investment in swaptions can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing swaptions. Additionally, the value of the option may be lost if the Sub-Advisor fails to exercise such option at or prior to its expiration. As the swaption contracts held by the Fund near expiration, the Fund may replace them with other swaption contracts that have a later expiration date. That process is called “rolling,” and the Fund may incur costs to “roll” swaption contracts.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to a Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Funds hold securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules an applicable accounting protocols may require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

Variable and Floating Rate Securities Risk

The coupons on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a RIC, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of December 31, 2024, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SSI Alternative Income	$186,633,791	$11,080,616	$(13,867,102)	$(2,786,486)
TwentyFour Strategic Income	370,118,325	5,762,161	(15,253,724)	(9,491,563)
TwentyFour Sustainable Short Term Bond	10,107,622	183,897	(450,089)	(266,192)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2024, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SSI Alternative Income	$-	$6,838,442
TwentyFour Strategic Income	10,266,474	32,004,450
TwentyFour Sustainable Short Term Bond	145,567	479,522

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended December 31, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
SSI Alternative Income	$84,834,184	$-	$82,356,490	$-
TwentyFour Strategic Income	170,970,799	82,816,980	52,240,398	59,118,420
TwentyFour Sustainable Short Term Bond	1,889,652	1,810,699	2,142,471	1,472,300

A summary of the Funds’ transactions in the USG Select Fund for the period ended December 31, 2024 were as follows:

Fund	Type of Transaction	June 30, 2024 Shares/Fair Value	Purchases	Sales	December 31, 2024 Shares/Fair Value
SSI Alternative Income	Direct	$26,876,633	$50,539,776	$56,246,795	$21,169,614
TwentyFour Strategic Income	Direct	3,501,286	125,431,083	119,107,996	9,824,373

9. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended December 31, 2024, the Funds did not utilize these facilities.

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	379,829	$3,752,235	4,258,589	$40,788,721
Reinvestment of dividends	53,469	527,242	33,910	326,811
Shares redeemed	(838,672)	(8,338,101)	(437,413)	(4,215,493)

Net increase (decrease) in shares outstanding	(405,374)	$(4,058,624)	3,855,086	$36,900,039

	Y Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	3,067,755	$30,322,166	6,490,515	$62,542,083
Reinvestment of dividends	408,593	4,024,386	663,802	6,331,968
Shares redeemed	(1,685,524)	(16,581,676)	(3,598,946)	(34,408,065)

Net increase in shares outstanding	1,790,824	$17,764,876	3,555,371	$34,465,986

	Investor Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	82,998	$821,650	122,441	$1,168,318
Reinvestment of dividends	9,503	93,788	18,676	178,530
Shares redeemed	(5,502)	(54,881)	(14,468)	(138,529)

Net increase in shares outstanding	86,999	$860,557	126,649	$1,208,319

	R5 Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	162,785	$1,427,056	581,709	$4,869,717
Reinvestment of dividends	40,090	349,248	59,722	492,348
Shares redeemed	(27,989)	(244,410)	(260,194)	(2,184,010)

Net increase in shares outstanding	174,886	$1,531,894	381,237	$3,178,055

	Y Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	16,169,827	$140,345,673	17,128,599	$142,887,676
Reinvestment of dividends	872,290	7,555,123	715,745	5,888,170
Shares redeemed	(3,181,623)	(27,592,401)	(4,178,245)	(34,091,779)

Net increase in shares outstanding	13,860,494	$120,308,395	13,666,099	$114,684,067

	Investor Class
	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	(unaudited)
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	82,153	$702,714	115,381	$933,891
Reinvestment of dividends	5,562	47,476	57,679	461,387
Shares redeemed	(30,936)	(264,436)	(1,281,356)	(10,536,544)

Net increase (decrease) in shares outstanding	56,779	$485,754	(1,108,296)	$(9,141,266)

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

	A Class
	Six Months Ended December 31, 2024			Year Ended June 30, 2024
	(unaudited)
TwentyFour Strategic Income Fund	Shares		Amount	Shares		Amount
Shares sold	1,041,291		$8,911,489	468,675		$3,766,847
Reinvestment of dividends	39,244		334,672	42,920		346,700
Shares redeemed	(95,847)		(819,383)	(194,365)		(1,580,332)

Net increase in shares outstanding	984,688		$8,426,778	317,230		$2,533,215

	C Class
	Six Months Ended December 31, 2024			Year Ended June 30, 2024
	(unaudited)
TwentyFour Strategic Income Fund	Shares		Amount	Shares		Amount
Shares sold	427,069		$3,638,586	204,422		$1,657,391
Reinvestment of dividends	19,813		168,257	30,693		246,194
Shares redeemed	(135,116)		(1,149,874)	(218,008)		(1,771,063)

Net increase in shares outstanding	311,766		$2,656,969	17,107		$132,522

	Y Class
	Six Months Ended December 31, 2024			Year Ended June 30, 2024
	(unaudited)
TwentyFour Sustainable Short Term Bond Fund	Shares		Amount	Shares		Amount
Shares sold	189,109		$1,666,815	874,496		$7,569,523
Reinvestment of dividends	23,626		207,628	36,699		315,063
Shares redeemed	(344,217)		(3,034,088)	(617,521)		(5,358,933)

Net increase (decrease) in shares outstanding	(131,482)		$(1,159,645)	293,674		$2,525,653

	A Class
	Six Months Ended December 31, 2024			Year Ended June 30, 2024
	(unaudited)
TwentyFour Sustainable Short Term Bond Fund	Shares		Amount	Shares		Amount
Shares sold	2,836		$24,731	16,732		$142,619
Reinvestment of dividends	98		855	330		2,813
Shares redeemed	(2,845)		(24,730)	(27,018)		(231,553)

Net increase (decrease) in shares outstanding	89		$856	(9,956)		$(86,121)

	C Class
	Six Months Ended December 31, 2024			Year Ended June 30, 2024
	(unaudited)
TwentyFour Sustainable Short Term Bond Fund	Shares		Amount	Shares		Amount
Shares sold	110,989		$935,000	57,035		$472,730
Reinvestment of dividends	2,708		22,755	2,821		23,345
Shares redeemed	(1,192)		(10,009)	(28,953)		(238,889)

Net increase in shares outstanding	112,505		$947,746	30,903		$257,186

	R6 Class
	Six Months Ended December 31, 2024			Year Ended June 30, 2024
	(unaudited)
TwentyFour Sustainable Short Term Bond Fund	Shares		Amount	Shares		Amount
Shares sold	-		$1	-	$	-
Reinvestment of dividends	-		-	-		-
Shares redeemed	-		(1)	(967,964)		$(8,352,000)

Net (decrease) in shares outstanding	-	$	-	(967,964)		$(8,352,000)

American Beacon FundsSM

Notes to Financial Statements

December 31, 2024 (Unaudited)

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024		2023		2022		2021		2020

Net asset value, beginning of period	$9.70		$9.66		$9.29		$11.15		$10.15		$10.27

Income (loss) from investment operations:
Net investment income	0.24	B	0.55		0.31		0.38		0.16		0.19
Net gains (losses) on investments (both realized and unrealized)	0.31		0.18		0.21		(0.95)		1.18		0.06

Total income (loss) from investment operations	0.55		0.73		0.52		(0.57)		1.34		0.25

Less distributions:
Dividends from net investment income	(0.28)		(0.69)		(0.15)		(0.21)		(0.26)		(0.37)
Distributions from net realized gains	-		-		-		(1.08)		(0.08)		-

Total distributions	(0.28)		(0.69)		(0.15)		(1.29)		(0.34)		(0.37)

Net asset value, end of period	$9.97		$9.70		$9.66		$9.29		$11.15		$10.15

Total returnC	5.70	%D	7.90%		5.65%		(5.85)%		13.33%		2.49%

Ratios and supplemental data:
Net assets, end of period	$34,619,986		$37,631,052		$223,692		$281,521		$109,650		$99,760
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.81	%E	1.76%		1.90%		1.64%		1.93%		4.90%
Expenses, net of reimbursements and/or recoupments	1.29	%E F	1.18	%F	1.60	%F G	1.64	%F	1.89	%F	2.19	%F
Net investment income (loss), before expense reimbursements and/or recoupments	4.24	%E	4.41%		3.18%		1.47%		1.43%		(0.81)%
Net investment income, net of reimbursements and/or recoupments	4.76	%E	4.99%		3.48%		1.47%		1.47%		1.90%
Portfolio turnover rate	69	%D	127%		97%		113%		326%		242%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 0.92%, 0.92%, 1.22%, 1.49%, 1.49% and 1.49% for the period ended December 31, 2024, year ended June 30, 2024, year ended June 30, 2023, year ended June 30, 2022, year ended June 30, 2021 and year ended June 30, 2020, respectively.

G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 22, 2022.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024		2023		2022		2021		2020

Net asset value, beginning of period	$9.69		$9.66		$9.29		$11.14		$10.14		$10.27

Income (loss) from investment operations:
Net investment income	0.23	A	0.57		0.26		0.19		0.08		0.19
Net gains (losses) on investments (both realized and unrealized)	0.31		0.15		0.25		(0.76)		1.26		0.05

Total income (loss) from investment operations	0.54		0.72		0.51		(0.57)		1.34		0.24

Less distributions:
Dividends from net investment income	(0.28)		(0.69)		(0.14)		(0.20)		(0.26)		(0.37)
Distributions from net realized gains	-		-		-		(1.08)		(0.08)		-

Total distributions	(0.28)		(0.69)		(0.14)		(1.28)		(0.34)		(0.37)

Net asset value, end of period	$9.95		$9.69		$9.66		$9.29		$11.14		$10.14

Total returnB	5.60	%C	7.80%		5.55%		(5.85)%		13.33%		2.35%

Ratios and supplemental data:
Net assets, end of period	$156,830,016		$135,345,378		$100,552,992		$129,179,345		$129,211,872		$139,609,314
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.91	%D	1.86%		1.97%		1.74%		2.00%		2.32%
Expenses, net of reimbursements and/or recoupments	1.36	%D E	1.26	%E	1.65	%E F	1.73	%E	1.96	%E	2.27	%E
Net investment income, before expense reimbursements and/or recoupments	4.15	%D	4.30%		3.11%		1.26%		1.24%		1.81%
Net investment income, net of reimbursements and/or recoupments	4.70	%D	4.90%		3.43%		1.27%		1.28%		1.86%
Portfolio turnover rate	69	%C	127%		97%		113%		326%		242%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 0.99%, 0.99%, 1.28%, 1.56%, 1.56% and 1.56% for the period ended December 31, 2024, year ended June 30, 2024, year ended June 30, 2023, year ended June 30, 2022, year ended June 30, 2021 and year ended June 30, 2020, respectively.

F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 22, 2022.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024		2023		2022		2021		2020

Net asset value, beginning of period	$9.70		$9.68		$9.30		$11.12		$10.13		$10.27

Income (loss) from investment operations:
Net investment income	0.22	A	0.47		0.44		0.10	A	0.08		0.17
Net gains (losses) on investments (both realized and unrealized)	0.31		0.23		0.04		(0.69)		1.23		0.04

Total income (loss) from investment operations	0.53		0.70		0.48		(0.59)		1.31		0.21

Less distributions:
Dividends from net investment income	(0.26)		(0.68)		(0.10)		(0.15)		(0.24)		(0.35)
Distributions from net realized gains	-		-		-		(1.08)		(0.08)		-

Total distributions	(0.26)		(0.68)		(0.10)		(1.23)		(0.32)		(0.35)

Net asset value, end of period	$9.97		$9.70		$9.68		$9.30		$11.12		$10.13

Total returnB	5.55	%C	7.50%		5.24%		(6.03)%		13.03%		2.07%

Ratios and supplemental data:
Net assets, end of period	$4,005,388		$3,055,015		$1,821,486		$572,433		$1,411,885		$862,020
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.24	%D	2.20%		2.35%		2.13%		2.32%		2.97%
Expenses, net of reimbursements and/or recoupments	1.61	%D E	1.51	%E	1.72	%E F	1.99	%E	2.20	%E	2.52	%E
Net investment income, before expense reimbursements and/or recoupments	3.81	%D	3.96%		3.05%		0.81%		0.84%		1.13%
Net investment income, net of reimbursements and/or recoupments	4.44	%D	4.65%		3.68%		0.95%		0.96%		1.58%
Portfolio turnover rate	69	%C	127%		97%		113%		326%		242%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.24%, 1.24%, 1.40%, 1.81%, 1.81% and 1.81% for the period ended December 31, 2024, year ended June 30, 2024, year ended June 30, 2023, year ended June 30, 2022, year ended June 30, 2021 and year ended June 30, 2020, respectively.

F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 22, 2022.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024	2023	2022		2021	2020

Net asset value, beginning of period	$8.58		$8.02	$9.15	$11.02		$10.27	$10.24

Income (loss) from investment operations:
Net investment income	0.22	B	0.76	1.61	0.38	B	0.41	0.35
Net gains (losses) on investments (both realized and unrealized)	0.17		0.24	(1.22)	(1.85)		0.71	0.03

Total income (loss) from investment operations	0.39		1.00	0.39	(1.47)		1.12	0.38

Less distributions:
Dividends from net investment income	(0.25)		(0.33)	(1.52)	(0.40)		(0.37)	(0.35)
Tax return of capital	-		(0.11)	-	-		-	-

Total distributions	(0.25)		(0.44)	(1.52)	(0.40)		(0.37)	(0.35)

Net asset value, end of period	$8.72		$8.58	$8.02	$9.15		$11.02	$10.27

Total returnC	4.53	%D	12.89%	4.77%	(13.73)%		11.06%	3.81%

Ratios and supplemental data:
Net assets, end of period	$13,310,463		$11,602,470	$7,782,080	$4,186,949		$11,799,339	$9,824,323
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.86	%E	0.93%	1.01%	0.88%		0.91%	1.01%
Expenses, net of reimbursements and/or recoupments	0.72	%E	0.72%	0.72%	0.72%		0.72%	0.72%
Net investment income, before expense reimbursements and/or recoupments	4.80	%E	5.16%	5.05%	3.43%		3.05%	2.69%
Net investment income, net of reimbursements and/or recoupments	4.94	%E	5.37%	5.34%	3.59%		3.24%	2.98%
Portfolio turnover rate	39	%D	58%	63%	48%		79%	185%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024	2023	2022	2021	2020

Net asset value, beginning of period	$8.53		$7.98	$9.12	$10.99	$10.25	$10.22

Income (loss) from investment operations:
Net investment income	0.21	A	1.10	0.48	0.37	0.39	0.37
Net gains (losses) on investments (both realized and unrealized)	0.16		(0.11)	(0.10)	(1.84)	0.72	0.01

Total income (loss) from investment operations	0.37		0.99	0.38	(1.47)	1.11	0.38

Less distributions:
Dividends from net investment income	(0.24)		(0.33)	(1.52)	(0.40)	(0.37)	(0.35)
Tax return of capital	-		(0.11)	-	-	-	-

Total distributions	(0.24)		(0.44)	(1.52)	(0.40)	(0.37)	(0.35)

Net asset value, end of period	$8.66		$8.53	$7.98	$9.12	$10.99	$10.25

Total returnB	4.43	%C	12.81%	4.68%	(13.76)%	11.00%	3.82%

Ratios and supplemental data:
Net assets, end of period	$326,915,402		$203,770,438	$81,509,591	$139,290,122	$183,749,947	$89,459,856
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.92	%D	0.99%	1.06%	0.93%	0.96%	1.09%
Expenses, net of reimbursements and/or recoupments	0.80	%D	0.80%	0.80%	0.80%	0.81%	0.82%
Net investment income, before expense reimbursements and/or recoupments	4.75	%D	5.08%	4.90%	3.48%	3.02%	2.58%
Net investment income, net of reimbursements and/or recoupments	4.87	%D	5.27%	5.16%	3.61%	3.17%	2.85%
Portfolio turnover rate	39	%C	58%	63%	48%	79%	185%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024		2023	2022	2021	2020

Net asset value, beginning of period	$8.40		$7.85		$9.02	$10.88	$10.16	$10.15

Income (loss) from investment operations:
Net investment income	0.20	A	0.41	A	0.40	0.34	0.33	0.44
Net gains (losses) on investments (both realized and unrealized)	0.16		0.56		(0.06)	(1.82)	0.74	(0.08)

Total income (loss) from investment operations	0.36		0.97		0.34	(1.48)	1.07	0.36

Less distributions:
Dividends from net investment income	(0.23)		(0.32)		(1.51)	(0.38)	(0.35)	(0.35)
Tax return of capital	-		(0.10)		-	-	-	-

Total distributions	(0.23)		(0.42)		(1.51)	(0.38)	(0.35)	(0.35)

Net asset value, end of period	$8.53		$8.40		$7.85	$9.02	$10.88	$10.16

Total returnB	4.26	%C	12.78%		4.23%	(14.03)%	10.67%	3.58%

Ratios and supplemental data:
Net assets, end of period	$2,035,423		$1,527,043		$10,133,625	$18,192,880	$23,773,539	$14,710,345
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.29	%D	1.31%		1.35%	1.22%	1.24%	1.42%
Expenses, net of reimbursements and/or recoupments	1.09	%D	1.09%		1.09%	1.09%	1.09%	1.09%
Net investment income, before expense reimbursements and/or recoupments	4.37	%D	4.87%		4.59%	3.20%	2.73%	2.23%
Net investment income, net of reimbursements and/or recoupments	4.57	%D	5.09%		4.85%	3.33%	2.88%	2.56%
Portfolio turnover rate	39	%C	58%		63%	48%	79%	185%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024	2023	2022	2021	2020

Net asset value, beginning of period	$8.40		$7.87	$9.03	$10.89	$10.16	$10.16

Income (loss) from investment operations:
Net investment income	0.20	A	0.79	0.59	0.34	0.35	0.23
Net gains (losses) on investments (both realized and unrealized)	0.16		0.17	(0.23)	(1.81)	0.72	0.11

Total income (loss) from investment operations	0.36		0.96	0.36	(1.47)	1.07	0.34

Less distributions:
Dividends from net investment income	(0.24)		(0.33)	(1.52)	(0.39)	(0.34)	(0.34)
Tax return of capital	-		(0.10)	-	-	-	-

Total distributions	(0.24)		(0.43)	(1.52)	(0.39)	(0.34)	(0.34)

Net asset value, end of period	$8.52		$8.40	$7.87	$9.03	$10.89	$10.16

Total returnB	4.27	%C	12.63%	4.44%	(13.94)%	10.73%	3.44%

Ratios and supplemental data:
Net assets, end of period	$16,630,952		$8,116,991	$5,107,605	$5,523,840	$7,020,746	$5,216,325
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.27	%D	1.43%	1.31%	1.14%	1.16%	1.34%
Expenses, net of reimbursements and/or recoupments	1.00	%D	1.00%	1.00%	1.00%	1.04%	1.12%
Net investment income, before expense reimbursements and/or recoupments	4.40	%D	4.67%	4.70%	3.28%	2.81%	2.35%
Net investment income, net of reimbursements and/or recoupments	4.67	%D	5.10%	5.01%	3.42%	2.93%	2.57%
Portfolio turnover rate	39	%C	58%	63%	48%	79%	185%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,
			2024	2023		2022		2021	2020

Net asset value, beginning of period	$8.36		$7.83	$9.00		$10.85		$10.13	$10.14

Income (loss) from investment operations:
Net investment income	0.17	A	0.38	0.49		0.25		0.27	0.30
Net gains (losses) on investments (both realized and unrealized)	0.16		0.52	(0.21)		(1.80)		0.72	(0.03)

Total income (loss) from investment operations	0.33		0.90	0.28		(1.55)		0.99	0.27

Less distributions:
Dividends from net investment income	(0.20)		(0.28)	(1.45)		(0.30)		(0.27)	(0.28)
Tax return of capital	-		(0.09)	-		-		-	-

Total distributions	(0.20)		(0.37)	(1.45)		(0.30)		(0.27)	(0.28)

Net asset value, end of period	$8.49		$8.36	$7.83		$9.00		$10.85	$10.13

Total returnB	3.95	%C	11.81%	3.51%		(14.61)%		9.87%	2.72%

Ratios and supplemental data:
Net assets, end of period	$8,352,019		$5,620,172	$5,131,491		$5,987,755		$8,803,669	$4,735,447
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.89	%D	1.97%	2.03%		1.90%		1.95%	2.14%
Expenses, net of reimbursements and/or recoupments	1.79	%D	1.79%	1.80	%E	1.82	%E	1.85%	1.87%
Net investment income, before expense reimbursements and/or recoupments	3.77	%D	4.15%	3.98%		2.50%		2.02%	1.57%
Net investment income, net of reimbursements and/or recoupments	3.87	%D	4.33%	4.21%		2.58%		2.12%	1.84%
Portfolio turnover rate	39	%C	58%	63%		48%		79%	185%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2021.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,								February 18, 2020A to June 30, 2020
			2024		2023		2022		2021

Net asset value, beginning of period	$8.74		$8.43		$9.26		$10.02		$9.92		$10.00

Income (loss) from investment operations:
Net investment income	0.17	B	0.52		0.35		0.32		0.21		0.05
Net gains (losses) on investments (both realized and unrealized)	0.10		0.12		(0.10)		(0.83)		0.18		(0.06)

Total income (loss) from investment operations	0.27		0.64		0.25		(0.51)		0.39		(0.01)

Less distributions:
Dividends from net investment income	(0.20)		-		(1.08)		(0.25)		(0.29)		(0.07)
Tax return of capital	-		(0.33)		-		-		-		-

Total distributions	(0.20)		(0.33)		(1.08)		(0.25)		(0.29)		(0.07)

Net asset value, end of period	$8.81		$8.74		$8.43		$9.26		$10.02		$9.92

Total returnC	3.14	%D	7.50%		2.95%		(5.20)%		4.00%		(0.09	)%D

Ratios and supplemental data:
Net assets, end of period	$8,673,084		$9,743,738		$6,923,318		$5,328,507		$354,076		$149,445
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.71	%E	2.36%		1.83%		2.24%		4.65	%F	11.60	%E F
Expenses, net of reimbursements and/or recoupments	0.57	%E	0.58	%G	0.57	%G	0.57	%G	0.57	%G	0.57	%E G
Net investment income (loss), before expense reimbursements and/or recoupments	1.49	%E	1.80%		1.31%		(0.06)%		(2.71	)%F	(9.96	)%E F
Net investment income, net of reimbursements and/or recoupments	3.63	%E	3.58%		2.57%		1.61%		1.37%		1.07	%E
Portfolio turnover rate	38	%D	117%		60%		43%		54%		7	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-recurring organization and offering costs.
G	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,							February 18, 2020A to June 30, 2020
			2024		2023	2022		2021

Net asset value, beginning of period	$8.66		$8.39		$9.23	$9.98		$9.91		$10.00

Income (loss) from investment operations:
Net investment income	0.15	B	0.28	B	0.50	0.12	B	0.11		0.05
Net gains (losses) on investments (both realized and unrealized)	0.11		0.32		(0.29)	(0.65)		0.25		(0.07)

Total income (loss) from investment operations	0.26		0.60		0.21	(0.53)		0.36		(0.02)

Less distributions:
Dividends from net investment income	(0.20)		-		(1.05)	(0.22)		(0.29)		(0.07)
Tax return of capital	-		(0.33)		-	-		-		-

Total distributions	(0.20)		(0.33)		(1.05)	(0.22)		(0.29)		(0.07)

Net asset value, end of period	$8.72		$8.66		$8.39	$9.23		$9.98		$9.91

Total returnC	3.05	%D	7.30%		2.48%	(5.43)%		3.70%		(0.19	)%D

Ratios and supplemental data:
Net assets, end of period	$44,831		$43,744		$125,866	$107,415		$202,627		$206,227
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.19	%E	2.72%		2.26%	3.13%		5.33	%F	10.25	%E F
Expenses, net of reimbursements and/or recoupments	0.87	%E	0.87%		0.87%	0.87%		0.87%		0.87	%E
Net investment income (loss), before expense reimbursements and/or recoupments	1.03	%E	1.45%		0.81%	(1.06)%		(3.36	)%F	(8.59	)%E F
Net investment income, net of reimbursements and/or recoupments	3.35	%E	3.30%		2.20%	1.20%		1.10%		0.79	%E
Portfolio turnover rate	38	%D	117%		60%	43%		54%		7	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,							February 18, 2020A to June 30, 2020
			2024		2023	2022		2021

Net asset value, beginning of period	$8.37		$8.16		$9.07	$9.87		$9.87		$10.00

Income (loss) from investment operations:
Net investment income	0.12	B	0.35		1.53	0.04	B	0.03	B	0.02
Net gains (losses) on investments (both realized and unrealized)	0.11		0.19		(1.39)	(0.64)		0.26		(0.08)

Total income (loss) from investment operations	0.23		0.54		0.14	(0.60)		0.29		(0.06)

Less distributions:
Dividends from net investment income	(0.20)		-		(1.05)	(0.20)		(0.29)		(0.07)
Tax return of capital	-		(0.33)		-	-		-		-

Total distributions	(0.20)		(0.33)		(1.05)	(0.20)		(0.29)		(0.07)

Net asset value, end of period	$8.40		$8.37		$8.16	$9.07		$9.87		$9.87

Total returnC	2.79	%D	6.71%		1.68%	(6.15)%		3.00%		(0.59	)%D

Ratios and supplemental data:
Net assets, end of period	$1,739,458		$791,225		$519,021	$95,605		$139,238		$254,319
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.76	%E	3.29%		2.74%	3.78%		6.04	%F	10.34	%E F
Expenses, net of reimbursements and/or recoupments	1.48	%E	1.52	%G	1.62%	1.62%		1.62%		1.62	%E
Net investment income (loss), before expense reimbursements and/or recoupments	0.47	%E	0.89%		0.58%	(1.71)%		(4.08	)%F	(8.62	)%E F
Net investment income, net of reimbursements and/or recoupments	2.75	%E	2.66%		1.70%	0.45%		0.34%		0.10	%E
Portfolio turnover rate	38	%D	117%		60%	43%		54%		7	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-recurring organization and offering costs.
G	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2023.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended December 31, 2024 (unaudited)		Year Ended June 30,						February 18, 2020A to June 30, 2020
			2024		2023	2022	2021

Net asset value, beginning of period	$8.57		$8.51		$9.32	$10.04	$9.92		$10.00

Income (loss) from investment operations:
Net investment income	0.16	B	0.32	B	0.23	0.16	0.15		0.04
Net gains (losses) on investments (both realized and unrealized)	0.11		0.07		0.02	(0.66)	0.26		(0.05)

Total income (loss) from investment operations	0.27		0.39		0.25	(0.50)	0.41		(0.01)

Less distributions:
Dividends from net investment income	(0.20)		-		(1.06)	(0.22)	(0.29)		(0.07)
Tax return of capital	-		(0.33)		-	-	-		-

Total distributions	(0.20)		(0.33)		(1.06)	(0.22)	(0.29)		(0.07)

Net asset value, end of period	$8.64		$8.57		$8.51	$9.32	$10.04		$9.92

Total returnC	3.20	%D	4.69%		2.89%	(5.06)%	4.21%		(0.09	)%D

Ratios and supplemental data:
Net assets, end of period	$30,577		$30,301		$8,267,504	$9,050,291	$9,753,318		$9,368,229
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.71	%E	2.21%		1.73%	2.38%	4.44	%F	6.83	%E F
Expenses, net of reimbursements and/or recoupments	0.47	%E	0.47%		0.47%	0.47%	0.47%		0.47	%E
Net investment income (loss), before expense reimbursements and/or recoupments	1.49	%E	1.93%		1.36%	(0.30)%	(2.47	)%F	(5.20	)%E F
Net investment income, net of reimbursements and/or recoupments	3.73	%E	3.67%		2.62%	1.61%	1.50%		1.16	%E
Portfolio turnover rate	38	%D	117%		60%	43%	54%		7	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Includes non-recurring organization and offering costs.

See accompanying notes

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm
Gregory J. Stumm
President
American Beacon Funds
Date: March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm
Gregory J. Stumm
President
American Beacon Funds
Date: March 6, 2025

By	/s/ Sonia L. Bates
Sonia L. Bates
Chief Accounting Officer and Treasurer
American Beacon Funds
Date: March 6, 2025